--------------------------------------------------------------------------------

                             Important Information

--------------------------------------------------------------------------------

[JOHN HANCOCK(R) LOGO]

                                                                  March 24, 2003

Dear Variable Contract Owner:

I am writing to ask for your vote on important matters concerning your investment in certain funds within your John Hancock variable life insurance policy or variable annuity contract ("Variable Contract").


Your fund's trustees are proposing the reorganization of the funds of the John Hancock Declaration Trust into certain funds in the John Hancock Variable Series Trust I ("VST"), as described in the enclosed proxy materials and summarized in the questions and answers on the following page. As you know, the Declaration Trust provides certain investment options under your Variable Contract. In some instances you will see that we have selected funds that offer greater flexibility and expanded opportunities for diversification.


The fund reorganization proposals have been approved by each fund's board of trustees, who believe the reorganizations will benefit you. The enclosed proxy statement and prospectus contains further explanation and important details of the reorganizations, which I strongly encourage you to read before voting.

Your Vote Makes a Difference!
No matter what size your investment may be, your vote is important. Please read the enclosed materials and complete, sign and return the enclosed proxy ballot(s) to us immediately. Your prompt response will help avoid the need for additional mailings. For your convenience, we have provided a postage-paid envelope.


If you have any questions or need additional information, please contact your investment professional or call a John Hancock Service Representative at 1-800-576-2227 Monday through Friday between 8:00 A.M. and 6:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.


                                                Sincerely,

                                                /s/ Maureen R. Ford

                                                Maureen R. Ford
                                                Chairman and Chief Executive
                                                Officer
                                                John Hancock Declaration Trust

John Hancock Annuity and Life Insurance products are issued by John Hancock Life Insurance Company, or its subsidiary John Hancock Variable Life Insurance Company*, and are distributed by John Hancock Funds, LLC, 101 Huntington Avenue, Boston, MA 02199-7603, or Signator Investors Inc., 197 Clarendon Street, Boston, MA 02116.
*Not licensed in New York.

VAVSTPX 3/03

[Q&A LOGO]

Q: What are the changes being proposed?


A: Generally, these proposals focus on merging Declaration Trust funds into certain funds of the John Hancock Variable Series Trust I that are significantly larger and may offer more protection against the possibility of higher future expenses, as well as a greater opportunity for future growth. Specifically, the trustees of your fund(s) are proposing the following reorganizations:

--------------------------------------------------------------------------------
                Acquired Fund                    Acquiring Fund
--------------------------------------------------------------------------------
 Proposal 1     V.A. Financial Industries Fund   Financial Industries Fund
--------------------------------------------------------------------------------
 Proposal 2     V.A. Relative Value Fund         Growth & Income Fund
--------------------------------------------------------------------------------
 Proposal 3     V.A. Sovereign Investors Fund    Growth & Income Fund
--------------------------------------------------------------------------------
 Proposal 4     V.A. Strategic Income Fund       Active Bond Fund
--------------------------------------------------------------------------------
 Proposal 5     V.A. Technology Fund             Large Cap Growth Fund
--------------------------------------------------------------------------------


Q: Will this change affect the number of units I currently have? Will there be any tax implications?

A: No. There will be no impact on the number of units you have invested in your Variable Contract, nor on the value of those units. Nor will there be any tax implications (no Form 1099R will be generated).

Q: Will I incur a fee for the portfolio transfer to accomplish a fund reorganization?


A: No, you will incur no fees in connection with the reorganization. In addition, the Acquiring Funds and their investment adviser have agreed to bear the costs of each reorganization.


Q: What if I do not want to have any units of the Acquired Fund transferred to the proposed Acquiring Fund?

A: Prior to the reorganization, you may contact a John Hancock Service
   Representative at 1-800-576-2227, Monday through Friday between 8:00 A.M. - 6:00 P.M. Eastern Time and request a transfer, without charge, to another variable investment option or (if available in your state and Variable Contract) the fixed account. Please consult your investment professional prior to reallocating your assets.

Q: How do I vote?

A: Follow two simple steps: STEP 1: First, read the sections of the attached proxy statement/prospectus that apply to your fund(s). STEP 2: Finally, complete the enclosed voting instruction card for each of your funds and return it in the enclosed postage-paid envelope. If you have more than one card, you need to complete, sign and mail each one.

Q: Does my vote make a difference?


A: Whether you are a large or small investor, your vote is important, and we urge you to participate in this process to ensure that John Hancock represents your wishes when it casts votes at the shareholder meeting. The board of trustees of your fund(s) voted to recommend these changes, and your approval is needed to implement the changes.

JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND
JOHN HANCOCK V.A. RELATIVE VALUE FUND
JOHN HANCOCK V.A. SOVEREIGN INVESTORS FUND
JOHN HANCOCK V.A. STRATEGIC INCOME FUND
JOHN HANCOCK V.A. TECHNOLOGY FUND
(each a "fund," and each a series of John Hancock Declaration Trust (the
"Trust"))
101 Huntington Avenue
Boston, MA 02199

Notice of Joint Special Meeting of Shareholders
Scheduled for April 16, 2003

This is the formal agenda for each fund's shareholder meeting. It tells you, as the owner of a variable life insurance or variable annuity contract ("Variable Contract"), and the insurance companies that are the record holders of each fund's shares ("shareholders"), what matters will be voted on and the time and place of the meeting. The insurance companies will vote their fund shares as instructed by the owners of their Variable Contracts.

To the shareholders and Variable Contract owners of each fund:

A joint shareholder meeting for your fund(s) will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, April 16, 2003 at 9:00 A.M., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Financial Industries Fund ("V.A. Financial Industries Fund") and the Financial Industries Fund of the John Hancock Variable Series Trust I ("Financial Industries Fund"). Under this Agreement, V.A. Financial Industries Fund would transfer all of its assets to Financial Industries Fund in exchange for shares of Financial Industries Fund. These shares would be distributed proportionately to the shareholders of V.A. Financial Industries Fund. Financial Industries Fund would also assume V.A. Financial Industries Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

2. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Relative Value Fund ("V.A. Relative Value Fund") and the Growth & Income Fund of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Relative Value Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Relative Value Fund. Growth & Income Fund would also assume V.A. Relative Value Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

3. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Sovereign Investors Fund ("V.A. Sovereign Investors Fund") and the Growth & Income Fund of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Sovereign Investors Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Sovereign Investors Fund. Growth & Income Fund would also assume V.A. Sovereign Investors Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

4. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund") and the Active Bond Fund of the John Hancock Variable Series Trust I ("Active Bond Fund"). Under this Agreement, V.A. Strategic Income Fund would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares would be distributed proportionately to the shareholders of V.A. Strategic Income Fund. Active Bond Fund would also assume V.A. Strategic Income Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

5. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Technology Fund ("V.A. Technology Fund") and the Large Cap Growth Fund of the John Hancock Variable Series Trust I ("Large Cap Growth Fund"). Under this Agreement, V.A. Technology Fund would transfer all of its assets to Large Cap Growth Fund in exchange for shares of Large Cap Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Technology Fund. Large Cap Growth Fund would also assume V.A. Technology Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

6.   Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on February 25, 2003 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card). If Variable Contract owners do not return their voting instruction cards in sufficient numbers, it may result in additional shareholder solicitations.

                                           By order of the board of trustees,

                                           Susan S. Newton
                                           Secretary

March 24, 2003
VAVSTPX 3/03

PROXY STATEMENT of
V.A. Financial Industries Fund
V.A. Relative Value Fund
V.A. Sovereign Investors Fund
V.A. Strategic Income Fund
V.A. Technology Fund
(each an "Acquired Fund" or "your fund," and each a series of John Hancock Declaration Trust)

PROSPECTUS for
Financial Industries Fund
Growth & Income Fund
Active Bond Fund
Large Cap Growth Fund
(each an "Acquiring Fund," and each a series of John Hancock Variable Series Trust I)

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization of your fund(s) into the corresponding Acquiring Fund(s). Please read it carefully and retain it for future reference.

How Each Reorganization Will Work
     o Each Acquired Fund will transfer all of its assets to the respective Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.

     o Each Acquiring Fund will issue shares to the respective Acquired Fund with an aggregate value equal to the net asset value of the Acquired Fund. These shares will be distributed to the Acquired Fund's shareholders in proportion to their holdings on the reorganization date.

     o Each Acquired Fund will be liquidated and fund shareholders will become shareholders of the corresponding Acquiring Fund.

     o The reorganization is not intended to result in income, gain or loss for federal income tax purposes to the Acquired Fund or its shareholders.

Shares of the funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the funds have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this proxy statement and prospectus. Any representation to the contrary is a criminal offense.

Why the Acquired Funds' Trustees are Recommending the Reorganizations
The Acquired Funds' trustees are recommending that Acquired Fund shareholders vote FOR each of the reorganizations. The reasons for their recommendation vary with the particular circumstances of each reorganization and are discussed in detail below. Before you vote, you should carefully consider the basis for the trustees' recommendation as well as the discussion of the comparison of each fund's investment objectives and policies, risks and expenses.


---------------------------------------------------------------------------------------------------------------------------
 Where to Get More Information
---------------------------------------------------------------------------------------------------------------------------
 Prospectuses of the Acquired Funds dated May 1, 2002.         Incorporated by reference into this proxy statement and
 Prospectuses of the Acquiring Funds dated September 19,       prospectus and summarized in Appendixes A and B at the end
 2002 (Active Bond, Growth & Income, and Large Cap             of this proxy statement and prospectus.
 Growth Funds) and March 24, 2003 (Financial Industries
 Fund).
---------------------------------------------------------------------------------------------------------------------------
 The Acquiring Funds' annual reports to shareholders dated     On file with the Securities and Exchange Commission ("SEC")
 December 31, 2002.                                            and available at no charge by calling 1-800-576-2227.
-------------------------------------------------------------- Incorporated by reference into this proxy statement and
 The Acquired Funds' annual reports to shareholders dated      prospectus.
 December 31, 2002.
--------------------------------------------------------------
 A statement of additional information dated March 24, 2003.
 It contains additional information about the Acquired Funds and the Acquiring Funds.
---------------------------------------------------------------------------------------------------------------------------
 To ask questions about this proxy statement and prospectus.   Call our toll-free telephone number: 1-800-576-2227.
---------------------------------------------------------------------------------------------------------------------------


       The date of this proxy statement and prospectus is March 24, 2003.

TABLE OF CONTENTS


                                                                           Page
                                                                           -----
INTRODUCTION ...........................................................     3
PROPOSAL 1 -- V.A. FINANCIAL INDUSTRIES FUND ...........................     4
  Summary ..............................................................     4
  Comparison of Investment Risks .......................................     7
  Proposal to Approve the Agreement and Plan of Reorganization .........     8
PROPOSAL 2 -- V.A. RELATIVE VALUE FUND .................................     9
  Summary ..............................................................     9
  Comparison of Investment Risks .......................................    13
  Proposal to Approve the Agreement and Plan of Reorganization .........    14
PROPOSAL 3 -- V.A. SOVEREIGN INVESTORS FUND ............................    15
  Summary ..............................................................    16
  Comparison of Investment Risks .......................................    20
  Proposal to Approve the Agreement and Plan of Reorganization .........    21
PROPOSAL 4 -- V.A. STRATEGIC INCOME FUND ...............................    22
  Summary ..............................................................    22
  Comparison of Investment Risks .......................................    26
  Proposal to Approve the Agreement and Plan of Reorganization .........    27
PROPOSAL 5 -- V.A. TECHNOLOGY FUND .....................................    28
  Summary ..............................................................    28
  Comparison of Investment Risks .......................................    31
  Proposal to Approve the Agreement and Plan of Reorganization .........    32
FURTHER INFORMATION ON EACH REORGANIZATION .............................    34
CAPITALIZATION .........................................................    35
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES .....................    36
BOARDS' EVALUATION AND RECOMMENDATION ..................................    36
VOTING RIGHTS AND REQUIRED VOTE ........................................    36
INFORMATION CONCERNING THE MEETING .....................................    37
OWNERSHIP OF SHARES OF THE FUNDS .......................................    38
EXPERTS ................................................................    39
AVAILABLE INFORMATION ..................................................    39
EXHIBIT A -- Form of Agreement and Plan of Reorganization ..............    40


APPENDIXES

A. BASIC INFORMATION ABOUT THE FUNDS (attached at the end of this document).

B. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: DECEMBER 31, 2002 (attached at the end of this document).

INTRODUCTION

This proxy statement and prospectus is being used by the John Hancock Declaration Trust's board of trustees to solicit your voting instructions for a special meeting of each Acquired Fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, April 16, 2003 at 9:00 A.M., Eastern Time. The purpose of the meeting is to consider proposals to approve Agreements and Plans of Reorganization providing for the reorganization of the Acquired Funds into the Acquiring Funds, as summarized in the table below:

-----------------------------------------------------------------------------------------------------------------------
              Acquired Fund                    Acquiring Fund              Shareholders Entitled to Vote
-----------------------------------------------------------------------------------------------------------------------
 Proposal 1   V.A. Financial Industries Fund   Financial Industries Fund   V.A. Financial Industries Fund Shareholders
-----------------------------------------------------------------------------------------------------------------------
 Proposal 2   V.A. Relative Value Fund         Growth & Income Fund        V.A. Relative Value Fund Shareholders
-----------------------------------------------------------------------------------------------------------------------
 Proposal 3   V.A. Sovereign Investors Fund    Growth & Income Fund        V.A. Sovereign Investors Fund Shareholders
-----------------------------------------------------------------------------------------------------------------------
 Proposal 4   V.A. Strategic Income Fund       Active Bond Fund            V.A. Strategic Income Fund Shareholders
-----------------------------------------------------------------------------------------------------------------------
 Proposal 5   V.A. Technology Fund             Large Cap Growth Fund       V.A. Technology Fund Shareholders
-----------------------------------------------------------------------------------------------------------------------

Who is Eligible to Vote?

Shareholders of record on February 25, 2003 (record date) are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. As of the record date, the insurance companies were the sole shareholders of record of the Acquired Funds. The insurance companies hold these shares in segregated investment accounts (the "Separate Accounts") that support the variable life insurance and variable annuity contracts (the "Variable Contracts") that you and other investors own. The insurance companies will vote shares of the Acquired Funds held by them in accordance with voting instructions received from you and other Variable Contract owners. The enclosed voting instruction card will be used by the insurance companies to receive your voting instructions. The notice of meeting, the proxy card (voting instruction card), and this proxy statement and prospectus are being mailed to the insurance companies and Variable Contract owners on or about March 24, 2003.

Investment Advisory Services
The investment adviser to each Acquired Fund is John Hancock Advisers, LLC ("JHA"), a wholly owned subsidiary of John Hancock Financial Services, Inc. In this capacity, JHA has primary responsibility for: making investment decisions for the Acquired Funds' investment portfolios (with the exception of V.A. Technology Fund, which is subadvised by American Fund Advisors, Inc.) and placing orders with brokers and dealers to implement those decisions; advising each Acquired Fund in connection with policy decisions; administering the Acquired Funds' day-to-day operations; preparing the Acquired Funds' financial statements; providing the Acquired Funds with personnel, office space, equipment and supplies; maintaining fund records; and supervising the activities of the Acquired Funds' service providers, including V.A. Technology Fund's subadviser.

The investment adviser to each Acquiring Fund is John Hancock Life Insurance Company ("JHLICO"), also a wholly owned subsidiary of John Hancock Financial Services, Inc. In this capacity, JHLICO advises each fund in connection with policy and strategy decisions; administers the funds' day-to-day operations; serves as the Acquiring Funds' transfer agent and dividend disbursing agent; prepares the Acquiring Funds' financial statements; provides the funds with personnel, office space, equipment and supplies; maintains fund records; and supervises the activities of the funds' subadvisers and other service providers. JHLICO will commence actively performing these functions for the Financial Industries Fund only upon consummation of that reorganization, because that Acquiring Fund will not commence operations until the closing of the reorganization.

Each of the Acquiring Funds plans to employ what is commonly referred to as a "manager of managers arrangement." An application has been filed with the SEC to permit this arrangement to go into effect. Under a manager of managers arrangement, an Acquiring Fund would be able to retain new subadvisers (or change the terms of its agreement with an existing subadviser) without need for shareholder (or Variable Contract owner) approval. In the absence of such a manager of managers order from the SEC, the Acquiring Funds would continue to be subject to currently applicable requirements to obtain shareholder (and Variable Contract owner) approval for most changes. The shareholders of (and, except for the Financial Industries Fund, Variable Contract owners participating in) each Acquiring Fund have voted to approve the manager of managers arrangement. There is no assurance, however, about when or if the SEC will issue the requested order.

Summary of Each Proposal
For each Proposal, this proxy statement and prospectus includes a summary of more complete information appearing later or incorporated in the document. Please read this entire document, including Exhibit A and Appendixes A and B, carefully, because they contain details that are not in the summary. You can obtain information about your rights and obligations as the owner of a Variable Contract from your Prospectus for that Variable Contract.

PROPOSAL 1
Approval of Agreement and Plan of Reorganization Between
V.A. Financial Industries Fund and Financial Industries Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Financial Industries Fund and Financial Industries Fund. Under this Agreement, V.A. Financial Industries Fund would transfer all of its assets to Financial Industries Fund in exchange for shares of Financial Industries Fund. These shares would be distributed proportionately to the shareholders of V.A. Financial Industries Fund. Financial Industries Fund would also assume V.A. Financial Industries Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY
Comparison of V.A. Financial Industries Fund to Financial Industries Fund

--------------------------------------------------------------------------------------------------------------------------------
                        V.A. Financial Industries Fund                       Financial Industries Fund
                        (Acquired Fund)                                      (Acquiring Fund)
--------------------------------------------------------------------------------------------------------------------------------
 Business               A diversified series of John Hancock Declaration     A newly-organized non-diversified series of John
                        Trust. The trust is an open-end management           Hancock Variable Series Trust I, an open-end
                        investment company organized as a                    management investment company organized as
                        Massachusetts business trust.                        a Massachusetts business trust.
--------------------------------------------------------------------------------------------------------------------------------
 Net assets as of       $57.7 million.                                       None. The fund is newly-organized and does
 December 31, 2002                                                           not expect to commence investment operations
                                                                             until the reorganization occurs.
--------------------------------------------------------------------------------------------------------------------------------
 Investment adviser     Investment adviser:                                  Investment adviser:
 and portfolio          John Hancock Advisers, LLC                           John Hancock Life Insurance Company
 managers
                        Portfolio managers:                                  Subadviser: John Hancock
                        James K. Schmidt, CFA                                Advisers, LLC
                        -Executive Vice President of adviser
                        -Joined fund team in 1997                            Portfolio managers:
                        -Joined adviser in 1992                              James K. Schmidt, CFA
                        -Began business career in 1979                       -Executive Vice President of subadviser
                                                                             -Joined fund team in 2003
                        Thomas C. Goggins                                    -Joined subadviser in 1992
                        -Senior Vice President of adviser                    -Began business career in 1979
                        -Joined fund team in 1998
                        -Joined adviser in 1995                              Thomas C. Goggins
                        -Began business career in 1981                       -Senior Vice President of subadviser
                                                                             -Joined fund team in 2003
                                                                             -Joined subadviser in 1995
                                                                             -Began business career in 1981
--------------------------------------------------------------------------------------------------------------------------------
 Investment objective   The fund seeks capital appreciation. This            The fund seeks long-term capital appreciation.
                        objective can be changed without shareholder         This objective can be changed without
                        approval.                                            shareholder approval.
--------------------------------------------------------------------------------------------------------------------------------

Primary investments    The fund normally invests at least 80% of its        The fund normally invests at least 80% of its
                        assets in stocks of U.S. and foreign financial       assets in equity securities of companies in
                        services companies of any size. These companies      the financial services industries including banks,
                        include banks, thrifts, finance companies,           thrifts, credit and finance companies, brokerage and
                        brokerage and advisory firms, real estate-related    advisory firms, asset management companies, insurance
                        firms, insurance companies and financial             companies, leasing companies, real estate-related
                        holding companies.                                   firms, financial holding companies and similar
                                                                             entities.

--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                            V.A. Financial Industries Fund                      Financial Industries Fund
                            (Acquired Fund)                                     (Acquiring Fund)
----------------------------------------------------------------------------------------------------------------------------------
 Investment strategy        In managing the portfolio, the managers focus       The managers select financial industry stocks
                            primarily on stock selection rather than industry   using proprietary fundamental equity research
                            allocation. In choosing individual stocks, the      and quantitative screening. The managers use
                            managers use fundamental financial analysis to      fundamental equity research to identify
                            identify securities that appear comparatively       companies that:
                            undervalued. Given the industry-wide trend
                            towards consolidation, the managers also invest     o are positioned to benefit from industry-wide
                            in companies that appear to be positioned for a       trends such as consolidation and regulatory
                            merger. The managers generally gather firsthand       changes; and
                            information about companies from interviews         o are comparatively undervalued relative to
                            and company visits.                                   balance sheet and earnings.

                                                                                The fund's industry weightings are primarily a
                                                                                result of stock selection and therefore may differ
                                                                                significantly from its benchmark. The managers
                                                                                normally invest in 40 to 100 companies, which
                                                                                may be of any size.
----------------------------------------------------------------------------------------------------------------------------------

 Other investments          The fund may invest in U.S. and foreign bonds,      The fund may invest in bonds, without specific
                            including up to 5% of net assets in junk bonds      limit as to amount, quality, or country, although
                            (those rated below BBB/Baa and their unrated        the management team does not expect to invest more
                            equivalents).                                       than 5% of net assets in junk bonds.
                            ------------------------------------------------------------------------------------------------------

                            Both funds may also invest in certain Exchange Traded Funds (ETFs).
----------------------------------------------------------------------------------------------------------------------------------
 Short-term securities      The fund may invest up to 15% of net assets in      The fund may invest in investment-grade short-
                            investment-grade short-term securities.             term securities without specific limit as to
                                                                                amount.
----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities         The fund may invest in foreign securities,          The fund invests mostly in stocks of U.S.
                            including foreign-denominated securities and        companies, but also invests, to a limited extent,
                            sponsored and unsponsored depositary receipts.      in foreign securities denominated in U.S. and
                                                                                foreign currencies.
----------------------------------------------------------------------------------------------------------------------------------
 Initial public offerings   Both funds may invest in IPOs.
 ("IPOs")
----------------------------------------------------------------------------------------------------------------------------------
 Diversification            The fund is diversified and, with respect to 75%    The fund is non-diversified, which means that it
                            of total assets, cannot invest more than 5% of      is not limited in the extent to which it can
                            total assets in securities of a single issuer.      invest more than 5% of total assets in securities
                                                                                of a single issuer.
----------------------------------------------------------------------------------------------------------------------------------

 Derivatives                The fund may make limited use of certain            The fund may use derivatives (investments
                            derivatives (investments whose value is based on    whose value is based on indices or other
                            indices, securities or currencies).                 securities), although it is expected that the fund
                                                                                will make limited use of such instruments.

----------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive        In abnormal market conditions, the fund may         In abnormal market conditions, the fund may
 positions                  temporarily invest up to 80% of assets in           take temporary defensive measures -- such as
                            investment-grade short-term securities. In these    holding unusually large amounts of cash and
                            and other cases, the fund might not achieve its     cash equivalents -- that are inconsistent with
                            goal.                                               the fund's primary investment strategy. In these
                                                                                and other cases, the fund may not achieve its
                                                                                investment goal.
----------------------------------------------------------------------------------------------------------------------------------

Investment Objectives and Policies


The investment objectives and principal investment policies and risks of the Acquired Fund and the Acquiring Fund are substantially similar.


Your fund is diversified, and with respect to 75% of its total assets may not invest more than 5% of its total assets in securities of a single issuer. On the other hand, Financial Industries Fund is a non-diversified fund and therefore is not subject to that limit.

For a comparison of the principal risks of investing in the funds, please see "Comparison of Investment Risks."

The Funds' Expenses


Both funds pay various expenses. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2002. Because Financial Industries Fund has not yet commenced operations, estimated annual expenses are shown for that fund. (The table does not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles, which may differ by contract. The amounts in the table would be higher if these fees and expenses were included.) Actual future expenses may be greater or less.


                                                                      V.A. Financial          Financial
                                                                      Industries Fund      Industries Fund
                                                                      (Acquired Fund)      (Acquiring Fund)
-----------------------------------------------------------------------------------------------------------
Shareholder transaction expenses
Maximum sales charge (load) imposed on purchases (as a % of
 purchase price)                                                            N/A                  N/A
Maximum sales charge imposed on reinvested dividends                        N/A                  N/A
Maximum deferred sales charge (load) as a % of purchase or sale
 price, whichever is less                                                   N/A                  N/A
Redemption fee                                                              N/A                  N/A
Exchange fee                                                                N/A                  N/A
Annual fund operating expenses (as a % of average net assets)
Management fee                                                             0.80%                0.80%
Distribution and service (12b-1) fee                                       none                 none
Other expenses                                                             0.10%                0.08%
Total fund operating expenses                                              0.90%                0.88%
Expense reduction                                                          0.00%(1)             0.00%(2)
Net fund operating expenses                                                0.90%                0.88%

(1) V.A. Financial Industries Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until April 30, 2003.


(2) Financial Industries Fund's adviser has agreed in its investment management agreement to limit the fund's expenses, excluding management fees, to 0.10%. This limit will remain in effect until May 1, 2004, and may be renewed each year thereafter by the board of trustees of the fund.


Examples
The examples below show what you would pay if you had invested $10,000 directly in each fund over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the expenses associated with the Variable Contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                             V.A. Financial        Financial
                                            Industries Fund     Industries Fund
                                            (Acquired Fund)     (Acquiring Fund)
--------------------------------------------------------------------------------
Year 1                                          $   92              $   89
Year 3                                          $  287              $  279
Year 5                                          $  499              $  485
Year 10                                         $1,110              $1,079

Other Consequences of the Reorganization. JHA will serve as subadviser to Financial Industries Fund. In this capacity, JHA will have primary responsibility for making investment decisions for Financial Industries Fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. JHA will receive its compensation from JHLICO, and the fund pays no sub-management fees over and above the management fee it pays to JHLICO. JHA will receive sub-management fees from JHLICO at the following rates: 0.70% of the first $50,000,000 of the fund's average daily net assets; 0.60% of the next $50,000,000; 0.50% of the next $100,000,000; and 0.40% of any amount in excess of $200,000,000.

COMPARISON OF INVESTMENT RISKS

In deciding whether to approve the reorganization, you should consider whether the amount and character of investment risk involved in the authorized investments of Financial Industries Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund. Because each fund has the same portfolio management and the substantially the same investment objective, strategies and policies, the funds are subject to most of the same principal risks.


----------------------------------------------------------------------------------------------------------------------------------
                            V.A. Financial Industries Fund   Financial Industries Fund
                            (Acquired Fund)                  (Acquiring Fund)
----------------------------------------------------------------------------------------------------------------------------------
 Stock market risk          The value of securities in the fund may go down in response to overall stock market movements.
                            Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds.
----------------------------------------------------------------------------------------------------------------------------------
 Sector concentration       Because the fund focuses on a single sector of the economy, its performance depends in large part
 risk                       on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between the borrowing and lending rates available to these banks and companies.
----------------------------------------------------------------------------------------------------------------------------------
 Investment category        Stocks of banks and financial services companies as a group could fall out of favor with the
 risk                       market, causing the fund to underperform funds that focus on other types of stocks.
----------------------------------------------------------------------------------------------------------------------------------
 Manager risk               The manager and its strategy may fail to produce the intended results. The fund could under perform its peers or lose money if the manager's investment strategy does not perform as expected.
----------------------------------------------------------------------------------------------------------------------------------
 Non-diversification risk   Not applicable.                  The fund's larger permitted positions in
                                                             individual companies could lead to more
                                                             volatile performance relative to more
                                                             diversified funds. The less diversified the
                                                             fund's holdings are, the more a specific stock's
                                                             poor performance is likely to hurt the fund's
                                                             performance.
----------------------------------------------------------------------------------------------------------------------------------
 Small and medium           The fund's investments in small or medium capitalization companies may be subject to larger and
 capitalization company     more erratic price movements than investments in large capitalization companies.
 risk
----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk    Foreign investments involve additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
----------------------------------------------------------------------------------------------------------------------------------
 Bond risk                  The credit rating of any bond in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.
----------------------------------------------------------------------------------------------------------------------------------
 Initial public offering    Many IPO stocks are issued by, and invlove the risks associated with, small and medium
 (IPO) risk                 capitalization companies.
----------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk           Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
----------------------------------------------------------------------------------------------------------------------------------
 Turnover risk              In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
----------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION
Description of the Reorganization
Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement and Plan of Reorganization provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on April 30, 2003, but may occur on any later date before December 31, 2003. V.A. Financial Industries Fund will transfer all of its assets to Financial Industries Fund and Financial Industries Fund will assume all of V.A. Financial Industries Fund's liabilities. This will result in the addition of V.A. Financial Industries Fund's assets to Financial Industries Fund's portfolio. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the reorganization date.

 o Financial Industries Fund will issue to V.A. Financial Industries Fund shares with an aggregate value equal to the aggregate net asset value of V.A. Financial Industries Fund. As part of the liquidation of V.A. Financial Industries Fund, these shares will be distributed immediately to shareholders of record of V.A. Financial Industries Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Financial Industries Fund will end up as shareholders of Financial Industries Fund.

 o After the shares are issued, the existence of V.A. Financial Industries Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees recommends the proposed reorganization as being in the best interests of shareholders of your fund. In approving the reorganization, the board of trustees considered the following matters, among others:

First, the expenses of the Acquiring Fund are estimated to be modestly lower than the historical expenses of your fund. While the amount is modest, the board views any cost savings to the shareholders to be an important consideration. In addition, the investment adviser to the Acquiring Fund has agreed to a more favorable and permanent expense limitation. Consequently, the Acquiring Fund's ordinary expenses cannot, without shareholder approval, be higher than your fund's historical expenses. In contrast, your fund's expense ratio could increase in the future to a level substantially higher than the Acquiring Fund's expenses.

Second, the trustees anticipate that all of the other series of the Trust may be terminated. Consequently, if your fund does not approve the reorganization, it may be the sole series of the Trust and be responsible for expenses of the Trust that are currently allocated over a number of different series.

Third, the Acquiring Fund has not yet commenced investment operations and its investment objective and policies are substantially the same as those of your fund. Since JHA will serve as subadviser to the Acquiring Fund, you will have the continuing benefit of the same investment strategy and portfolio management team.

The trustees also considered the fact that JHLICO may potentially achieve some benefits, including reduced administrative costs, from consolidating the number of investment options under the variable contracts that it offers. In any event, the trustees concluded that, notwithstanding these benefits to JHLICO, the reorganization is in the best interests of V.A. Financial Industries Fund and its shareholders. The trustees noted that JHA would not be achieving any direct benefit from the reorganization, but rather would receive a lower fee in its capacity as subadviser to the Acquiring Fund.

Comparative Fees and Expense Ratios


As shown in the expense tables above, Financial Industries Fund's total expense ratio during the current fiscal year is expected to be 0.88%, which is lower than your fund's total expense ratio during its most recent fiscal year (0.90%).


Investment Performance
Information about V.A. Financial Industries Fund's performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus. After the reorganization, as accounting successor to your fund, Financial Industries Fund will assume your fund's historical performance record.

Further Information on the Reorganization
For further information regarding the terms of the reorganization and the special meeting of shareholders, please see "Further Information on each Reorganization."

PROPOSAL 2
Approval of Agreement and Plan of Reorganization Between
V.A. Relative Value Fund and Growth & Income Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Relative Value Fund and Growth & Income Fund. Under this Agreement, V.A. Relative Value Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Relative Value Fund. Growth & Income Fund would also assume V.A. Relative Value Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY
Comparison of V.A. Relative Value Fund to Growth & Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                        V.A. Relative Value Fund                             Growth & Income Fund
                        (Acquired Fund)                                      (Acquiring Fund)
-------------------------------------------------------------------------------------------------------------------------------
 Business               A diversified series of John Hancock Declaration     A non-diversified series of John Hancock
                        Trust. The trust is an open-end management           Variable Series Trust I. The trust is an open-end
                        investment company organized as a                    management investment company organized as
                        Massachusetts business trust.                        a Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------------------
 Net assets as of       $30.5 million                                        $1,762.2 million
 December 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
 Investment adviser     Investment Adviser:                                  Investment Adviser:
 and portfolio          John Hancock Advisers, LLC                           John Hancock Life Insurance Company
 managers
                        Portfolio Managers:                                  Subadviser:
                        Paul J. Berlinguet                                   Independence Investment LLC
                        -Vice President of adviser                           -Owned by John Hancock
                        -Joined fund team in 2002                            -Managing since 1982
                        -Joined adviser in 2001                              -Managing fund and its predecessor since 1986
                        -U.S. equity investment manager, Baring
                         America Asset Management (1989-2001)                Portfolio Managers:
                        -Began business career in 1986                       Investment team overseen by:

                        Roger C. Hamilton                                    Paul F. McManus
                        -Vice President of adviser                           -Senior Vice President of subadviser
                        -Joined fund team in 1999                            -Joined subadviser in 1982
                        -Joined adviser in 1994
                        -Began business career in 1980                       Thomas D. Spicer
                                                                             -Senior Vice President of subadviser
                        Robert J. Uek, CFA                                   -Joined subadviser in 1991
                        -Vice President of adviser
                        -Joined fund team in 2002                            Subadviser:
                        -Joined adviser in 1997                              Putnam Investment Management, LLC
                        -Began business career in 1990                       -Managing since 1937
                                                                             -Managing fund since November, 2000
                        Thomas P. Norton, CFA
                        -Vice President of adviser                           Portfolio Managers:
                        -Joined fund team in 2002                            Investment team overseen by:
                        -Joined adviser in 2002
                        -Investment manager, Baring Asset Management
                         (1997-2002)
                        -Began business career in 1986


                                                                             Brian O'Toole
                                                                             -Managing Director and Chief Investment
                                                                              Officer of subadviser
                                                                             -Joined subadviser in 2002
                                                                             -Managing Director and Head of U.S. Growth
                                                                              Equities, Citigroup Asset Management
                                                                              (1998-2002)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                        V.A. Relative Value Fund                            Growth & Income Fund
                        (Acquired Fund)                                     (Acquiring Fund)
-------------------------------------------------------------------------------------------------------------------------------
                                                                            Tony H. Elavia, Ph.D.
                                                                            -Managing Director of subadviser
                                                                            -Joined subadviser in 1999
                                                                            -President, TES Partners (1998-1999)

                                                                            David J. Santos
                                                                            -Senior Vice President of subadviser
                                                                            -Joined subadviser in 1986

                                                                            Walton D. Pearson
                                                                            -Senior Vice President of subadviser
                                                                            -Joined subadviser in 2003
                                                                            -Senior Vice President and Portfolio Manager,
                                                                             Alliance Capital Management (1993-2003)

-------------------------------------------------------------------------------------------------------------------------------
 Investment objective   The fund seeks long-term capital appreciation.      The fund seeks income and long-term capital
                        This objective can be changed without               appreciation. This objective can be changed
                        shareholder approval.                               without shareholder approval.
-------------------------------------------------------------------------------------------------------------------------------
 Primary investments    The fund invests primarily in a diversified         The fund invests primarily in a diversified mix
                        portfolio of stocks.                                of common stocks of large and mid-sized U.S.
                                                                            companies.
-------------------------------------------------------------------------------------------------------------------------------

 Investment strategy    In managing the portfolio, the managers             The fund employs two subadvisers,
                        emphasize a value-oriented approach to              Independence Investment LLC ("Independence")
                        individual stock selection. With the aid of         and Putnam Investment Management, LLC
                        proprietary computer models, the management         ("Putnam"), each of which employs its own
                        team looks for companies that are selling at a      investment approach and independently
                        discount to their long-term intrinsic and           manages its portion of the fund. The fund uses
                        "franchise" values. These companies often have      three distinct investment styles intended to
                        identifiable catalysts for growth, such as new      complement each other: growth, value and
                        products, business reorganizations, or mergers.     blend. The allocation across styles as of year-end
                                                                            2002 was approximately: growth portion 18%,
                        The fund manages risk by typically holding          value portion 19% and blend portion 63%.
                        between 50 and 150 large capitalization
                        companies that are diversified across industry      Independence manages the value and blend
                        sectors. The management team also uses              style portions of the fund, and selects stocks
                        fundamental financial analysis to identify          using a combination of proprietary equity
                        individual companies with substantial cash          research and quantitative tools. Stocks are
                        flows, reliable revenue streams, superior           purchased that are undervalued relative to the
                        competitive positions and strong management.        stock's history and have improving earnings
                                                                            growth prospects.


                        The fund may attempt to take advantage of
                        short-term market volatility by investing in        Independence normally invests in 75 to 160
                        corporate restructurings or pending acquisitions.   stocks, with at least 65% (usually higher) of its
                                                                            assets in companies with market capitalizations
                                                                            that are within the range of the 1000 largest
                                                                            companies in the Russell 3000 Index
                                                                            (companies with market capitalizations above
                                                                            $1.1 billion as of December 31, 2002).

                                                                            Putnam manages the growth style portion of the
                                                                            fund. Putman uses proprietary fundamental
                                                                            research to identify companies with
                                                                            characteristics such as a favorable earnings
                                                                            surprise or momentum, favorable financial
                                                                            strength and ratios, strong and innovative
                                                                            management teams, opportunities for above
                                                                            average earnings growth within their industry,
                                                                            and strong competitive positions relative to
                                                                            peers and suppliers.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                            V.A. Relative Value Fund                           Growth & Income Fund
                            (Acquired Fund)                                    (Acquiring Fund)
-------------------------------------------------------------------------------------------------------------------------------
                                                                               Putnam normally invests in 65 to 120 stocks,
                                                                               with at least 65% (usually higher) of its assets
                                                                               in companies with market capitalizations that
                                                                               are within the range of the 1000 largest
                                                                               companies in the Russell 3000 Index
                                                                               (companies with market capitalizations above
                                                                               $1.1 billion as of December 31, 2002).
-------------------------------------------------------------------------------------------------------------------------------

 Foreign securities         The fund may invest up to 25% of its assets in     The fund may invest in foreign securities which
                            foreign securities (35% during adverse U.S.        are traded or denominated in U.S. dollars,
                            market conditions).                                although it does not normally invest a
                                                                               significant portion of its assets in foreign
                                                                               securities.

-------------------------------------------------------------------------------------------------------------------------------
 Debt securities            Both funds may invest in bonds and money market securities.
-------------------------------------------------------------------------------------------------------------------------------
 Junk bonds                 The fund may invest up to 15% of net assets in     The fund is subject to no specific limit on
                            junk bonds rated as low as CC/Ca and their         investing in lower-rated (junk) bonds, although
                            unrated equivalents.                               it does not normally invest a significant portion
                                                                               of its assets in junk bonds.
-------------------------------------------------------------------------------------------------------------------------------
 Diversification            The fund is diversified and, with respect to 75%   The fund is non-diversified, which means it is
                            of total assets, may not invest more than 5% of    not limited in the extent to which it can invest
                            total assets in securities of a single issuer.     more than 5% of total assets in securities of a
                                                                               single issuer.
-------------------------------------------------------------------------------------------------------------------------------
 Initial public offerings   Both funds may invest in IPOs.
 ("IPOs")
-------------------------------------------------------------------------------------------------------------------------------
 Derivatives                Both funds may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).
-------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive        In abnormal market conditions, the fund may        In abnormal market conditions, the fund may
 positions                  temporarily invest extensively in investment-      take temporary defensive measures -- such as
                            grade short-term securities. In these and other    holding unusually large amounts of cash and
                            cases, the fund might not achieve its goal.        cash equivalents -- that are inconsistent with
                                                                               the fund's primary investment strategy. In these
                                                                               and other cases, the fund may not achieve its
                                                                               investment goal.
-------------------------------------------------------------------------------------------------------------------------------

Investment Objectives and Policies

The investment objectives, policies and risks of the two funds are similar but not identical. Your fund's investment objective is to seek capital appreciation. On the other hand, Growth & Income Fund's investment objective is to seek income as well as long-term capital appreciation.

The managers of your fund utilize a relative value-oriented investment strategy that focuses on companies that are selling at a discount to their long-term values. In contrast, Growth & Income Fund is managed according to three different investment styles: growth, blend and value.

Your fund typically invests in large capitalization companies, while Growth & Income Fund normally invests primarily in stocks of large and medium capitalization companies.

Your fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of its assets in securities of a single issuer, while Growth & Income Fund is non-diversified and therefore is not subject to that limit.


Your Fund may invest up to 25% of its assets in foreign securities (35% during adverse U.S. market conditions) denominated in U.S. or foreign currencies. Growth & Income Fund invests only in foreign securities that are U.S. dollar-denominated. In addition, Growth & Income Fund is not subject to a specific percentage limitation with respect to investing in foreign securities, although the fund does not normally invest a significant portion of its assets in foreign securities.


For a comparison of the principal risks of investing in the funds, please see "Comparison of Investment Risks."

The Funds' Expenses


Both funds pay various expenses. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2002. (The table does not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles, which may differ by contract. The amounts in the table would be higher if these fees and expenses were included.) Future expenses may be greater or less.


As described in Proposal 3, the board of trustees has recommended that another John Hancock fund, V.A. Sovereign Investors Fund, also reorganize into Growth & Income Fund. The reorganization of V.A. Relative Value Fund with Growth & Income Fund, however, does not depend upon whether the reorganization involving V.A. Sovereign Investors Fund occurs. The expense table also shows the hypothetical ("pro forma") expenses of Growth & Income Fund assuming (1) that a reorganization with V.A. Relative Value Fund, but not V.A. Sovereign Investors Fund, occurred on December 31, 2001 or (2) that a reorganization with both V.A. Relative Value Fund and V.A. Sovereign Investors Fund occurred on December 31, 2001. The expenses shown in the table for V.A. Relative Value Fund and Growth & Income Fund are based on fees and expenses incurred during the twelve months ended December 31, 2002. Growth & Income Fund's actual expenses after the reorganization may be greater or less than those shown.

                                                                                                            Growth &
                                                                                                           Income Fund
                                                                                       Growth &            (PRO FORMA
                                                                                     Income Fund          for the year
                                                                                      (PRO FORMA         ended 12/31/02)
                                                      V.A.                           for the year           (Assuming
                                                    Relative        Growth &       ended 12/31/02)     reorganization with
                                                     Value           Income           (Assuming           V.A. Relative
                                                      Fund            Fund       reorganization with       Value Fund
                                                   (Acquired       (Acquiring    V.A. Relative Value   and V.A. Sovereign
                                                     Fund)           Fund)            Fund only)         Investors Fund)
---------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses
Maximum sales charge (load) imposed on
 purchases (as a % of purchase price)                 N/A             N/A                N/A                   N/A
Maximum sales charge imposed on
 reinvested dividends                                 N/A             N/A                N/A                   N/A
Maximum deferred sales charge (load) as a %
 of purchase or sale price, whichever is less         N/A             N/A                N/A                   N/A
Redemption fee                                        N/A             N/A                N/A                   N/A
Exchange fee                                          N/A             N/A                N/A                   N/A

Annual fund operating expenses (as a % of average net assets)
Management fee                                       0.60%           0.67%              0.67%                 0.67%
Distribution and service (12b-1) fee                 none            none               none                  none
Other expenses                                       0.13%           0.08%              0.08%                 0.08%
Total fund operating expenses                        0.73%           0.75%              0.75%                 0.75%
Expense reduction                                    0.00%(1)        0.00%(2)           0.00%(2)              0.00%(2)
Net fund operating expenses                          0.73%           0.75%              0.75%                 0.75%

(1) V.A. Relative Value Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until April 30, 2003.


(2) Growth & Income Fund's adviser has agreed in its investment management agreement to limit the fund's expenses, excluding management fees, to 0.10%. This limit will remain in effect until May 1, 2004, and may be renewed each year thereafter by the board of trustees of the fund.


Examples

The examples contained in the expense table show what you would pay if you had invested $10,000 directly in each fund over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                                                       Growth &
                                                                      Income Fund
                                                Growth &              (PRO FORMA)
                V.A.                          Income Fund              (Assuming
              Relative      Growth &          (PRO FORMA)         reorganization with
               Value         Income            (Assuming             V.A. Relative
                Fund          Fund        reorganization with         Value Fund
             (Acquired     (Acquiring     V.A. Relative Value     and V.A. Sovereign
               Fund)          Fund)            Fund only)           Investors Fund)
-------------------------------------------------------------------------------------
Year 1         $ 75          $ 77                $ 77                    $ 77
Year 3         $233          $241                $240                    $240
Year 5         $406          $418                $418                    $418
Year 10        $907          $933                $933                    $932

Investment Management Fees

    Investment management fees as a percentage of average daily net assets.
-------------------------------------------------------------------------------
V.A. Relative Value Fund                  0.60%
 (Acquired Fund)
Growth & Income Fund                      0.71% on first $150 million
 (Acquiring Fund)                         0.69% on next $150 million
                                          0.67% in excess of $300 million

Independence Investment, LLC ("Independence"), a wholly owned subsidiary of John Hancock Financial Services, Inc., and Putnam Investment Management, LLC ("Putnam") serve as co-subadvisers to Growth & Income Fund. The subadvisers have primary responsibility for making investment decisions for Growth & Income Fund's investment portfolios and placing orders with brokers and dealers to implement those decisions. JHLICO, as the Acquiring Fund's investment adviser, advises the fund about how much of the fund's assets should, at a given time, be under the day-to-day management of Independence or Putnam. Based on current allocation procedures between the sub-advisers, any assets acquired by the Growth & Income Fund in the reorganization will be allocated to Independence and Putnam on a 50-50 basis.

The subadvisers to the Acquiring Fund receive their compensation from JHLICO, and the fund pays no sub-management fees over and above the management fees it pays to JHLICO. Independence receives sub-management fees from JHLICO at the rate of 0.1875% per annum of the fund's average daily net assets that are under Independence's responsibility. Putnam receives sub-management fees from JHLICO at the following annual rates: 0.50% of the first $150,000,000 of the Acquiring Fund's average daily assets that are under Putnam's responsibility; 0.45% of the next $150,000,000; and 0.35% of any additional amounts.

COMPARISON OF INVESTMENT RISKS

In deciding whether to approve the reorganization, you should consider whether the amount and character of investment risk involved in the authorized investments of Growth & Income Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

------------------------------------------------------------------------------------------------------------------------
                     V.A. Relative Value Fund   Growth & Income Fund
                     (Acquired Fund)            (Acquiring Fund)
------------------------------------------------------------------------------------------------------------------------
 Stock market risk   The value of securities in the fund may go down in response to overall stock market movements.
                     Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------------------------------------------------------------------------------------------------
 Manager risk        The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                            V.A. Relative Value Fund                              Growth & Income Fund
                            (Acquired Fund)                                       (Acquiring Fund)
----------------------------------------------------------------------------------------------------------------------------------
 Investment category        The large capitalization and value stocks in          The large and medium capitalization stocks in
 risk                       which the fund primarily invests could fall out       which the fund primarily invests could fall out
                            of favor with the market, causing the fund to         of favor with the market, causing the fund to
                            underperform funds that focus on small or             underperform funds that focus on small
                            medium capitalization stocks or on growth             capitalization stocks.
                            stocks.
----------------------------------------------------------------------------------------------------------------------------------
 Non-diversification risk   Not applicable.                                       The fund's ability to take larger positions in
                                                                                  individual companies could lead to more
                                                                                  volatile performance relative to more
                                                                                  diversified funds. The less diversified the
                                                                                  fund's holdings are, the more a specific stock's
                                                                                  poor performance is likely to hurt the fund's
                                                                                  performance.
----------------------------------------------------------------------------------------------------------------------------------
 Initial public offering    Each fund may invest in IPOs. Many IPO stocks are issued by, and involve the risks associated
 (IPO) risk                 with, small and medium capitalization companies.
----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk    Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
----------------------------------------------------------------------------------------------------------------------------------
 Foreign currency risk      Unfavorable foreign currency exchange rates           Not applicable because the fund invests only
                            could reduce the value of securities traded or        in U.S. dollar-denominated foreign securities.
                            denominated in foreign currencies.
----------------------------------------------------------------------------------------------------------------------------------

 Bond risk                  The credit rating of any bond in the fund's           The credit rating of any bond in the fund's
                            portfolio could be downgraded or the issuer of a      portfolio could be downgraded or the issuer of
                            bond could default on its obligations. Bond           a bond could default on its obligations. Bond
                            prices generally fall when interest rates rise.This   prices generally fall when interest rates rise.
                            risk is greater for longer maturity bonds. Junk       This risk is greater for longer maturity bonds.
                            bond prices can fall on bad news about the            Junk bond prices can fall on bad news about
                            economy, an industry or a company.                    the economy, an industry or a company,
                                                                                  although the fund does not normally invest a
                                                                                  significant portion of its assets in junk bonds.

----------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk           Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
----------------------------------------------------------------------------------------------------------------------------------
 Turnover risk              In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
----------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION

Description of the Reorganization
Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on April 25, 2003, but may occur on any later date before December 31, 2003. V.A. Relative Value Fund will transfer all of its assets to Growth & Income Fund and Growth & Income Fund will assume all of V.A. Relative Value Fund's liabilities. This will result in the addition of V.A. Relative Value Fund's assets to Growth & Income Fund's portfolio. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the reorganization date.

 o Growth & Income Fund will issue to V.A. Relative Value Fund shares with an aggregate value equal to the aggregate net asset value of V.A. Relative Value Fund. As part of the liquidation of V.A. Relative Value Fund, these shares will be distributed immediately to shareholders of record of V.A. Relative Value Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Relative Value Fund will end up as shareholders of Growth & Income Fund.

 o After the shares are issued, the existence of V.A. Relative Value Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees recommends the proposed reorganization as being in the best interests of shareholders of your fund. The board of trustees considered the following matters, among others, in approving the proposal:

First, the Acquiring Fund is substantially larger than your fund and there can be no assurance that your fund's assets will grow significantly in the future. A large asset base has several advantages. With respect to investments, a larger asset base permits greater diversification of investments and potentially lower transaction costs. A large fund also offers the potential for lower per share expenses other than the management fee. While the management fee of the Acquiring Fund is somewhat higher and is determined as a percentage of net assets, there are other expenses that are fixed costs or that are not based upon asset size. These expenses, as a percentage of net assets, will generally be lower for a larger fund compared to a smaller fund. JHLICO has also agreed to a lower and more permanent limitation of the Acquiring Fund's other expenses than JHA has agreed to with respect to your fund. Consequently, although your fund's overall operating expenses are currently slightly lower, the Acquiring Fund may offer greater protection against increased operating costs in the future.

Second, shareholders may be better served by the Acquiring Fund's ability to invest in a broader range of securities. Growth & Income Fund is managed with three distinct investment strategies: growth, blend and value. The trustees considered that this added investment flexibility offered greater potential to achieve capital appreciation. The trustees also noted that the Variable Contracts that invest in the funds offered other value-oriented investment options, so that participants in your fund could transfer into such investment options without incurring transaction costs or taxes.

Third, the trustees anticipate that all of the other series of the Trust may be terminated. Consequently, if your fund does not approve the reorganization, it may be the sole series of the Trust and be responsible for expenses of the Trust that are currently allocated over a number of different series.

The trustees also considered the fact the management fee paid to JHLICO by the Acquiring Fund is somewhat higher than the management fee that your fund currently pays to JHA. Also, the historical overall expenses of the Acquiring Fund are slightly higher than your fund's historical total expenses. However, JHLICO has agreed to a more favorable limitation with respect to the Acquiring Fund's operating expenses (excluding management fees). Consequently, the potential maximum expenses of the Acquiring Fund are lower. The trustees also considered the fact that JHLICO may potentially achieve some benefits, including reduced administrative costs, from consolidating the number of investment options under the Variable Contracts that it offers. In any event, the trustees concluded that, notwithstanding these benefits to JHLICO, the reorganization is in the best interests of V.A. Relative Value Fund and its shareholders. The trustees noted that JHA would not be achieving any direct benefit from the reorganization, but rather would no longer be managing your fund.

Comparative Fees and Expense Ratios
As shown in the expense tables above, after the reorganization, Growth & Income Fund's total annual operating expenses (0.75%) are expected to be slightly higher than those of V.A. Relative Value Fund (0.73%).

Comparative Performance
Information about the funds' performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus.

Further Information on the Reorganization
For further information regarding the terms of the reorganization and the special meeting of shareholders, please see "Further Information on Each Reorganization."

PROPOSAL 3
Approval of Agreement and Plan of Reorganization Between
V.A. Sovereign Investors Fund and Growth & Income Fund
A proposal to approve an Agreement and Plan of Reorganization between V.A. Sovereign Investors Fund and Growth & Income Fund. Under this Agreement, V.A. Sovereign Investors Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Sovereign Investors Fund. Growth & Income Fund would also assume V.A. Sovereign Investors Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. Sovereign Investors Fund to Growth & Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                        V.A. Sovereign Investors Fund                        Growth & Income Fund
                        (Acquired Fund)                                      (Acquiring Fund)
-------------------------------------------------------------------------------------------------------------------------------
 Business               A diversified series of John Hancock Declaration     A non-diversified series of John Hancock
                        Trust. The trust is an open-end management           Variable Series Trust I. The trust is an open-end
                        investment company organized as a                    management investment company organized as
                        Massachusetts business trust.                        a Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------------------
 Net assets as of       $39.7 million                                        $1,762.2 million
 December 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
 Investment adviser     Investment Adviser:                                  Investment Adviser:
 and portfolio          John Hancock Advisers, LLC                           John Hancock Life Insurance Company
 managers
                        Portfolio Managers:                                  Subadviser:
                        John F. Snyder III                                   Independence Investment LLC
                        -Executive Vice President of adviser                 -Owned by John Hancock
                        -Joined fund team in 1996                            -Managing since 1982
                        -Joined adviser in 1991                              -Managing fund and its predecessor since 1986
                        -Began business career in 1971
                                                                             Portfolio Managers:
                        Barry H. Evans, CFA                                  Investment team overseen by:
                        -Senior Vice President of adviser
                        -Joined fund team in 1996                            Paul F. McManus
                        -Joined adviser in 1986                              -Senior Vice President of subadviser
                        -Began business career in 1986                       -Joined subadviser in 1982

                        Peter M. Schofield, CFA                              Thomas D. Spicer
                        -Vice President of adviser                           -Senior Vice President of subadviser
                        -Joined fund team in 1996                            -Joined subadviser in 1991
                        -Joined adviser in 1996
                        -Began business career in 1984                       Subadviser:
                                                                             Putnam Investment Management, LLC
                                                                             -Managing since 1937
                                                                             -Managing fund since November, 2000

                                                                             Portfolio Managers:
                                                                             Investment team overseen by:


                                                                             Brian O'Toole
                                                                             -Managing Director and Chief Investment
                                                                              Officer of subadviser
                                                                             -Joined subadviser in 2002
                                                                             -Managing Director and Head of U.S. Growth
                                                                              Equities, Citigroup Asset Management
                                                                              (1998-2002)

                                                                             Tony H. Elavia, Ph.D
                                                                             -Managing Director of Subadviser
                                                                             -Joined subadviser in 1999
                                                                             -President, TES Partners (1998-1999)

                                                                             David J. Santos
                                                                             -Senior Vice President of subadviser
                                                                             -Joined subadviser in 1986

                                                                             Walton D. Pearson
                                                                             -Senior Vice President of Subadviser
                                                                             -Joined subadviser in 2003
                                                                             -Senior Vice President and Portfolio Manager,
                                                                              Alliance Capital Management (1993-2003)

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                        V.A. Sovereign Investors Fund                       Growth & Income Fund
                        (Acquired Fund)                                     (Acquiring Fund)
-------------------------------------------------------------------------------------------------------------------------------
 Investment objective   The fund seeks long-term growth of capital and      The fund seeks income and long-term capital
                        income without assuming undue market risks.         appreciation. This objective can be changed
                        This objective can be changed without               without shareholder approval.
                        shareholder approval.
-------------------------------------------------------------------------------------------------------------------------------
 Primary investments    The fund invests at least 80% of its stock          The fund invests primarily in a diversified mix
                        investments in a diversified portfolio of           of common stocks of large and mid-sized U.S.
                        companies with market capitalizations within        companies.
                        the range of the Standard & Poor's 500 Index.
                        On December 31, 2002, that range was $257.61
                        million to $231.61 billion.
-------------------------------------------------------------------------------------------------------------------------------

 Investment strategy    At least 65% of the fund's stock investments are    The fund employs two subadvisers,
                        "dividend performers" -- companies whose            Independence Investment LLC ("Independence")
                        dividend payments have increased steadily for       and Putnam Investment Management, LLC
                        ten years. In managing the portfolio, the           ("Putnam"), each of which employs its own
                        managers use fundamental financial analysis to      investment approach and independently
                        identify individual companies with high-quality     manages its portion of the fund. The fund uses
                        income statements, substantial cash reserves,       three distinct investment styles intended to
                        and identifiable catalysts for growth, which may    complement each other: growth, value and
                        be new products or benefits from industry-wide      blend. The allocation across styles as of year-end
                        growth. The managers generally visit companies      2002 was approximately: growth portion 18%,
                        to evaluate the strength and consistency of their   value portion 19% and blend portion 63%.
                        management strategy. Finally, the managers look
                        for stocks that are reasonably priced relative to   Independence manages the value and blend
                        their earnings and industry. Historically, these    style portions of the fund, and selects stocks
                        companies have tended to have large or medium       using a combination of proprietary equity
                        market capitalizations.                             research and quantitative tools. Stocks are
                                                                            purchased that are undervalued relative to the
                                                                            stock's history and have improving earnings
                                                                            growth prospects.


                                                                            Independence normally invests in 75 to 160
                                                                            stocks, with at least 65% (usually higher) of its
                                                                            assets in companies with market capitalizations
                                                                            that are within the range of the 1000 largest
                                                                            companies in the Russell 3000 Index
                                                                            (companies with market capitalizations above
                                                                            $1.1 billion as of December 31, 2002).

                                                                            Putnam manages the growth style portion of the
                                                                            fund. Putman uses proprietary fundamental
                                                                            research to identify companies with
                                                                            characteristics such as a favorable earnings
                                                                            surprise or momentum, favorable financial
                                                                            strength and ratios, strong and innovative
                                                                            management teams, opportunities for above
                                                                            average earnings growth within their industry,
                                                                            and strong competitive positions relative to
                                                                            peers and suppliers.

                                                                            Putnam normally invests in 65 to 120 stocks,
                                                                            with at least 65% (usually higher) of its assets
                                                                            in companies with market capitalizations that
                                                                            are within the range of the 1000 largest
                                                                            companies in the Russell 3000 Index
                                                                            (companies with market capitalizations above
                                                                            $1.1 billion as of December 31, 2002).
-------------------------------------------------------------------------------------------------------------------------------
 Debt securities        Both funds may invest in bonds of any maturity.
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            V.A. Sovereign Investors Fund                     Growth & Income Fund
                            (Acquired Fund)                                   (Acquiring Fund)
------------------------------------------------------------------------------------------------------------------------------------
 Junk bonds                 The fund may invest up to 5% of assets in junk    The fund is subject to no specific limit on
                            bonds rated as low as C and their unrated         investing in lower-rated (junk) bonds, although
                            equivalents.                                      it does not usually invest significantly in junk
                                                                              bonds.
------------------------------------------------------------------------------------------------------------------------------------

 Foreign securities         The fund typically invests in U.S. companies but  The fund may invest in foreign securities that
                            may invest in foreign securities traded or        are U.S. dollar-traded or denominated, although
                            denominated in U.S. dollars.                      it does not normally invest a significant portion
                                                                              of its assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------
 Diversification            The fund is diversified and, with respect to 75%  The fund is non-diversified and can invest more
                            of total assets, cannot invest more than 5% of    than 5% of total assets in securities of a single
                            total assets in securities of a single issuer.    issuer.

                            In addition, the fund may not invest more than
                            5% of assets in any one security.
------------------------------------------------------------------------------------------------------------------------------------
 Initial public offerings   Both funds may invest in IPOs.
 ("IPOs")
------------------------------------------------------------------------------------------------------------------------------------
 Derivatives                The fund may make limited use of certain          The fund may make limited use of certain
                            derivatives (investments whose value is based on  derivatives (investments whose value is based
                            indexes).                                         on indexes or other securities).
------------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive        In abnormal market conditions, the fund may       In abnormal market conditions, the fund may take
 positions                  temporarily invest extensively in investment-     temporary defensive measures -- such as holding
                            grade short-term securities. In these and other   unusually large amounts of cash and cash
                            cases, the fund might not achieve its goal.       equivalents -- that are inconsistent with the fund's
                                                                              primary investment strategy. In these and other cases,
                                                                              the fund may not achieve its investment goal.
------------------------------------------------------------------------------------------------------------------------------------

Investment Objectives, Policies and Risks

The investment objectives, policies and risks of the two funds are similar but not identical. In that regard, you should note that your fund's investment objective is to seek long-term growth of capital and income without assuming undue market risk. On the other hand, Growth & Income Fund's investment objective is to seek income and long-term capital appreciation.

At least 65% of your fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for at least 10 years. Growth & Income Fund is not required to invest in dividend performers.

Your fund invests in bonds of any maturity, and can invest up to 5% of assets in junk bonds. Growth & Income Fund does not typically invest in debt securities to a significant extent.

Your fund is diversified and cannot invest more than 5% of its assets in any one security, while Growth & Income Fund is non-diversified and therefore is not subject to that limit.

For a comparison of the principal risks of investing in the funds, please see "Comparison of Investment Risks."

The Funds' Expenses


Both funds pay various expenses. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2002. (The table does not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles, which may differ by contract. The amounts in the table would be higher if these fees and expenses were included.) Future expenses may be greater or less.


As described in Proposal 2, the board of trustees of another John Hancock fund, V.A. Relative Value Fund, has recommended that V.A. Relative Value Fund also reorganize into Growth & Income Fund. The reorganization of V.A. Sovereign Investors Fund with Growth & Income Fund, however, does not depend upon whether the reorganization involving V.A. Relative Value Fund occurs. The expense table also shows the hypothetical ("pro forma") expenses of Growth & Income Fund assuming (1) that a reorganization with V.A. Sovereign Investors Fund, but not V.A. Relative Value Fund, occurred on December 31, 2001 or (2) that a reorganization with both V.A. Sovereign Investors Fund and V.A. Relative Value Fund occurred on December 31, 2001. The expenses shown in the table for V.A. Sovereign Investors Fund and Growth & Income Fund are based on fees and expenses incurred during the twelve months ended December 31, 2002. Growth & Income Fund's actual expenses after the reorganization may be greater or less than those shown.

                                                                                           Growth &             Growth &
                                                                                         Income Fund           Income Fund
                                                                                          (PRO FORMA           (PRO FORMA
                                                                                         for the year         for the year
                                                                                       ended 12/31/02)       ended 12/31/02)
                                                        V.A.                              (Assuming             (Assuming
                                                     Sovereign          Growth &        reorganization     reorganization with
                                                     Investors           Income              with            V.A. Sovereign
                                                        Fund              Fund          V.A. Sovereign     Investors Fund and
                                                     (Acquired         (Acquiring         Investors           V.A. Relative
                                                       Fund)             Fund)            Fund only)           Value Fund)
------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses
Maximum sales charge (load) imposed on
 purchases (as a % of purchase price)                    N/A              N/A                 N/A                  N/A
Maximum sales charge imposed on
 reinvested dividends                                    N/A              N/A                 N/A                  N/A
Maximum deferred sales charge (load) as a %
 of purchase or sale price, whichever is less            N/A              N/A                 N/A                  N/A
Redemption fee                                           N/A              N/A                 N/A                  N/A
Exchange fee                                             N/A              N/A                 N/A                  N/A
Annual fund operating expenses (as a % of average net assets)
Management fee                                          0.60%            0.67%               0.67%                0.67%
Distribution and service (12b-1) fee                    none             none                none                 none
Other expenses                                          0.11%            0.08%               0.08%                0.08%
Total fund operating expenses                           0.71%            0.75%               0.75%                0.75%
Expense reduction                                       0.00%(1)         0.00%(2)            0.00%(2)             0.00%(2)
Net fund operating expenses                             0.71%            0.75%               0.75%                0.75%

(1) V.A. Sovereign Investors Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until April 30, 2003.


(2) Growth & Income Fund's adviser has agreed in its investment management agreement to limit the fund's expenses, excluding management fees, to 0.10%. This limit will remain in effect until May 1, 2004, and may be renewed each year thereafter by the board of trustees of the fund.


Examples
The examples below show what you would pay if you had invested $10,000 directly in each fund over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                             Growth &             Growth &
                                            Income Fund          Income Fund
                                            (PRO FORMA)          (PRO FORMA)
                V.A.                         (Assuming            (Assuming
             Sovereign      Growth &      reorganization     reorganization with
             Investors       Income            with            V.A. Sovereign
                Fund          Fund        V.A. Sovereign     Investors Fund and
             (Acquired     (Acquiring        Investors          V.A. Relative
               Fund)          Fund)         Fund only)           Value Fund)
--------------------------------------------------------------------------------
Year 1          $ 73          $ 77             $ 77                 $ 77
Year 3          $227          $241             $240                 $240
Year 5          $395          $418             $418                 $418
Year 10         $883          $933             $932                 $932

Investment Management Fees

     Investment management fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. Sovereign Investors                     0.60%
 (Acquired Fund)
Growth & Income Fund                         0.71% on first $150 million
 (Acquiring Fund)                            0.69% on next $150 million
                                             0.67% in excess of $300 million

Independence Investment, LLC ("Independence"), a wholly owned subsidiary of John Hancock Financial Services, Inc., and Putnam Investment Management, LLC ("Putnam") serve as co-subadvisers to Growth & Income Fund. The subadvisers have primary responsibility for making investment decisions for Growth & Income Fund's investment portfolios and placing orders with brokers and dealers to implement those decisions. JHLICO, as the Acquiring Fund's investment adviser, advises the fund about how much of the fund's assets should, at a given time, be under the day-to-day management of Independence or Putnam. Based on current allocation procedures between the sub-advisers, any assets acquired by the Growth & Income Fund in the reorganization will be allocated to Independence and Putnam on a 50-50 basis.

The subadvisers to the Acquiring Fund receive their compensation from JHLICO, and the fund pays no sub-management fees over and above the management fees it pays to JHLICO. With respect to the Acquiring Fund, Independence receives sub-management fees from JHLICO at the rate of 0.1875% per annum of the fund's average daily net assets that are under Independence's responsibility. Putnam receives sub-management fees from JHLICO at the following annual rates: 0.50% of the first $150,000,000 of the Acquiring Fund's average daily assets that are under Putnam's responsibility; 0.45% of the next $150,000,000; and 0.35% of any additional amounts.

COMPARISON OF INVESTMENT RISKS

In deciding whether to approve the reorganization, you should consider whether the amount and character of investment risk involved in the authorized investments of Growth & Income Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

--------------------------------------------------------------------------------------------------------------------------------
                            V.A. Sovereign Investors Fund   Growth & Income Fund
                            (Acquired Fund)                 (Acquiring Fund)
--------------------------------------------------------------------------------------------------------------------------------
 Stock market risk          The value of securities in the fund may go down in response to overall stock market movements.
                            Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
--------------------------------------------------------------------------------------------------------------------------------
 Manager risk               The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
--------------------------------------------------------------------------------------------------------------------------------
 Investment category        The large and medium capitalization stocks in which the fund primarily invests could fall out of
 risk                       favor with the market, causing the fund to underperform funds that focus on small capitalization stocks.
--------------------------------------------------------------------------------------------------------------------------------
 Non-diversification risk   Not applicable.                 The fund's larger positions in individual
                                                            companies could lead to more volatile
                                                            performance relative to more diversified funds.
                                                            The less diversified the fund's holdings are, the
                                                            more a specific stock's poor performance is
                                                            likely to hurt the fund's performance.
--------------------------------------------------------------------------------------------------------------------------------
 Small and medium           The fund's investments in small or medium capitalization companies may be subject to larger and
 capitalization company     more erratic price movements than investments in large capitalization companies.
 risk
--------------------------------------------------------------------------------------------------------------------------------
 Initial public offering    Many IPO stocks are issued by, and involve the risks associated with, small and medium
 (IPO) risk                 capitalization companies.
--------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                           V.A. Sovereign Investors Fund                           Growth & Income Fund
                           (Acquired Fund)                                         (Acquiring Fund)
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk   Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
-----------------------------------------------------------------------------------------------------------------------------------

 Bond risk                 The credit rating of any bond in the fund's             The credit rating of any bond in the fund's
                           portfolio could be downgraded or the issuer of a        portfolio could be downgraded or the issuer of
                           bond could default on its obligations. Bond             a bond could default on its obligations. Bond
                           prices generally fall when interest rates rise. This    prices generally fall when interest rates rise.
                           risk is greater for longer maturity bonds. Junk         This risk is greater for longer maturity bonds.
                           bond prices can fall on bad news about the              Junk bond prices can fall on bad news about
                           economy, an industry or a company.                      the economy, an industry or a company,
                                                                                   although the fund does not normally invest a
                                                                                   significant portion of its assets in junk bonds.

-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------------
 Turnover risk             In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
-----------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION
Description of Reorganization
Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement and Plan of Reorganization provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on April 25, 2003, but may occur on any later date before December 31, 2003. V.A. Sovereign Investors Fund will transfer all of its assets to Growth & Income Fund and Growth & Income Fund will assume all of V.A. Sovereign Investors Fund's liabilities. This will result in the addition of V.A. Sovereign Investors Fund's assets to Growth & Income Fund's portfolio. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the reorganization date.

 o Growth & Income Fund will issue to V.A. Sovereign Investors Fund shares with an aggregate value equal to the aggregate net asset value of V.A. Sovereign Investors Fund. As part of the liquidation of V.A. Sovereign Investors
   Fund, these shares will be distributed immediately to shareholders of record of V.A. Sovereign Investors Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Sovereign Investors Fund will end up as shareholders of Growth & Income Fund.

 o After the shares are issued, the existence of V.A. Sovereign Investors Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees recommends the proposed reorganization as being in the best interests of shareholders of your fund. The board of trustees considered the following matters, among others, in approving the proposal:

First, the Acquiring Fund is substantially larger than your fund and there can be no assurance that your fund's assets will grow significantly in the future. In fact, your fund is no longer being offered to new variable insurance contract holders and consequently has limited prospects for asset growth. A large asset base has several advantages. With respect to investments, a larger asset base permits greater diversification of investments and potentially lower transaction costs. A large fund also offers the potential for lower per share expenses other than the management fee. While the management fee of the Acquiring Fund is somewhat higher and is determined as a percentage of net assets, there are other expenses that are fixed costs or that are not based upon asset size. These expenses, as a percentage of net assets, will generally be lower for a larger fund compared to a smaller fund.

Second, the investment objectives and policies of both funds are similar. However, the trustees believe that the combination of managers using a variety of investment strategies offer a greater potential to achieve those objectives than your fund's dividend performer strategy.

Third, the trustees anticipate that all of the other series of the Trust may be terminated. Consequently, if your fund does not approve the reorganization, it may be the sole series of the Trust and be responsible for expenses of the Trust that are currently allocated over a number of different series.

The trustees also considered the fact that the management fee paid to JHLICO by the Acquiring Fund is somewhat higher than the management fee that your fund currently pays JHA. Also, the historical overall expenses of the Acquiring Fund are slightly higher than your fund's historical total expenses. However, JHLICO has agreed to a lower and more permanent limitation of the Acquiring Fund's other expenses than JHA has agreed to with respect to your fund. Consequently, the Acquiring Fund offers greater protection against the potential for increased operating costs.

In addition, the trustees considered the fact that JHLICO may potentially achieve some benefits, including reduced administrative costs, from consolidating the number of investment options under the Variable Contracts that it offers. In any event, the trustees concluded that, notwithstanding these benefits to JHLICO, the reorganization is in the best interests of V.A. Sovereign Investors Fund and its shareholders. The trustees noted that JHA would not be achieving any direct benefit from the reorganization, but rather would no longer be managing your fund.

Comparative Fees and Expense Ratios

As shown in the expense tables above, after the reorganization, Growth & Income Fund's total annual operating expenses (0.75%) are expected to be slightly higher than those of V.A. Sovereign Investors Fund (0.71%).

Comparative Performance

Information about the funds' performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus.

Further Information on the Reorganization

For further information regarding the terms of the reorganization and the special meeting of shareholders, please see "Further Information on Each Reorganization."

PROPOSAL 4

Approval of Agreement and Plan of Reorganization Between
V.A. Strategic Income Fund and Active Bond Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Strategic Income Fund and Active Bond Fund. Under this Agreement, V.A. Strategic Income Fund would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares would be distributed proportionately to the shareholders of V.A. Strategic Income Fund. Active Bond Fund would also assume V.A. Strategic Income Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. Strategic Income Fund to Active Bond Fund

-----------------------------------------------------------------------------------------------------------------------------
                      V.A. Strategic Income Fund                           Active Bond Fund
                      (Acquired Fund)                                      (Acquiring Fund)
-----------------------------------------------------------------------------------------------------------------------------
 Business             The fund is a diversified series of John Hancock     The fund is a diversified series of John Hancock
                      Declaration Trust. The trust is an open-end          Variable Series Trust I. The trust is an open-end
                      management investment company organized as           management investment company organized as
                      a Massachusetts business trust.                      a Massachusetts business trust.
-----------------------------------------------------------------------------------------------------------------------------
 Net assets as of     $72.7 million                                        $987.5 million
 December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                          V.A. Strategic Income Fund                            Active Bond Fund
                          (Acquired Fund)                                       (Acquiring Fund)
-------------------------------------------------------------------------------------------------------------------------------
 Investment adviser       Investment Adviser:                                   Investment Adviser:
 and portfolio            John Hancock Advisers, LLC                            John Hancock Life Insurance Company
 managers
                          Portfolio managers:                                   Subadviser:
                          Frederick L. Cavanaugh, Jr.                           John Hancock Advisers, LLC
                          -Senior Vice President of adviser
                          -Joined fund team in 1996                             Portfolio managers:
                          -Joined adviser in 1986                               Howard C. Greene, CFA
                          -Began business career in 1975                        -Senior Vice President of subadviser
                                                                                -Joined fund team in 2002
                          Daniel S. Janis III                                   -Joined subadviser in 2002
                          -Vice President of adviser                            -Vice President at Sun Life Financial Services
                          -Joined fund team in 1999                              Company of Canada (1987-2002)
                          -Joined adviser in 1999                               -Began business career in 1979
                          -Senior risk manager at BankBoston
                           (1997-1998)                                          Barry H. Evans, CFA
                          -Began business career in 1984                        -Senior Vice President of subadviser
                                                                                -Joined fund team in 2002
                                                                                -Joined subadviser in 1986
                                                                                -Began business career in 1986

                                                                                Benjamin A. Matthews
                                                                                -Vice President of subadviser
                                                                                -Joined fund team in 1995
                                                                                -Joined subadviser in 1995
                                                                                -Began business career in 1970
-------------------------------------------------------------------------------------------------------------------------------
 Investment objective     The fund seeks a high level of current income.        The fund seeks income and capital appreciation.
                          This objective can be changed without                 This objective can be changed without
                          shareholder approval.                                 shareholder approval.
-------------------------------------------------------------------------------------------------------------------------------
 Primary investments      The fund invests primarily in:                        The fund normally invests at least 80% of its
                          o Foreign government and corporate debt               assets in a diversified mix of debt securities
                            securities from developed and emerging              including but not limited to:
                            markets;                                            o U.S. Treasury and agency securities;
                          o U.S. government and agency securities; and          o foreign government and agency securities (if
                          o U.S. junk bonds rated as low as CC/Ca and             dollar-denominated);
                            their unrated equivalents.                          o corporate bonds, both U.S. and foreign (if
                                                                                  dollar-denominated); and
                          The fund normally invests in all three                o asset-backed and mortgage-backed securities,
                          categories. However, the managers may invest            including commercial mortgage-backed
                          up to 100% of assets in any one category. The           securities.
                          fund may also invest in preferred stock and
                          other types of debt securities.
-------------------------------------------------------------------------------------------------------------------------------
 Investment strategy      In managing the portfolio, the managers allocate      The managers seek to identify specific bond
                          assets among the three major sectors based on         sectors, industries and specific bonds that are
                          analysis of economic factors such as projected        attractively priced. The managers try to
                          international interest rate movements, industry       anticipate shifts in the business cycle, using
                          cycles, and political trends. Within each sector,     economic and industry analysis to determine
                          the managers look for securities that are             which sectors and industries might benefit over
                          appropriate for the overall portfolio in terms of     the next 12 months. They use proprietary
                          yield, credit quality, structure, and industry        research to identify securities that are
                          distribution. In selecting securities, relative       undervalued.
                          yields and risk/reward ratios are the primary
                          considerations.                                       The managers evaluate bonds of all quality
                                                                                levels and maturities from many different
                          Although the fund invests in securities rated as      issuers. The fund normally has an average credit
                          low as CC/Ca and their unrated equivalents, it        rating of "A" or higher.
                          generally intends to keep its average credit
                          quality in the investment-grade range (AAA to
                          BBB).
-------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                          V.A. Strategic Income Fund                          Active Bond Fund
                          (Acquired Fund)                                     (Acquiring Fund)
---------------------------------------------------------------------------------------------------------------------------------
 Junk bonds               The fund may invest without limit in junk           The fund may invest up to 25% of assets in
                          bonds rated as low as CC/Ca and their unrated       junk bonds.
                          equivalents.
---------------------------------------------------------------------------------------------------------------------------------

 Foreign securities       The fund may invest in foreign debt securities      The fund may invest in foreign securities that
                          without any percentage limit. The fund limits its   are U.S. dollar-denominated, including emerging market
                          investments in government securities of any one     debt securities.
                          country to 25% of total assets.

---------------------------------------------------------------------------------------------------------------------------------
 Mortgage-backed and      Both funds may invest in mortgage-backed and asset-backed securities.
 asset-backed securities
---------------------------------------------------------------------------------------------------------------------------------
 Average maturity         There is no limit on the fund's average maturity.   There is no limit on the fund's average maturity.
                                                                              However, the fund maintains an average
                                                                              maturity that is typically between three and ten
                                                                              years.
---------------------------------------------------------------------------------------------------------------------------------
 Illiquid securities      The fund may invest up to 15% of its net assets in restricted or illiquid securities.
---------------------------------------------------------------------------------------------------------------------------------
 Equity securities        The fund may invest up to 10% of net assets in      Not applicable because this fund does not
                          U.S. or foreign common stocks.                      expect to invest a significant amount of assets in
                                                                              equity securities.
---------------------------------------------------------------------------------------------------------------------------------
 Diversification          Both funds are diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer.
---------------------------------------------------------------------------------------------------------------------------------

 Derivatives              The fund actively uses derivatives                  The fund's managers actively use derivatives,
                          (investments whose value is based on indices,       such as futures, to adjust the fund's average
                          securities or currencies) in an effort to hedge     maturity and seek to keep the fund's interest
                          foreign currency risk and interest rate risk.       rate sensitivity in line with the overall market.

---------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive      In abnormal market conditions, the fund may         In abnormal market conditions, the fund may
 positions                temporarily invest extensively in investment-       take temporary defensive measures -- such as
                          grade short-term securities. In these and other     holding unusually large amounts of cash and
                          cases, the fund might not achieve its goal.         cash equivalents -- that are inconsistent with
                                                                              the fund's primary investment strategy. In these
                                                                              and other cases, the fund may not achieve its
                                                                              investment goal.

Investment Objectives and Policies
The investment objectives, policies and risks of the two funds are similar but not identical. In that regard, you should note that your fund's investment objective is to seek a high level of current income. On the other hand, Active Bond Fund's investment objective is to seek both income and capital appreciation.

Your fund can invest without limit in junk bonds, while Active Bond Fund may invest no more than 25% of its assets in junk bonds.


Your fund can invest extensively in foreign currency denominated government and corporate debt securities from developed and emerging markets, while Active Bond Fund may only invest in U.S.-dollar denominated foreign securities.


Your fund may invest up to 10% of its net assets in common stocks of U.S. and foreign companies, while Active Bond Fund does not typically invest in common stocks.

For a comparison of the principal risks of investing in the funds, please see "Comparison of Investment Risks."

The Funds' Expenses


Both funds pay various expenses. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2002. (The table does not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles, which may differ by contract. The amounts in the table would be higher if these fees and expenses were included.) Future expenses may be greater or less.


The expense table also shows the pro forma expenses of Active Bond Fund assuming that a reorganization with V.A. Strategic Income Fund occurred on December 31, 2001. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended December 31, 2002. Active Bond Fund's actual expenses after the reorganization may be greater or less than those shown.

                                                                                                Active Bond Fund
                                                                                                   (PRO FORMA
                                                                                                  for the year
                                                                                                 ended 12/31/02)
                                                                                                   (Assuming
                                                           V.A. Strategic        Active        reorganization with
                                                            Income Fund         Bond Fund        V.A. Strategic
                                                          (Acquired Fund)   (Acquiring Fund)      Income Fund)
------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                     N/A               N/A                  N/A
Maximum sales charge imposed on reinvested dividends            N/A               N/A                  N/A
Maximum deferred sales charge (load) as a % of purchase
 or sale price, whichever is less                               N/A               N/A                  N/A
Redemption fee                                                  N/A               N/A                  N/A
Exchange fee                                                    N/A               N/A                  N/A
Annual fund operating expenses (as a % of average net assets)
Management fee                                                 0.60%             0.61%                0.61%
Distribution and service (12b-1) fee                           none              none                 none
Other expenses                                                 0.20%             0.08%                0.09%
Total fund operating expenses                                  0.80%             0.69%                0.70%
Expense reduction                                              0.00%(1)          0.00%(2)             0.00%(2)
Net fund operating expenses                                    0.80%             0.69%                0.70%


(1) V.A. Strategic Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until April 30, 2003.

(2) Active Bond Fund's adviser has agreed in its investment management agreement to limit the fund's expenses, excluding management fees, to 0.10%. This limit will remain in effect until May 1, 2004, and may be renewed each year thereafter by the board of trustees of the fund.


Examples
The examples show what you would pay if you had invested $10,000 directly in each fund over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                                             Active Bond Fund
                                                                (PRO FORMA
                                                               for the year
                                                              ended 12/31/02)
                                                                (Assuming
                        V.A. Strategic        Active        reorganization with
                         Income Fund         Bond Fund        V.A. Strategic
                       (Acquired Fund)   (Acquiring Fund)      Income Fund)
-------------------------------------------------------------------------------
Year 1                      $ 82             $ 71                  $ 71
Year 3                      $256             $222                  $222
Year 5                      $446             $386                  $387
Year 10                     $994             $863                  $864

Investment Management Fees

    Investment management fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. Strategic Income             0.60%
 (Acquired Fund)
Active Bond Fund                  0.70% on first $100 million
 (Acquiring Fund)                 0.65% on next $150 million
                                  0.61% on next $250 million
                                  0.58% on next $500 million
                                  0.55% in excess of $1 billion

JHA serves as subadviser to Active Bond Fund. In this capacity, JHA has primary responsibility for making investment decisions for Active Bond Fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. JHA receives its compensation from JHLICO, and the fund pays no sub-management fees over and above the management fee it pays to JHLICO. JHA receives sub-management fees from JHLICO at the following rate: 0.25% per annum of the first $100,000,000 of the fund's average daily net assets; 0.20% of the next $150,000,000; 0.16% of the next $250,000,000; 0.125% of the next
$500,000,000; and 0.10% of any additional amounts.

COMPARISON OF INVESTMENT RISKS

In deciding whether to approve the reorganization, you should consider whether the amount and character of investment risk involved in the authorized investments of Active Bond Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

---------------------------------------------------------------------------------------------------------------------------------
                           V.A. Strategic Income Fund                            Active Bond Fund
                           (Acquired Fund)                                       (Acquiring Fund)
---------------------------------------------------------------------------------------------------------------------------------
 Interest rate risk        When interest rates rise, bond prices usually fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.
---------------------------------------------------------------------------------------------------------------------------------
 Prepayment (call) and     If interest rate movements cause the fund's mortgage-related and callable securities to be paid off
 extension risks           earlier or later than expected, the fund's share price or yield could be hurt.
---------------------------------------------------------------------------------------------------------------------------------
 Credit risk               The fund could lose money if the credit rating of any bond in its portfolio is downgraded or if the issuer of the bond defaults on its obligations. In general, lower-rated bonds involve more credit risk. The prices of lower-rated bonds may also be more volatile and more sensitive to adverse economic developments.
---------------------------------------------------------------------------------------------------------------------------------
 Sector concentration      The fund's risk profile depends on its sector         If the fund concentrates in certain sectors of
 risk                      allocation. In general, investors should expect       the bond market, its performance could be
                           fluctuations in share price, yield and total return   worse than that of the overall bond market.
                           that are above average for bond funds.
---------------------------------------------------------------------------------------------------------------------------------
 Manager risk              The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
---------------------------------------------------------------------------------------------------------------------------------
 Government securities     A fall in worldwide demand for U.S. government securities could lower the prices of these
 risk                      securities.
---------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk   Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability. The prices of foreign bonds may also be more volatile and more sensitive to adverse economic developments occurring outside the U.S.
---------------------------------------------------------------------------------------------------------------------------------
 Foreign currency risk     Unfavorable foreign currency exchange rates           Not applicable because the fund invests only
                           could reduce the value of bonds denominated in        in U.S. dollar-denominated bonds.
                           foreign currencies.
---------------------------------------------------------------------------------------------------------------------------------
 Stock market risk         Stock investments may go down in value due to         Not applicable, because the fund does not
                           stock market movements or negative company            expect to invest a significant amount of assets
                           or industry events.                                   in equity securities.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                           V.A. Strategic Income Fund                            Active Bond Fund
                           (Acquired Fund)                                       (Acquiring Fund)
---------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
---------------------------------------------------------------------------------------------------------------------------------
 Liquidity and valuation   In a down or unstable market, the fund's investments could become harder to value accurately or
 risks                     to sell at a fair price.
---------------------------------------------------------------------------------------------------------------------------------
 Turnover risk             In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement and Plan of Reorganization provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on April 25, 2003, but may occur on any later date before December 31, 2003. V.A. Strategic Income Fund will transfer all of its assets to Active Bond Fund and Active Bond Fund will assume all of V.A. Strategic Income Fund's liabilities. This will result in the addition of V.A. Strategic Income Fund's assets to Active Bond Fund's portfolio. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the reorganization date.

 o Active Bond Fund will issue to V.A. Strategic Income Fund shares with an aggregate value equal to the aggregate net asset value of V.A. Strategic Income Fund. As part of the liquidation of V.A. Strategic Income Fund, these shares will be distributed immediately to shareholders of record of V.A. Strategic Income Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Strategic Income Fund will end up as shareholders of Active Bond Fund.

 o After the shares are issued, the existence of V.A. Strategic Income Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees recommends the proposed reorganization as being in the best interests of shareholders of your fund. The board of trustees considered the following matters, among others, in approving the proposal:

First, although the Acquiring Fund's management fee is marginally higher than the management fee paid by your fund, the Acquiring Fund's other expenses and total expenses are substantially lower than those for your fund. Consequently, the reorganization offers a significant potential for reduced costs which would positively affect your return. In addition, JHLICO has also agreed to a lower and more permanent limitation of the Acquiring Fund's other expenses than JHA has agreed to with respect to your fund. Consequently, the Acquiring Fund offers greater protection against the potential for increased operating costs.

Second, the Acquiring Fund is substantially larger than your fund and there can be no assurance that your fund's assets will grow significantly in the future. A large asset base has several advantages. With respect to investments, a larger asset base permits greater diversification of investments and potentially lower transaction costs. A large fund also offers the potential for lower per share expenses other than the management fee. While the management fee of the Acquiring Fund is slightly higher and is determined as a percentage of net assets, there are other expenses that are fixed costs or that are not based upon asset size. These expenses, as a percentage of net assets, will generally be lower for a larger fund compared to a smaller fund.

Third, Active Bond Fund has performed better than your fund over the three-year and five-year periods. While past performance cannot predict future results, the trustees believe that Active Bond Fund is better positioned than your fund to generate strong returns.

Fourth, the trustees anticipate that all of the other series of the Trust may be terminated. Consequently, if your fund does not approve the reorganization, it may be the sole series of the Trust and be responsible for expenses of the Trust that are currently allocated over a number of different series.

The trustees also considered the fact that that JHLICO may potentially achieve some benefits, including reduced administrative costs from consolidating the number of investment options under the Variable Contracts that it offers.

In any event, the trustees concluded that, notwithstanding these benefits to JHLICO, the reorganization is in the best interests of V.A. Strategic Income Fund and its shareholders. The trustees noted that JHA would not be achieving any direct benefit from the reorganization.

Comparative Fees and Expense Ratios
As shown in the expense tables above, after the reorganization, Active Bond Fund's total annual operating expenses (0.70%) are expected to be significantly less than those of V.A. Strategic Income Fund (0.80%).

Comparative Performance
Information about the funds' performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus.

Further Information on the Reorganization
For further information regarding the terms of the reorganization and the special meeting of shareholders, please see "Further Information on each Reorganization."

PROPOSAL 5

Approval of Agreement and Plan of Reorganization Between
V.A. Technology Fund and Large Cap Growth Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Technology Fund and Large Cap Growth Fund. Under this Agreement, V.A. Technology Fund would transfer all of its assets to Large Cap Growth Fund in exchange for shares of Large Cap Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Technology Fund. Large Cap Growth Fund would also assume V.A. Technology Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. Technology Fund to Large Cap Growth Fund

-------------------------------------------------------------------------------------------------------------------------------
                        V.A. Technology Fund                                 Large Cap Growth Fund
                        (Acquired Fund)                                      (Acquiring Fund)
-------------------------------------------------------------------------------------------------------------------------------
 Business               A diversified series of John Hancock Declaration     A non-diversified series of John Hancock
                        Trust. The trust is an open-end management           Variable Series Trust I. The trust is an open-end
                        investment company organized as a                    management investment company organized as
                        Massachusetts business trust.                        a Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------------------
 Net assets as of       $12.1 million                                        $496.6 million
 December 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
 Investment adviser     Investment adviser:                                  Investment adviser:
 and portfolio          John Hancock Advisers, LLC                           John Hancock Life Insurance Company
 managers
                        Subadviser:                                          Subadviser:
                        American Fund Advisors, Inc.                         Independence Investment LLC
                        -Responsible for day-to-day investments              -Owned by John Hancock
                        -Founded in 1978                                     -Managing since 1982
                        -Supervised by the adviser                           -Managed fund and its predecessor since 1986

                        Portfolio Managers:                                  Fund Managers:
                        Barry J. Gordon                                      -Management by investment team overseen by:
                        -President of subadviser
                        -Joined fund team in 2000                            Mark C. Lapman
                        -Began business career in 1971                       -President and CEO of subadviser
                                                                             -Joined subadviser in 1982
                        Marc H. Klee, CFA
                        -Executive Vice President of subadviser              John C. Forelli
                        -Joined fund team in 2000                            -Senior Vice President of subadviser
                        -Began business career in 1977                       -Joined subadviser in 1990

                        Alan J. Loewenstein, CFA
                        -Senior Vice President of subadviser
                        -Joined fund team in 2000
                        -Began business career in 1979
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                            V.A. Technology Fund                                 Large Cap Growth Fund
                            (Acquired Fund)                                      (Acquiring Fund)
-------------------------------------------------------------------------------------------------------------------------------
 Investment objective       The fund seeks long-term growth of capital.          The fund seeks capital appreciation. This
                            This objective can be changed without                objective can be changed without shareholder
                            shareholder approval.                                approval.
-------------------------------------------------------------------------------------------------------------------------------
 Primary investments        The fund invests at least 80% of assets in U.S.      The fund invests primarily in a diversified mix
                            and foreign companies that rely extensively on       of common stocks of large established U.S.
                            technology in their product development or           companies that are believed to offer above-
                            operations. These companies are in fields such       average potential for growth in revenues and
                            as: computer software, hardware and Internet         earnings.
                            services; telecommunications; electronics; and
                            data management and storage.
-------------------------------------------------------------------------------------------------------------------------------
 Investment strategy        In managing the portfolio, the managers focus        The fund normally invests in 75 to 160 stocks,
                            primarily on stock selection rather than industry    and at least 80% of its assets in large cap
                            allocation. The managers invest in companies of      companies. "Large cap companies" are those
                            any size whose stocks appear to be trading           with market capitalizations that are within the
                            below their true value, as determined by             capitalization range of the Russell 1000 Growth
                            fundamental financial analysis of their business     Index. Moreover, the fund normally invests at
                            models and balance sheets as well as interviews      least 65% (usually higher) of its assets in
                            with senior management. The fund focuses on          companies with market capitalizations that are
                            companies that are undergoing a business             within the capitalization range of the 300 largest
                            change that appears to signify accelerated           companies in the Russell 3000 Index, which
                            growth or higher earnings.                           included companies with market capitalizations
                                                                                 above $5.7 billion as of December 31, 2002.

                                                                                 The manager selects stocks using a combination
                                                                                 of proprietary equity research and quantitative
                                                                                 tools. Stocks are purchased that are undervalued
                                                                                 relative to the stock's history and have
                                                                                 improving earnings growth prospects. The
                                                                                 manager seeks to maintain risk and sector
                                                                                 characteristics that are similar to the Russell
                                                                                 1000 Growth Index.
-------------------------------------------------------------------------------------------------------------------------------
 Foreign securities         The fund may invest in securities of foreign         The fund may invest in foreign securities that
                            issuers.                                             are U.S. dollar-denominated.
-------------------------------------------------------------------------------------------------------------------------------
 Diversification            The fund is diversified and, with respect to 75%     The fund is non-diversified, which means it can
                            of total assets, may not invest more than 5% of      invest more than 5% of total assets in securities
                            total assets in securities of a single issuer.       of a single issuer.
-------------------------------------------------------------------------------------------------------------------------------
 Restricted securities      Both funds may invest in securities that are not publicly offered or traded, called restricted securities.
-------------------------------------------------------------------------------------------------------------------------------
 Initial public offerings   Both funds may invest in IPOs.
 ("IPOs")
-------------------------------------------------------------------------------------------------------------------------------
 Derivatives                The fund may make limited use of certain             The fund may make limited use of certain
                            derivatives (investments whose value is based on     derivatives (investments whose value is based
                            indices, securities or currencies).                  on indices or other securities).
-------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive        In abnormal market conditions, the fund may          In abnormal market conditions, the fund may
 positions                  temporarily invest more than 20% of assets in        take temporary defensive measures -- such as
                            investment grade short-term securities. In these     holding unusually large amounts of cash and
                            and other cases, the fund might not achieve its      cash equivalents -- that are inconsistent with
                            goal.                                                the fund's primary investment strategy. In these
                                                                                 and other cases, the fund may not achieve its
                                                                                 investment goal.
-------------------------------------------------------------------------------------------------------------------------------

Investment Objectives and Policies

The investment objectives of the two funds are substantially similar, as your fund's investment objective is to seek long-term growth of capital and Large Cap Growth Fund's investment objective is to seek capital appreciation. However, your fund invests primarily in companies within the technology sector, while Large Cap Growth Fund typically invests in companies within many different sectors.

Your fund may invest in companies of any size, while Large Cap Growth Fund invests at least 80% of its assets in large capitalization companies. For a comparison of the principal risks of investing in the funds, please see "Comparison of Investment Risks."

The Funds' Expenses


Both funds pay various expenses. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2002, adjusted to reflect any changes.(1) (The table does not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles, which may vary by contract. The amounts in the table would be higher if these fees and expenses were included.) Future expenses may be greater or less.


The expense table also shows the pro forma expenses of Large Cap Growth Fund assuming that a reorganization with V.A. Technology Fund occurred on December 31, 2001. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended December 31, 2002, adjusted to reflect any changes.(1) Large Cap Growth Fund's actual expenses after the reorganization may be greater or less than those shown.

(1) The management fees paid by Large Cap Growth Fund changed effective October 5, 2002. The expense tables below have been adjusted to assume that the new management fee schedule was in place for the entire twelve month period ended December 31, 2002.

                                                                                                    Large Cap
                                                                                                   Growth Fund
                                                                                                   (PRO FORMA
                                                                V.A.           Large Cap          for the year
                                                             Technology         Growth           ended 12/31/02)
                                                                Fund             Fund              (Assuming
                                                             (Acquired        (Acquiring       reorganization with
                                                                Fund)            Fund)        V.A. Technology Fund)
-------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                     N/A              N/A                   N/A
Maximum sales charge imposed on reinvested dividends            N/A              N/A                   N/A
Maximum deferred sales charge (load) as a % of purchase
 or sale price, whichever is less                               N/A              N/A                   N/A
Redemption fee                                                  N/A              N/A                   N/A
Exchange fee                                                    N/A              N/A                   N/A
Annual fund operating expenses (as a % of average net assets)
Management fee                                                 0.80%            0.79%                 0.79%
Distribution and service (12b-1) fee                           none             none                  none
Other expenses                                                 0.24%            0.08%                 0.08%
Total fund operating expenses                                  1.04%            0.87%                 0.87%
Expense reduction                                              0.00%(1)         0.00%(2)              0.00%(2)
Net fund operating expenses                                    1.04%            0.87%                 0.87%

(1) V.A. Technology Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until April 30, 2003.


(2) Large Cap Growth Fund's adviser has agreed in its investment management agreement to limit the fund's expenses, excluding management fees, to 0.10%. This limit will remain in effect until May 1, 2004, and may be renewed each year thereafter by the board of trustees of the fund.

Examples

The examples below show what you would pay if you had invested $10,000 directly in each fund over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                                                Large Cap
                                                              Growth Fund
                                                              (PRO FORMA
                               V.A.         Large Cap        for the year
                            Technology       Growth         ended 12/31/02)
                              Fund            Fund            (Assuming
                            (Acquired      (Acquiring     reorganization with
                              Fund)           Fund)       V.A. Technology Fund)
-------------------------------------------------------------------------------
Year 1                       $  106          $   89              $   89
Year 3                       $  331          $  277              $  277
Year 5                       $  574          $  482              $  482
Year 10                      $1,270          $1,071              $1,071

Investment Management Fees

    Investment management fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. Technology Fund                  0.80%
 (Acquired Fund)
Large Cap Growth Fund                 0.80% on first $500 million
 (Acquiring Fund)                     0.75% of next $500 million
                                      0.70% in excess of $1 billion

American Fund Advisors, Inc. ("AFA") serves as subadviser to V.A. Technology Fund. AFA has primary responsibility for making investment decisions for V.A. Technology Fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. AFA receives its compensation from JHA, and the fund pays no sub-management fees over and above the management fees it pays to JHA. AFA receives sub-management fees from JHA at the rate of 0.10% per annum of the fund's average daily net assets.

Independence Investment, LLC ("Independence"), a wholly owned subsidiary of John Hancock Financial Services, Inc., serves as subadviser to Large Cap Growth Fund. Independence has primary responsibility for making investment decisions for Large Cap Growth Fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. Independence receives its compensation from JHLICO, and the Fund pays no sub-management fees over and above the management fees it pays to JHLICO. With respect to the Acquiring Fund, Independence receives sub-management fees from JHLICO at the following annual rate: 0.30% of the first $500,000,000 of average daily net assets; 0.2625% of next $500,000,000 million; and 0.225% above $1,000,000,000.

COMPARISON OF INVESTMENT RISKS

In deciding whether to approve the reorganization, you should consider whether the amount and character of investment risk involved in the authorized investments of Large Cap Growth Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-------------------------------------------------------------------------------------------------------------------------
                     V.A. Technology Fund   Large Cap Growth Fund
                     (Acquired Fund)        (Acquiring Fund)
-------------------------------------------------------------------------------------------------------------------------
 Stock market risk   The value of securities in the fund may go down in response to overall stock market movements.
                     Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
-------------------------------------------------------------------------------------------------------------------------
 Manager risk        The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                           V.A. Technology Fund                               Large Cap Growth Fund
                           (Acquired Fund)                                    (Acquiring Fund)
 Investment category       The stocks of technology companies as a group      The large capitalization growth stocks in
 risk                      could fall out of favor with the market. This      which the fund primarily invests could fall out
                           could cause the fund to underperform funds         of favor with the market. This could cause the
                           that focus on other types of stocks.               fund to underperform funds that focus on
                                                                              medium or small capitalization stocks or on
                                                                              value stocks.
-------------------------------------------------------------------------------------------------------------------------------
 Sector concentration      Because the fund focuses on a single sector of     Not applicable, because the fund does not
 risk                      the economy, its performance depends in large      concentrate its investments in a single sector.
                           part on the performance of that sector. As a
                           result, the value of your investment may
                           fluctuate more widely than it would in a fund
                           that is diversified across sectors. For instance,
                           technology companies face special risks, and
                           could be hurt by factors such as market
                           saturation, price competition, obsolescence and
                           competing technologies. Many technology
                           companies are smaller companies that may have
                           limited product lines and financial and
                           managerial resources, making them vulnerable
                           to isolated business setbacks.
-------------------------------------------------------------------------------------------------------------------------------
 Small and medium          The fund's investments in small or medium          The fund invests primarily in large
 capitalization company    capitalization companies may be subject to         capitalization companies. However, to the
 risk                      larger and more erratic price movements than       extent the fund invests in small or medium
                           investments in large capitalization companies.     capitalization companies, its investments in
                                                                              these companies may be subject to larger and
                                                                              more erratic price movements than
                                                                              investments in large capitalization companies.
-------------------------------------------------------------------------------------------------------------------------------
 Initial public offering   A significant part of the fund's return may at     Many IPO stocks are issued by, and involve
 (IPO) risk                times be attributable to investments in IPOs.      the risks associated with, small and medium
                           Many IPO stocks are issued by, and involve the     capitalization companies.
                           risks associated with, small and medium
                           capitalization companies.
-------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk   The fund's foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
-------------------------------------------------------------------------------------------------------------------------------
 Foreign currency risk     Unfavorable currency exchange rates could          Not applicable because the fund invests only
                           reduce the value of securities traded or           in foreign securities that are traded or
                           denominated in foreign currencies.                 denominated in U.S. dollars.
-------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------------------------------------------------------
 Liquidity and valuation   In a down or unstable market, the fund's           Not a principal risk of the fund, as it invests
 risks                     investments could become harder to value           primarily in large capitalization companies.
                           accurately or to sell at a fair price.
-------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION
Description of Reorganization
Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement and Plan of Reorganization provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on April 25, 2003, but may occur on any later date before December 31, 2003. V.A. Technology Fund will transfer all of its assets to Large Cap Growth Fund and Large Cap Growth Fund will assume all of V.A. Technology Fund's liabilities. This will result in the addition of V.A. Technology Fund's assets to Large Cap Growth Fund's portfolio. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the reorganization date.

 o Large Cap Growth Fund will issue to V.A. Technology Fund shares with an aggregate value equal to the aggregate net asset value of V.A. Technology Fund. As part of the liquidation of V.A. Technology Fund, these shares will be distributed immediately to shareholders of record of V.A. Technology Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Technology Fund will end up as shareholders of Large Cap Growth Fund.

 o After the shares are issued, the existence of V.A. Technology Fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees recommends the proposed reorganization as being in the best interests of shareholders of your fund. The board of trustees considered the following matters, among others, in approving the proposal:


First, the Acquiring Fund's management fee is marginally lower than the management fee paid by your fund. In addition, the Acquiring Fund's other expenses and total expenses are substantially lower than those of your fund. Consequently, the reorganization offers a significant potential for reduced costs, which would positively affect your return. Further, JHLICO has also agreed to a lower and more permanent limitation of the Acquiring Fund's other expenses than JHA has agreed to with respect to your fund. Consequently, the Acquiring Fund offers greater protection against the potential for increased operating costs.


Second, shareholders may be better served by the Acquiring Fund's ability to invest in a broader range of securities. V.A. Technology Fund only invests in the securities of issuers in one market segment, while Large Cap Growth Fund may invest in a broad range of market sectors. The Trustees considered that this added investment flexibility offered greater potential to achieve capital appreciation. The trustees did consider, however, that the Acquiring Fund, since it has a substantially different investment approach, may not fit the investment approach of all of the Acquired Fund shareholders. The trustees considered this as a negative factor in determining whether the reorganization is in the best interest of your fund. However, the trustees concluded that the other favorable factors outweighed this negative consideration. The trustees noted that the Variable Contracts that invest in the funds offered other investment options so that participants in your fund could transfer into such investment options without incurring transaction costs or tax liabilities.

Third, the Acquiring Fund is substantially larger than your fund and there can be no assurance that your fund's assets will grow significantly in the future. A large asset base has several advantages. With respect to investments, a larger asset base permits greater diversification of investments and potentially lower transaction costs. A large fund also offers the potential for lower per share expenses.

Fourth, Large Cap Growth Fund has performed better than your fund over the one-year period and since the inception of your fund on May 1, 2000. During the one-year, three-year, five-year and 10-year periods, the Acquiring Fund has also outperformed its benchmark, the Russell 1000 Growth Index. While past performance cannot predict future results, the trustees believe that Large Cap Growth Fund is better positioned than your fund to generate strong returns.

Fifth, the trustees anticipate that all of the other series of the Trust may be terminated. Consequently, if your fund does not approve the reorganization, it may be the sole series of the Trust and be responsible for expenses of the Trust that are currently allocated over a number of different series.

The trustees also considered the fact that JHLICO may potentially achieve some benefits, including reduced administrative costs, from consolidating the number of investment options under the variable contracts that it offers. In any event, the trustees concluded that, notwithstanding these benefits to JHLICO, the reorganization is in the best interests of V.A. Technology Fund and its shareholders. The trustees noted that JHA would not be achieving any direct benefit from the reorganization, but rather would no longer be managing your fund.

Comparative Fees and Expense Ratios

As shown in the expense tables above, after the reorganization, Large Cap Growth Fund's total annual operating expenses (0.87%) are expected to be significantly lower than those of V.A. Technology Fund (1.04%).

Comparative Performance

Information about the funds' performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus.

Further Information on the Reorganization

Further information regarding the terms of the reorganization and the special meeting of shareholders is set forth beginning on the following page.

FURTHER INFORMATION ON EACH REORGANIZATION

Tax Status of each Reorganization
Each reorganization will not take place unless each of the Acquired Fund and the Acquiring Fund in the respective reorganization receive a satisfactory opinion from Hale and Dorr LLP, counsel to the Acquired Funds, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986 (the "Code").

As a result, for federal income tax purposes as to each reorganization:

 o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the respective Acquiring Fund as described above or (2) the distribution by the Acquired Fund of Acquiring Fund shares to Acquired Fund shareholders;

 o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the respective Acquired Fund's assets solely in exchange for the issuance of Acquiring Fund shares and the assumption of all of the Acquired Fund's liabilities by such Acquiring Fund;

 o The basis of the assets of the Acquired Fund acquired by the respective Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

 o The tax holding period of the assets of the Acquired Fund in the hands of the respective Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

 o The shareholders of the Acquired Fund will not recognize gain or loss upon the exchange of all their shares of the Acquired Fund solely for shares of the respective Acquiring Fund as part of the reorganization;

 o The basis of Acquiring Fund shares received by Acquired Fund shareholders in the reorganization will be the same as the basis of the shares of the Acquired Fund surrendered in exchange; and

 o The tax holding period of the Acquiring Fund shares that Acquired Fund shareholders receive will include the tax holding period of the shares of the Acquired Fund surrendered in the exchange, provided that the shares of the Acquired Fund were held as capital assets on the reorganization date.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of each Acquired Fund and Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Additional Terms of each Agreement and Plan of Reorganization

Conditions to Closing each Reorganization. The obligation of each Acquired Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the respective Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph
6).

The obligation of each Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including each respective Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from each respective Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of each respective Acquired and Acquiring Fund are subject to approval of the applicable Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Funds' declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph
8).

Termination of Agreement. The board of trustees of each respective Acquired Fund or Acquiring Fund may terminate the Agreement (even if the shareholders of an Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganizations. The Acquired Funds will not bear any direct expenses of the reorganizations if they occur. Each Acquiring Fund (other than Financial Industries Fund, as described below) will pay its own costs in connection with entering into and carrying out the provisions of the Agreement, whether or not a reorganization occurs. Each of John Hancock Variable Series Trust I's funds, including each Acquiring Fund, will also bear a portion of the Acquired Funds' expenses in connection with entering into and carrying out the provisions of the Agreement for any reorganization that is consummated. Because Financial Industries Fund is not yet operational, JHLICO will pay the expenses in connection with the reorganization of V.A. Financial Industries Fund and Financial Industries Fund.

CAPITALIZATION

With respect to each Proposal, the following tables set forth the capitalization of each fund as of December 31, 2002, and the pro forma combined capitalization of both funds as if each reorganization had occurred on that date. If a reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between December 31, 2002 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

It is impossible to predict how many shares of each Acquiring Fund will actually be received and distributed by each corresponding Acquired Fund on the reorganization date. The tables should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.


If the reorganization of your fund(s) had taken place on December 31, 2002:


                                V.A. Financial     Financial
Proposal 1                        Industries       Industries     Pro Forma
--------------------------------------------------------------------------------
Net Assets                          $57.4M            N/A          $57.4M
Net Asset Value Per Share           $11.60            N/A          $11.60
Shares Outstanding                    4.9M            N/A          $ 4.9M


The table reflects pro forma exchange ratios of approximately one Financial Industries Fund share being issued for each share of V.A. Financial Industries Fund.

                               V.A. Relative     Growth &
Proposal 2                         Value          Income         Pro Forma(1)      Pro Forma(2)
-------------------------------------------------------------------------------------------------
Net Assets                        $30.53M        $1,762.2M        $1,792.7M         $1,832.4M
Net Asset Value Per Share          $5.59             $9.22            $9.22             $9.22
Shares Outstanding                  5.45M           191.2M           194.5M            198.8M

(1) Assuming the reorganization of V.A. Sovereign Investors Fund into Growth & Income Fund does not occur. If the reorganization of your fund only had taken place on December 31, 2002, approximately 0.61 Growth & Income Fund shares would have been issued for each share of V.A. Relative Value Fund.

(2) Assuming the reorganization of V.A. Sovereign Investors Fund into Growth & Income Fund occurs. If both reorganizations had taken place on December 31, 2002, approximately 0.61 Growth & Income Fund shares would have been issued for each share of V.A. Relative Value Fund.

                               V.A. Sovereign    Growth &
Proposal 3                        Investors       Income         Pro Forma(1)      Pro Forma(2)
-------------------------------------------------------------------------------------------------
Net Assets                        $39.72M        $1,762.2 M       $1,801.9M         $1,832.4M
Net Asset Value Per Share         $11.53             $9.22            $9.22             $9.22
Shares Outstanding                  3.51M           191.2M           195.4M            198.8M

(1) Assuming the reorganization of V.A. Relative Value Fund into Growth & Income Fund does not occur. If the reorganization of your fund only had taken place on December 31, 2002, approximately 1.23 Growth & Income Fund shares would have been issued for each share of V.A. Sovereign Investors Fund.

(2) Assuming the reorganization of V.A. Relative Value Fund into Growth & Income Fund occurs. If both reorganizations had taken place on December 31, 2002, approximately 1.23 Growth & Income Fund shares would have been issued for each share of V.A. Sovereign Investors Fund.

                                V.A. Strategic
Proposal 4                          Income           Active Bond         Pro Forma
----------------------------------------------------------------------------------
Net Assets                         $72.77M             $987.5M           $1,060.3M
Net Asset Value Per Share          $ 8.67                $9.70               $9.70
Shares Outstanding                   8.40M              101.8M              109.3M

The table reflects pro forma exchange ratios of approximately 0.89 Active Bond Fund shares being issued for each share of V.A. Strategic Income Fund.

Proposal 5                     V.A. Technology     Large Cap Growth      Pro Forma
----------------------------------------------------------------------------------
Net Assets                         $12.18              $496.6M            $508.8M
Net Asset Value Per Share          $ 2.18              $ 11.18            $ 11.18
Shares Outstanding                   5.59                44.4M              45.4M

The table reflects pro forma exchange ratios of approximately 0.19 Large Cap Growth Fund shares being issued for each share of V.A. Technology Fund.


ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

                                       Headings in Prospectus for each
Type of Information                    Acquired Fund and each Acquiring Fund
--------------------------------------------------------------------------------
Investment objective and policies      Goal and Strategy/Main Risks
Portfolio Management                   Portfolio Management/Subadviser
Expenses                               Financial Highlights
Custodian                              Business Structure
Dividends, distributions and taxes     Dividends and Taxes

BOARDS' EVALUATION AND RECOMMENDATION

With respect to each reorganization, for the reasons described above, the board of trustees of each Acquired Fund, including the trustees who are not "interested persons" of either that fund or its adviser ("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization was in the best interests of each Acquired Fund and that the interests of each Acquired Fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of each Acquiring Fund, including its independent trustees, approved the reorganization. They also determined that the reorganization was in the best interests of the each Acquiring Fund and that the interests of the Acquiring Funds' shareholders would not be diluted as a result of the reorganization.

      --------------------------------------------------------------------
             The trustees of each Acquired Fund recommend that the
                    shareholders vote FOR each proposal to
               approve the Agreement and Plan of Reorganization.
      --------------------------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each Acquired Fund share is entitled to one vote. Approval of each proposal requires the affirmative vote of a majority of the shares of each Acquired Fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of an Acquired Fund means the vote of the lesser of (1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the fund.

Shares of each Acquired Fund represented in person or by proxy, including shares that abstain or do not vote with respect to a proposal, will be counted for purposes of determining whether there is a quorum at the meeting. Accordingly, an abstention from voting has the same effect as a vote against a proposal.


If the required approval of shareholders is not obtained for any reorganization, the applicable Acquired Fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate. This action could include, among other things, terminating a fund's expense limitation or closing the fund.

INFORMATION CONCERNING THE MEETING
Voting at the Meeting
Variable Contract owners use the voting instruction card as a ballot to give their insurance company voting instructions for those shares attributable to the Variable Contracts as of the record date. When the Variable Contract owner completes the voting instruction card and sends it to the insurance company, the insurance company votes these shares in accordance with the Variable Contract owner's instructions. If the owner completes and signs the voting instruction card, the shares attributable to the Variable Contract will be voted as instructed. If the owner merely signs and returns the card, the insurance company will vote those shares in favor of the proposal. If the owner does not return the card, the insurance company will vote those shares in the same proportion as shares for which instructions were received from other Variable Contract owners in the same separate account.

Shares of each Acquired Fund which are not attributable to Variable Contracts will be represented and voted by one of the insurance companies in the same proportion as the voting instructions received from Variable Contract owners. These shares include shares purchased with contributions made as "seed" capital to the fund by the adviser.

Solicitation of Voting Instructions


This solicitation is being made in compliance with the requirements of the Agreement for each reorganization. Therefore, the expenses of each Acquired Fund and Acquiring Fund in preparing, filing, printing, and mailing these proxy/voting instruction materials (and any subsequent materials that may be used) to Variable Contract owners are part of that Fund's reorganization expenses that are estimated and allocated in the manner set forth above under "Further Information on Each Reorganization -- Expenses of the Reorganizations."


In addition to the mailing of these proxy materials, voting instructions may be solicited by telephone, by fax or in person by the trustees, officers and employees of the Acquired Funds and by personnel of the Acquired Funds' investment adviser, John Hancock Advisers, LLC and its transfer agent, John Hancock. Such solicitations would be at the expense of JHLICO or one of its affiliated companies.

Revoking Proxies
Each Variable Contract owner signing and returning a voting instruction card has the power to revoke it at any time before it is exercised:

 o By filing a written notice of revocation with the Acquired Funds' transfer agent, John Hancock, 529 Main Street, Charlestown, Massachusetts 02129, or

 o By returning a duly executed voting instruction card with a later date before the time of the meeting, or

 o If a Variable Contract owner has executed a voting instruction card but is present at the meeting, he or she may give voting instructions in person, by notifying the secretary of the relevant Acquired Fund(s) (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned voting instruction card.

Outstanding Shares and Quorum
As of February 25, 2003 (the "record date"), the number of shares of beneficial interest of each Acquired Fund outstanding were as follows:


FUND                                                          SHARES OUTSTANDING
--------------------------------------------------------------------------------
V.A. Financial Industries Fund                                    4,745,023
V.A. Relative Value Fund                                          5,227,525
V.A. Sovereign Investors Fund                                     3,425,872
V.A. Strategic Income Fund                                        8,773,927
V.A. Technology Fund                                              5,248,137


Only shareholders of record on February 25, 2003 are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of each Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

The Acquired Funds' board of trustees knows of no business to be presented for consideration at the meeting other than the proposals. If other business is properly brought before the meeting, shares represented will be voted according to the best judgment of the insurance company that is the record owner.

Adjournments
If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the record shareholders may vote their shares to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the record shareholders may propose one or more adjournments of the meeting to permit further solicitation of voting instructions concerning a proposal. Any adjournment will require the affirmative vote of a majority of an Acquired Fund's shares represented at the session of the meeting to be adjourned.

OWNERSHIP OF SHARES OF THE FUNDS

As of February 25, 2003 (the record date), the following companies owned of record or on behalf of their separate accounts, more than 5% of the funds' outstanding shares, as noted on the table below: John Hancock Life Insurance Company ("JHLICO"), 200 Clarendon Street, Boston, Massachusetts 02117; and John Hancock Variable Life Insurance Company ("JHVLICO"), 197 Clarendon Street, Boston, Massachusetts, 02117.

Name                                                          Percentage of Fund
--------------------------------------------------------------------------------
Proposal 1


V.A. Financial Industries Fund
JHLICO                                                              61.15%
JHVLICO                                                             38.85%

Financial Industries Fund
JHLICO                                                                N/A*
JHVLICO                                                               N/A*

Proposal 2

V.A. Relative Value Fund
JHLICO                                                              72.04%
JHVLICO                                                             27.96%

Growth & Income Fund
JHLICO                                                              37.18%
JHVLICO                                                             62.82%

Proposal 3

V.A. Sovereign Investors Fund
JHLICO                                                              67.04%
JHVLICO                                                             32.96%

Growth & Income Fund
JHLICO                                                              37.18%
JHVLICO                                                             62.82%

Proposal 4

V.A. Strategic Income Fund
JHLICO                                                              73.95%
JHVLICO                                                             26.05%

Active Bond Fund
JHLICO                                                              48.39%
JHVLICO                                                             51.61%

Proposal 5

V.A. Technology Fund
JHLICO                                                              79.65%
JHVLICO                                                             20.35%

Large Cap Growth Fund
JHLICO                                                              31.03%
JHVLICO                                                             68.97%

* Not applicable because the fund has not yet commenced operations.

 However, these companies will vote all their fund shares only in accordance with voting instructions received from Variable Contract owners. For this reason, the companies do not exercise control over the funds by virtue of their record ownership of funds shares. As of the Record Date, no Variable Contract owner beneficially owned 5% or more of the outstanding shares of any Acquired Fund or any Acquiring Fund. In addition, as of the Record Date, fewer than 1% of the outstanding shares of each fund were attributable to Variable Contracts owned by trustees or officers of that fund.

EXPERTS

The financial statements and financial highlights of each fund at December 31, 2002 are incorporated by reference into this combined proxy statement and prospectus. Ernst & Young LLP, independent auditors, have audited the financial statements and financial highlights of each Fund at December 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements and financial highlights in the Statement of Additional Information, which is also a part of the registration statement that contains this combined proxy statement and prospectus. Those financial statements and financial highlights are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). For access to the Washington D.C. Reference Room, call (202) 942-8090. Copies of this material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-0102 (duplicating fee required). In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. SEC file number 811-07437.

                                                                      EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this    day
of      , 2003, by and between John Hancock Variable Series Trust I, a
Massachusetts business trust (the "Trust I"), with its principal place of business at John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, on behalf of its series ______________________ (the "Acquiring Fund") and John Hancock Declaration Trust, a Massachusetts business trust (the "Trust") with its principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199, on behalf of its series ____________________ (the "Acquired Fund").
The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by
(2) the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.


In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

   1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of shares of beneficial interest of the Acquired Fund, as of the close of business on April 25, 2003 [April 30, 2003 for V.A. Financial Industries Fund] (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations with respect to the Acquiring Fund shall be provided by State Street Bank and Trust Company (the "Acquiring Fund's Custodian"), as custodian and pricing agent for the Acquiring Fund and, and with respect to the Acquired Fund by the Bank of New York (the "Acquired Fund's Custodian).

   1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   1.3 [If the reorganization is consummated, the Trust I will pay the expenses of the Acquired Fund in connection with the transactions contemplated by this Agreement, it being understood that such expenses will be allocated among one or more of Trust I's Funds in the proportions approved by the Trust I's board of Trustees.]

   [Alternative provision for Financial Industries Fund:

       If the reorganization is consummated, John Hancock Life Insurance Company will pay such expenses of the Acquired Fund.]

   1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

   1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

   1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

   1.8 Any reporting responsibility of the Trust, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

2. VALUATION

   2.1 The net asset values of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the Acquiring Fund's Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as then in effect (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund to be transferred shall be computed by the Acquired Fund's Custodian by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

   2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

   2.3 All computations of value shall be made by each Custodian in accordance with its regular practice as pricing agent for its respective Fund, which may include, without limitation, obtaining valuations of some investments from sources other than the Acquiring Fund's Custodian or the Acquired Fund's Custodian, as the case may be, including "fair valuation" of assets, where consistent with the Fund's established practices and policies.

3. CLOSING AND CLOSING DATE

   3.1 The Closing Date shall be April 25, 2003 [April 30, 2003 for V.A. Financial Industries Fund] or such other date on or before December 31, 2003 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Trust, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

   3.2 Portfolio securities that are not held in book-entry form in the name of the Acquired Fund's Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Acquiring Fund's Custodian for examination no later than five business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund's Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund's Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquiring Fund's Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Acquiring Fund's Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund's Custodian with immediately available funds.

   3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2003, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

   3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and any required backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 The Trust on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

       (a) The Trust is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust;

       (c) The Trust and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended and restated (the "Trust's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquired Fund is a party or by which it is bound;

       (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

       (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

       (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of December 31, 2002 and the related statement of operations (copies of which have been furnished to the Acquiring Fund), present fairly in all material respects the financial condition of the Acquired Fund as of December 31, 2002 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the date thereof not disclosed therein;

       (g) Since December 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurring by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund;

       (h) At the date hereof and at the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

       (i) Each of the Acquired Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date. To the knowledge of the Trust, (i) the Acquired Fund does not, and has not ever had, any shareholders other than John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company and (ii) the Acquired Fund satisfies, and at all times during its existence has satisfied, the percentage diversification tests contained in Section 1.817-5(b)(l) or (2) of such regulations;

       (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

       (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

       (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Trust and the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

       (m) The information about the Acquired Fund that is included in the Registration Statement referred to in Paragraph 5.7 hereof on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

       (n) Any other information furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

       (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

       (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

       (q) At the closing date the Trust and its Trustees will have satisfied all requirements applicable to them to permit the reorganization to be effected in reliance on Rule 17a-8 under the 1940 Act;

       (r) The prospectus of the Acquired Fund, dated May 1, 2002 and the related Statement of Additional Information of the same date and any amendments or supplements thereto on or prior to the Closing Date (collectively, the "Acquired Fund Prospectus"), previously furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and

       (s) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to
           Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.


   4.2 The Trust I on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

       (a) The Trust I is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust I nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust I has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust I is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a non-diversified [except for Active Bond, which is diversified] series of the Trust I;

       (c) The prospectus and statement of additional information of the Acquiring Fund, dated May 1, 2002 and October 7, 2002, respectively, and any amendments or supplements thereto on or prior to the Closing Date (collectively, the "Acquiring Fund Prospectus"), and the information about the Acquiring Fund in the Registration Statement on Form N-14 to be filed in connection with this Agreement (the "Registration Statement") will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       (d) Any other information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

       (e) At the Closing Date, the Trust I on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

       (f) The Trust I and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in a violation of any provisions of the Trust I's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust I or the Acquiring Fund is a party or by which the Trust I or the Acquiring Fund is bound;

       (g) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust I or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust I knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust I nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

       (h) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of December 31, 2002 and the related statement of operations (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of December 31, 2002 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the date thereof not disclosed therein;

       (i) Since December 31, 2002 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust I on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed in writing to and accepted by the Acquired Fund;

       (j) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date. To the knowledge of Trust I, (i) the Acquiring Fund does not, and has not ever had, any shareholder that is not a segregated asset account within the meaning of Section 1.817-5(f)(2)(i)(A) of the regulations under the Code, or an entity referred to in (and holding its shares in compliance with the terms of) Section 1.817-5(f)(3)(i), (ii) or
           (iii) of such regulations; (ii) no public investor is participating or has ever participated in the Acquiring Fund through such a segregated asset account other than through purchase of a viable contract within the meaning of Section 1.817-5(f)(2)(i)(B) of such regulations; and (iii) the Acquiring Fund satisfies, and at all times during its existence has satisfied, the percentage diversification tests contained in Section 1.817-5(b)(1) or (2) of such regulations;

       (k) The authorized capital of the Trust I consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust I. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

       (l) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust I on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

       (m) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust I;

       (n) At the closing date the Trust I and its Trustees will have satisfied all requirements applicable to them to permit the reorganization to be effected in reliance on Rule 17a-8 under the 1940 Act;

       (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act; and

       (p) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to
           Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE TRUST I ON BEHALF OF THE ACQUIRING FUND AND THE TRUST ON BEHALF OF THE ACQUIRED FUND

   5.1 Except as expressly contemplated herein to the contrary, the Trust on behalf of the Acquired Fund and the Trust I on behalf of Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

   5.2 The Trust will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

   5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.4 The Trust on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust I on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

   5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

   5.6 The Trust on behalf of the Acquired Fund shall furnish to the Trust I on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust I, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

   5.7 The Trust I on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

   5.8 The Trust on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

   5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED
   FUND

The obligations of the Trust on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust I on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

   6.1 All representations and warranties of the Trust I on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date; and

   6.2 The Trust I on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust I's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust I on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquired Fund shall reasonably request.

   6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST I ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust I on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

   7.1 All representations and warranties of the Trust I on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The Trust on behalf of the Acquired Fund shall have delivered to the Trust I on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust;

   7.3 The Trust on behalf of the Acquired Fund shall have delivered to the Trust I on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Trust, in form and substance satisfactory to the Trust I on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust I on behalf of the Acquiring Fund shall reasonably request;

   7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

   7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST I ON BEHALF OF THE ACQUIRING FUND AND THE TRUST ON BEHALF OF THE ACQUIRED FUND

The obligations hereunder of the Trust I on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund are each subject to the further conditions that on or before the Closing Date:

   8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust I on behalf of the Acquiring Fund;

   8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

   8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust or the Trust I to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

   8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated;

   8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

   8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust on behalf of the Acquired Fund and the Trust I on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust nor the Trust I may waive the conditions set forth in this Paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

   9.1 The Trust I on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   9.2 If the transactions contemplated hereby are consummated, the expenses will be borne by the parties in the manner provided in Section 1.3 hereof.


10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   10.1 The Trust I on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

   10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

   11.1 This Agreement may be terminated by the mutual agreement of the Trust I, on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

        (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

        (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

        (c) by resolution of the Trust I's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

        (d) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

   11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust I, the Acquiring Fund, the Trust, or the Acquired Fund, or the Trustees or officers of the Trust I or the Trust, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust
I. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, Attention: Arnold Bergman, Esq. or to the Acquired Fund at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention: Avery P. Maher, Esq., and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention:
David C. Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

   14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

   14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   14.5 All persons dealing with the Trust or the Trust I must look solely to the property of the Trust or the Trust I, respectively, for the enforcement of any claims against the Trust or the Trust I as the Trustees, officers, agents and shareholders of the Trust or the Trust I assume no personal liability for obligations entered into on behalf of the Trust or the Trust I, respectively. None of the other series of the Trust or the Trust I shall be responsible for any obligations assumed by or on behalf of the Acquired Fund or the Acquiring Fund, respectively, under this Agreement.

                     [Remainder of Page Intentionally Blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its undersigned duly authorized officer and has caused its corporate seal to be affixed hereto.



                             JOHN HANCOCK VARIABLE SERIES TRUST I, on behalf of

                             ---------------------------------------------------

                             By:
                                ------------------------------------------------
                                Name:
                                Title:


                             JOHN HANCOCK DECLARATION TRUST, on behalf of

                             ---------------------------------------------------

                             By:
                                ------------------------------------------------
                                Name: Maureen R. Ford
                                Title: President and Chief Executive Officer

                                   Appendix A

                       Basic information about the funds

Appendix A includes basic information about the Acquired Funds and the Acquiring Funds.

                          Financial Highlights Tables

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information for the past 5 years (or such shorter period as the fund has been in operation). The "total returns" in each table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). Certain information in the table reflects financial results for a single fund share. The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable separate accounts and Variable Contracts. Those expenses and charges vary considerably from contract to contract and are described in the applicable Variable Contract prospectus. The financial highlights have been audited by Ernst & Young LLP, whose report (along with each fund's financial statements) is included in each fund's annual report, which is available upon request.

PROPOSAL 1

V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
-----------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1992
Began business career in 1979

Thomas C. Goggins
-----------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see the applicable variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                              1998     1999      2000        2001       2002
                              8.55%    1.23%    27.16%    -17.51%    -19.46%


Best quarter: Q3 `00, 19.95% Worst quarter: Q3 `98, -16.75%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-02
--------------------------------------------------------------------------------
                                            Fund        Index 1        Index 2
1 year                                    -19.46%        -22.10%        -14.64%
5 year                                     -1.48%         -0.59%          2.53%
Life of fund -- began 4-30-97               4.07%          3.12%          7.38%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to under-perform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                    12-31-98      12-31-99      12-31-00      12-31-01      12-31-02
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $13.44        $14.45        $14.46        $18.34        $14.56
Net investment income(1)                                             0.18          0.11          0.06         (0.11)         0.12
Net realized and unrealized gain (loss) on investments               0.97          0.06          3.87         (3.11)        (2.95)
Total from investment operations                                     1.15          0.17          3.93         (3.22)        (2.83)
Less distributions:
  From net investment income                                        (0.14)        (0.10)        (0.05)        (0.09)        (0.13)
  From net realized gain                                               --(2)      (0.05)           --         (0.47)           --
  Tax return of capital                                                --            --         (0.01)           --            --
  Total distributions                                               (0.14)        (0.16)        (0.05)        (0.56)        (0.13)
Net asset value, end of period                                     $14.45        $14.46        $18.34        $14.56        $11.60
Total investment return(3) (%)                                       8.55          1.23         27.16        (17.51)       (19.46)
Ratios and supplemental data
Net assets, end of period (in millions)                               $55           $49           $71           $89           $57
Ratio of expenses to average net assets (%)                          0.92          0.90          0.90          0.89          0.90
Ratio of adjusted expenses to average net assets (%)                   --            --            --            --            --
Ratio of net investment income (loss) to average net assets (%)      1.25          0.77          0.36          0.71          0.87
Portfolio turnover rate (%)                                            38            72            41            97(4)          2

(1)   Based on the average of the shares outstanding at the end of each month.
(2)   Less than $0.01 per share.
(3)   Assumes dividend reinvestment.
(4)   Excludes merger activity.

Financial Industries Fund


GOAL AND STRATEGY

This is a non-diversified financial industries stock fund that seeks long-term capital appreciation.


The Fund normally invests at least 80% of its assets in equity securities of companies in the financial services industry including banks, thrifts, credit and finance companies, brokerage and advisory firms, asset management companies, insurance companies, leasing companies, real estate-related firms, financial holding companies and similar entities.


The manager selects financial industry stocks using proprietary fundamental equity research and quantitative screening. The manager uses fundamental equity research to identify companies that:
.. are positioned to benefit from industry-wide trends such as consolidation and regulatory changes; and

.. are comparatively undervalued relative to balance sheet and earnings.

The manager also uses quantitative tools focusing on valuation, earnings/momentum and fundamentals/capital use to evaluate stocks and to manage overall risk.

The Fund's industry weightings are primarily a result of stock selection and therefore may differ significantly from its benchmark. The manager normally invests in 40 to 100 stocks of companies of any size. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).


The Fund may purchase other types of securities that are not primary investment vehicles, for example: foreign securities denominated in U.S dollars or any other currency, certain Exchange Traded Funds (ETFs), certain derivatives (investments whose value is based on indices or other securities), and securities of non-financial industry companies expected to benefit from products or other market advantages in the financial services industries.


In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisors, LLC
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 2003
Managed approximately $26 billion in
assets at the end of 2002

FUND MANAGERS
Management by investment team overseen by:

James K. Schmidt, CFA
---------------------
Executive Vice President of Subadviser
Joined subadviser in 1985

Thomas C. Goggins
---------------------
Senior Vice President of subadviser
Joined subadviser in 1995

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. Year-by-year and average annual figures for the period prior to April 30, 2003 reflect the actual performance of the V.A. Financial Industries Fund, the fund's predecessor, which was a series of the John Hancock Declaration Trust. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-Year Total Returns -- Calendar Year



                                    [CHART]

1998     1999    2000       2001      2002
-----    -----   -----    --------  -------
8.55%    1.23%   27.16%   -17.51%   -19.46%


Best quarter: up 19.95%, third quarter 2000   Worst quarter: down 16.75%, third
quarter 1998


Average annual total returns -- for periods ending 12/31/2002*

              Fund   Index 1 Index 2
1 year       -19.46% -22.10% -14.64%
5 years       -1.48%  -0.59%   2.53%
Life of Fund   4.07%   3.12%   7.38%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index

*Predecessor fund began operations on April 30, 1997

MAIN RISKS
Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The managers and their respective strategies may fail to produce the intended results. The Fund could underperform its peers or lose money if the managers' investment strategies do not perform as expected.

Sector Fund Risk: The Fund's investments are concentrated in a single sector of the stock market and the Fund's performance could be significantly affected by developments in that particular sector. Because of this concentration, the Fund's performance could be worse than the overall market by a wide margin or for extended periods. Also, the Fund's performance could be more volatile relative to funds that invest broadly across different sectors of the stock market.

Financial Industries and Related Securities Risk: Financial industries and related equity securities may be affected by changes in the regulatory and competitive environment, by inter-industry consolidation, and by changes in interest rates and economic conditions. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. For example, when interest rates fall or economic conditions deteriorate, the stocks of banks and financials industries companies could suffer losses. Rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates. Losses resulting from financial difficulties of borrowers, and downgrades of their creditworthiness, can also negatively affect lending institutions.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investments in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. In future years, the Fund's turnover rate may be higher than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly industrialized countries.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity markets.
--------------------------------------------------------------------------------

Financial Highlights This table details the historical performance of the Fund's predecessor, the V.A. Financial Industries Fund, including total return information showing how much an investment in the predecessor fund has increased or decreased each year. The "total investment return" shown for the predecessor fund does not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the applicable variable contract prospectus. Had these been included, the "total investment return" shown in the table would have been lower. On April 30, 2003, the Fund will acquire all of the assets of the V.A. Financial Industries Fund pursuant to an agreement and plan of reorganization in exchange for shares of the Fund. The information shown below has been audited by Ernst & Young LLP, independent auditors. Their report and the predecessor fund's financial statements are included in the predecessor fund's Annual Report, which is available upon request.




Period ended:                                                  12-31-98     12-31-99 12-31-00 12-31-01     12-31-02
Per share operating performance
Net asset value beginning of period                             $13.44       $14.45   $14.46   $18.34       $14.56
Net Investment income/(1)/                                        0.18         0.11     0.06    (0.11)        0.12
Net realized and unrealized gain (loss) on investment             0.97         0.06     3.87    (3.11)       (2.95)
Total from investment operations                                  1.15         0.17     3.93    (3.22)       (2.83)
Less distributions
   From net investment income                                    (0.14)       (0.10)   (0.05)   (0.09)       (0.13)
From net realized gain                                             -- /(2)/   (0.05)      --    (0.47)          --
   Tax return of capital                                            --        (0.01)      --       --           --
Total distributions                                              (0.14)       (0.16)   (0.05)   (0.56)       (0.13)
Net asset value end of period                                   $14.45       $14.46   $18.34   $14.56       $11.60
Total investment return/(3)/(%)                                   8.55         1.23    27.16   (17.51)      (19.46)
Ratios and supplement data
Net assets end of period (in millions)                             $55          $49      $71      $89          $57
Ratio of expenses to average net assets(%)                        0.92         0.90     0.90     0.89         0.90
Ratio of adjusted expenses to average net assets(%)                 --           --       --       --           --
Ratio of net investment income (loss) to average net assets(%)    1.25         0.77     0.36     0.71         0.87
Portfolio turnover rate(%)                                          38           72       41       97/(4)/       2
(1) Based on the average of the shares
    outstanding at the end of each month.
(2) Less than $0.01 per share.
(3) Assumes dividend reinvestment.
(4) Excludes merger activity.

PROPOSAL 2

V.A. Relative Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks.

In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may also invest in bonds and money market securities. In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Paul J. Berlinguet
----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 2001
U.S. equity investment manager at Baring
 America Asset Management (1989-2001)
Began business career in 1986

Roger C. Hamilton
----------------------------------------
Vice president of adviser
Joined fund team in 1999
Joined adviser in 1994
Began business career in 1980

Robert J. Uek, CFA
----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 1997
Corporate finance manager at
 Ernst & Young (1994-1997)
Began business career in 1990

Thomas P. Norton, CFA
----------------------------------------
Vice president of adviser
Joined adviser in 2002
Investment Manager, Baring Asset
 Management (1997-2002)
Began business career in 1986

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see the applicable variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                  1998          1999          2000          2001           2002
                 21.39%        56.65%        -4.80%        -2.81%        -41.93%

Best quarter: Q4 `99, 43.25% Worst quarter: Q3 `01, -29.30%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                              Fund        Index
1 year                                                      -41.93%      -22.10%
Life of fund -- began 1-6-98                                  0.43%       -0.51%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, value stocks could under-perform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                     12-31-98(1)    12-31-99       12-31-00       12-31-01     12-31-02
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00         $12.03         $18.03         $10.64        $9.72
Net investment income(2)                                             0.11           0.10           0.02           0.02         0.04
Net realized and unrealized gain (loss) on investments               2.02           6.65          (0.80)         (0.32)       (4.11)
Total from investment operations                                     2.13           6.75          (0.78)         (0.30)       (4.07)
Less distributions:
  From net investment income                                        (0.10)         (0.10)         (0.02)         (0.02)       (0.04)
  From net realized gain                                               --          (0.65)         (6.59)         (0.60)       (0.02)
  Total distributions                                               (0.10)         (0.75)         (6.61)         (0.62)       (0.06)
Net asset value, end of period                                     $12.03         $18.03         $10.64          $9.72        $5.59
Total investment return(3) (%)                                      21.39(4,5)     56.65          (4.80)         (2.81)      (41.93)
Ratios and supplemental data
Net assets, end of period (in millions)                               $17            $39            $39            $64          $31
Ratio of expenses to average net assets (%)                          0.85(6)        0.77           0.79           0.74         0.73
Ratio of adjusted expenses to average net assets(7) (%)              1.03(6)          --             --             --           --
Ratio of net investment income (loss) to average net assets(%)       1.17(6)        0.66           0.13           0.23         0.53
Portfolio turnover rate (%)                                           242            166            164             59          136

(1)   Began operations on 1-6-98.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4)   Not annualized.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, return for the period ended December 31, 1998 would have been 21.21%.

Growth & Income Fund


GOAL AND STRATEGY

This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs a multi-style and multi-manager approach with two sub-advisers, each of which employs its own investment approach and independently manages its portion or portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. The allocation across styles as of year-end 2002 is approximately: growth portion 18%, value portion 19% and blend portion 63%. All investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. Moreover, the allocation between the value and blend portions will be managed so that the value portion will be approximately equal to the growth portion over time. All of these allocation methodologies may change in the future.

Independence Investment LLC ("Independence") manages two portions of the Fund--the value style portion and the blend style portion. Independence selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.


Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests its portion of the Fund in 75 to 160 stocks, with at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2002, those companies had market capitalizations greater than $1.1 billion.


Putnam Investment Management, LLC ("Putnam") manages the growth style portion of the Fund. Putnam selects stocks using a combination of:

.. a systematic screening approach to rank stocks based on: fundamental catalyst
  (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and

.. proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.

Putnam seeks broad diversification by security and sector and uses risk management tools and qualitative judgment to determine sector and stock-specific weightings. Putnam normally invests in 65 to 120 stocks, with at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2002, those companies had market capitalizations greater than $1.1 billion.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
                               (less than)/TC
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $18.9 billion in assets at end of 2002

FUND MANAGERS

Management by investment team overseen by:

Paul F. McManus
---------------------
Senior Vice President of subadviser
Joined subadviser in 1982

Thomas D. Spicer
---------------------
Senior Vice President of subadviser
Joined subadviser in 1991

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $250.9 Billion in assets at the end of 2002

FUND MANAGERS

Team Managed By:
4 Portfolio Managers
Average 8 years with Putnam
Average 17 years industry experience

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]



 1993    1994     1995    1996    1997    1998    1999    2000      2001    2002
------  -------  ------  ------  ------  ------  ------ --------  -------  -------
13.33%  -0.56%   34.21%  20.10%  29.79%  30.25%  16.23% -13.10%   -15.44%  -22.18%



Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 17.16%, third quarter 2002


Average annual total return -- for periods
ending 12/31/2002*
                                               Fund   Index 1 Index 2 Index 3**
1 year                                        -22.18% -22.10% -21.65%  -22.29%
5 years                                        -2.85%  -0.59%  -0.58%   -0.63%
10 years                                        7.39%   9.34%   9.18%    9.31%

Index 1: S&P 500 Index
Index 2: Russell 1000 Index (effective May, 2002)
Index 3: S&P 500 Index (from inception through April, 2002) and Russell 1000
      Index (after April, 2002)

*  Began operations on March 29, 1986.
** John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

FINANCIAL HIGHLIGHTS

(Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.



Period ended December 31:                                          1998        1999         2000          2001          2002
Net asset value, beginning of period                            $    16.61  $    19.49  $    20.01   $    14.18     $    11.93
Income from investment operations:
  Net investment income (loss)                                        0.23        0.20        0.17         0.06           0.08
  Net realized and unrealized gain (loss) on investments*             4.75        2.88       (2.77)       (2.25)         (2.71)
  Total from investment operations                                    4.98        3.08       (2.60)       (2.19)         (2.63)
Less distributions:
  Distributions from net investment income and capital paid in       (0.23)      (0.20)      (0.17)       (0.06)         (0.08)
  Distributions from net realized gain on investments sold           (1.87)      (2.36)      (2.69)          --             --
  Distributions in excess of income & gains                             --          --       (0.14)          --             --
  Total distributions                                                (2.10)      (2.56)      (3.23)       (0.06)         (0.08)
Net asset value, end of period                                  $    19.49  $    20.01  $    14.18   $    11.93     $     9.22
Total investment return                                              30.25%      16.23%     (13.10)%     (15.44)%       (22.18)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                     $3,670,785  $4,218,841  $3,324,988   $2,476,319     $1,762,203
Ratio of expenses to average net assets (%)                           0.27%       0.28%       0.40%        0.72%          0.75%
Ratio of net investment income (loss) to average net assets (%)       1.24%       0.98%       0.84%        0.49%          0.73%
Turnover rate (%)                                                    48.45%      70.16%     112.94%      104.47%(1)      73.60%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
(1) Excludes merger activity.

PROPOSAL 3

V.A. Sovereign Investors Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the fund normally invests at least 80% of its stock investments in a diver-sified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On December 31, 2002, that range was $279 million to $280 billion.

At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder III
-----------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
-----------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986

Peter M. Schofield, CFA
-----------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Began business career in 1984

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see the applicable variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
          1997         1998        1999         2000         2001          2002
         28.43%       16.87%       3.84%       -0.33%       -5.56%       -21.29%


Best quarter: Q4 `98, 15.75%  Worst quarter: Q3 `02, -15.48%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                             Fund         Index
1 year                                                     -21.29%       -22.10%
5 year                                                      -2.10%        -0.59%
Life of fund -- began 8-29-96                                3.59%         6.26%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                     12-31-98      12-31-99      12-31-00      12-31-01      12-31-02
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $13.59        $15.61        $15.96        $15.69        $14.57
Net investment income(1)                                             0.27          0.24          0.21          0.24          0.15
Net realized and unrealized gain (loss) on investments               2.00          0.35         (0.27)        (1.12)        (3.24)
Total from investment operations                                     2.27          0.59         (0.06)        (0.88)        (3.09)
Less distributions:
  From net investment income                                        (0.25)        (0.24)        (0.21)        (0.24)        (0.15)
  From net realized gain                                               --            --            --            --            --
  Tax return of capital                                                --            --(2)         --            --            --
  Total distributions                                               (0.25)        (0.24)        (0.21)        (0.24)        (0.15)
Net asset value, end of period                                     $15.61        $15.96        $15.69        $14.57        $11.33
Total investment return(3) (%)                                      16.88          3.84         (0.33)        (5.56)       (21.29)
Ratios and supplemental data
Net assets, end of period (in millions)                               $34           $50           $55           $64           $40
Ratio of expenses to average net assets (%)                          0.74          0.70          0.72          0.70          0.71
Ratio of adjusted expenses to average net assets (%)                   --            --            --            --            --
Ratio of net investment income (loss) to average net assets (%)      1.88          1.57          1.37          1.63          1.14
Portfolio turnover rate (%)                                            19            26            46            77            41

(1)   Based on the average of the shares outstanding at the end of each month.
(2)   Less than $0.01 per share.
(3)   Assumes dividend reinvestment.

Growth & Income Fund


GOAL AND STRATEGY

This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs a multi-style and multi-manager approach with two sub-advisers, each of which employs its own investment approach and independently manages its portion or portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. The allocation across styles as of year-end 2002 is approximately: growth portion 18%, value portion 19% and blend portion 63%. All investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. Moreover, the allocation between the value and blend portions will be managed so that the value portion will be approximately equal to the growth portion over time. All of these allocation methodologies may change in the future.

Independence Investment LLC ("Independence") manages two portions of the Fund--the value style portion and the blend style portion. Independence selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests its portion of the Fund in 75 to 160 stocks, with at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2002, those companies had market capitalizations greater than $1.1 billion.

Putnam Investment Management, LLC ("Putnam") manages the growth style portion of the Fund. Putnam selects stocks using a combination of:

.. a systematic screening approach to rank stocks based on: fundamental catalyst
  (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and

.. proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.

Putnam seeks broad diversification by security and sector and uses risk management tools and qualitative judgment to determine sector and stock-specific weightings. Putnam normally invests in 65 to 120 stocks, with at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2002, those companies had market capitalizations greater than $1.1 billion.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
                               (less than)/TC
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $18.9 billion in assets at end of 2002

FUND MANAGERS

Management by investment team overseen by:

Paul F. McManus
---------------------
Senior Vice President of subadviser
Joined subadviser in 1982

Thomas D. Spicer
---------------------
Senior Vice President of subadviser
Joined subadviser in 1991

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $250.9 Billion in assets at the end of 2002

FUND MANAGERS

Team Managed By:
4 Portfolio Managers
Average 8 years with Putnam
Average 17 years industry experience

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]



 1993    1994     1995    1996    1997    1998    1999    2000      2001    2002
------  -------  ------  ------  ------  ------  ------ --------  -------  -------
13.33%  -0.56%   34.21%  20.10%  29.79%  30.25%  16.23% -13.10%   -15.44%  -22.18%



Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 17.16%, third quarter 2002


Average annual total return -- for periods
ending 12/31/2002*
                                               Fund   Index 1 Index 2 Index 3**
1 year                                        -22.18% -22.10% -21.65%  -22.29%
5 years                                        -2.85%  -0.59%  -0.58%   -0.63%
10 years                                        7.39%   9.34%   9.18%    9.31%

Index 1: S&P 500 Index
Index 2: Russell 1000 Index (effective May, 2002)
Index 3: S&P 500 Index (from inception through April, 2002) and Russell 1000
      Index (after April, 2002)

*  Began operations on March 29, 1986.
** John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

FINANCIAL HIGHLIGHTS

(Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.



Period ended December 31:                                          1998        1999         2000          2001          2002
Net asset value, beginning of period                            $    16.61  $    19.49  $    20.01   $    14.18     $    11.93
Income from investment operations:
  Net investment income (loss)                                        0.23        0.20        0.17         0.06           0.08
  Net realized and unrealized gain (loss) on investments*             4.75        2.88       (2.77)       (2.25)         (2.71)
  Total from investment operations                                    4.98        3.08       (2.60)       (2.19)         (2.63)
Less distributions:
  Distributions from net investment income and capital paid in       (0.23)      (0.20)      (0.17)       (0.06)         (0.08)
  Distributions from net realized gain on investments sold           (1.87)      (2.36)      (2.69)          --             --
  Distributions in excess of income & gains                             --          --       (0.14)          --             --
  Total distributions                                                (2.10)      (2.56)      (3.23)       (0.06)         (0.08)
Net asset value, end of period                                  $    19.49  $    20.01  $    14.18   $    11.93     $     9.22
Total investment return                                              30.25%      16.23%     (13.10)%     (15.44)%       (22.18)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                     $3,670,785  $4,218,841  $3,324,988   $2,476,319     $1,762,203
Ratio of expenses to average net assets (%)                           0.27%       0.28%       0.40%        0.72%          0.75%
Ratio of net investment income (loss) to average net assets (%)       1.24%       0.98%       0.84%        0.49%          0.73%
Turnover rate (%)                                                    48.45%      70.16%     112.94%      104.47%(1)      73.60%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
(1) Excludes merger activity.

PROPOSAL 4

V.A. Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
--------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Daniel S. Janis III
--------------------------------
Vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
 BankBoston (1997-1998)
Began business career in 1984

Indexes:

In the future, the adviser will compare the fund's perform- ance to the Merrill Lynch High Yield Master II Index, Merrill Lynch Government Master Index and Salomon Smith Barney World Government Bond Index, since they more closely represent the fund's investment strategy.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see the applicable variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
               1997        1998        1999        2000        2001        2002
              11.77%       4.92%       4.82%       1.40%       4.58%       7.87%

Best quarter: Q2 `97, 6.28% Worst quarter: Q3 `98, -2.79%

-------------------------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-02
-------------------------------------------------------------------------------------------------
                                        Fund       Index 1      Index 2      Index 3     Index 4
1 year                                  7.87%       11.04%       -1.89%       11.30%       19.50%
5 year                                  4.69%        7.62%        0.52%        7.73%        5.82%
Life of fund -- began 8-29-96           6.56%        8.34%        3.36%        8.37%*       5.04%

Index 1: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Index 2: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Index 3: Merrill Lynch Government Master Index, an unmanaged index of fixed rate U.S. Treasury and agency securities.

Index 4: Salomon Smith Barney World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

*As of August 31, 1996.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period Ended:                                                    12-31-98      12-31-99      12-31-00      12-31-01(1)   12-31-02(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.47        $10.10         $9.77         $8.97         $8.64
Net investment income(2)                                             0.85          0.80          0.83          0.65          0.53
Net realized and unrealized gain (loss) on investments              (0.35)        (0.33)        (0.71)        (0.26)         0.11
Total from investment operations                                     0.50          0.47          0.12          0.39          0.64
Less distributions:
  From net investment income                                        (0.85)        (0.80)        (0.83)        (0.72)        (0.61)
  From net realized gain                                            (0.02)           --         (0.09)           --            --
  Total distributions                                               (0.87)        (0.80)        (0.92)        (0.72)        (0.61)
Net asset value, end of period                                     $10.10         $9.77         $8.97         $8.64         $8.67
Total investment return(3) (%)                                       4.92(4)       4.82(4)       1.40          4.58          7.87
Ratios and supplemental data
Net assets, end of period (in millions)                               $15           $22           $34           $69           $73
Ratio of expenses to average net assets (%)                          0.85          0.85          0.76          0.71          0.80
Ratio of adjusted expenses to average net assets(5) (%)              0.93          0.87            --            --            --
Ratio of net investment income (loss) to average net
assets (%)                                                           8.19          8.06          8.91          7.16          6.28
Portfolio turnover rate (%)                                            92            53(6)         53           101(6)         73


(1) As required, effective 1-1-01, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended 12-31-01 was to decrease net investment income per share by $0.07, decrease net realized and unrealized losses per share by $0.07, and, had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 8.00%. The effect of this change for the year ended December 31, 2002 was to decrease net investment income per share by $0.07, increase net realized and unrealized gain/losses per share by $0.07 and had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 7.08%. Per share ratios and supplemental data for periods prior to 1-1-01 have not been restated to reflect this change in presentation.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)   Excludes merger activity.


================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or years ended December 31, 1998 and 1999 would have been 4.84% and 4.80%, respectively.

Active Bond Fund


GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund normally invests at least 80% of its assets in a diversified mix of debt securities including but not limited to:

.. U.S. Treasury and agency securities;

..asset-backed and mortgage-backed securities, including commercial mortgage-backed securities;

.. corporate bonds, both U.S. and foreign (if dollar-denominated); and

.. foreign government and agency securities (if dollar-denominated).

The manager normally invests:

.. mostly in investment grade debt securities; and

.. no more than 25% of the Fund's assets in high yield bonds.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many different issuers. The Fund normally has an average credit rating of "A" or higher.

The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average maturity and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------


SUBADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1995
Managed approximately $26 billion in assets at the end of 2002

FUND MANAGERS

Howard C. Greene, CFA
---------------------
Senior Vice President of Subadviser
Joined Subadviser in 2002
Vice President at Sun Life Financial Services Company of Canada (1987-2002)

Barry H. Evans, CFA
---------------------
Senior Vice President of Subadviser
Joined Subadviser in 1986

Benjamin A. Matthews, CFA
---------------------
Vice President of subadviser
Joined subadviser in 1995


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]

 1993     1994    1995   1996    1997    1998    1999    2000     2001   2002
------  -------  -----  -----  -------  ------  ------  -------  ------  ------
10.80%  -2.57%   19.55%  4.10%  10.11%   8.23%  -0.94%  10.45%   7.48%   7.25%



Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/2002*
                       Fund                 Index
1 year                 7.25%                10.27%
5 years                6.42%                 7.54%
10 years               7.28%                 7.51%

Index: Lehman Brothers Aggregate Bond Index

*  Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the Fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.



Period ended December 31:                                         1998       1999      2000        2001       2002
Net asset value, beginning of period                            $   9.95  $   9.92   $   9.12  $   9.44     $   9.55
Income from investment operations:
  Net investment income (loss)                                      0.69      0.67       0.64      0.58         0.50
  Net realized and unrealized gain (loss) on investments*           0.11     (0.76)      0.28      0.11         0.18
  Total from investment operations                                  0.80     (0.09)      0.92      0.69         0.68
Less distributions:
  Distributions from net investment income and capital paid in     (0.69)    (0.71)     (0.60)    (0.58)       (0.53)
  Distributions from net realized gain on investments sold         (0.14)       --         --        --           --
  Distributions in excess of income & gains                           --        --         --        --           --
Total distributions                                                (0.83)    (0.71)     (0.60)    (0.58)       (0.53)
Net asset value, end of period                                  $   9.92  $   9.12   $   9.44  $   9.55     $   9.70
Total investment return                                             8.23%    (0.94)%    10.45%     7.48%        7.25%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                     $907,121  $850,286   $842,299  $947,514     $987,454
Ratio of expenses to average net assets (%)**                       0.29%     0.28%      0.41%     0.67%        0.69%
Ratio of net investment income (loss) to average net assets (%)     6.84%     6.97%      6.98%     5.97%        5.24%
Turnover rate (%)                                                 228.74%   182.90%    224.24%   206.80%(1)   290.73%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursements. Had such reimbursement not been made the expense ratio would have been .44% for the year ended December 31, 2001.
(1) Excludes merger activity.

PROPOSAL 5

V.A. Technology Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in U.S. and foreign companies that rely extensively on technology in their product development or operations. These companies are in fields such as: computer software, hardware and Internet services; telecommunications; electronics; and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers invest in companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management.

The fund focuses on companies that are undergoing a business change that appears to signal accelerated growth or higher earnings. The fund may invest up to 10% of net assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.)

It may also invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUBADVISER

American Fund Advisors, Inc.
--------------------------------------
Responsible for day-to-day
  investments
Founded in 1978
Supervised by the adviser

PORTFOLIO MANAGERS

Barry J. Gordon
--------------------------------------
President of subadviser
Joined fund team in 2000
Began business career in 1971

Marc H. Klee, CFA
--------------------------------------
Executive vice president of subadviser
Joined fund team in 2000
Began business career in 1977

Alan J. Loewenstein, CFA
--------------------------------------
Senior vice president of subadviser
Joined fund team in 2000
Began business career in 1979

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see the applicable variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                             2001          2002
                                                           -44.06%       -46.83%

Best quarter: Q4 '01, 38.05% Worst quarter: Q3 '01, -43.64%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-02
--------------------------------------------------------------------------------
                                            Fund        Index 1        Index 2
1 year                                    -46.83%        -22.10%        -40.99%
Life of fund - began 5-1-2000             -43.45%        -16.30%        -40.68%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Russell 3000 Technology Index, an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Technology companies face special risks, and could be hurt by factors such as market saturation, price competition, obsolescence and competing technologies. Many technology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.

Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underper-form funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-------------------------------------------------------------------------------------------------------
Period ended:                                                    12-31-00(1)    12-31-01       12-31-02
-------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00          $7.33          $4.10
Net investment income (loss)(2)                                      0.03          (0.02)         (0.02)
Net realized and unrealized loss on investments                     (2.69)         (3.21)         (1.90)
Total from investment operations                                    (2.66)         (3.23)         (1.92)
Less distributions:
  From net investment income                                        (0.01)            --(3)          --
Net asset value, end of period                                      $7.33          $4.10          $2.18
Total return(4) (%)                                                (26.56)(5,6)   (44.06)(6)     (46.83)
Ratios and supplemental data
Net assets, end of period (in millions)                               $14            $22            $12
Ratio of expenses to average net assets (%)                          1.05(7)        1.05           1.04
Ratio of adjusted expenses to average net assets(8) (%)              1.99(7)        1.08             --
Ratio of net investment income (loss) to average net assets (%)      0.62(7)       (0.45)         (0.70)
Portfolio turnover rate (%)                                            75             29             47

(1)   Began operations on 5-1-00
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than 0.01 per share.
(4)   Assumes dividend reinvestment.
(5)   Not annualized.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or year ended December 31, 2000 and 2001 would have been (27.19%) and (44.09%), respectively.

Large Cap Growth Fund


GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The manager seeks to maintain risk and sector characteristics similar to the Russell 1000(R) Growth Index.

The Fund is "non-diversified" which means it can take larger positions in individual issuers. The Fund normally invests in 75 to 160 stocks, and at least 80% of its assets in large cap companies. For the purpose of this Fund, "large cap companies" are those with market capitalizations that are within the range of capitalization of companies represented in the Russell 1000(R) Growth Index. Moreover, the Fund normally invests at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 300 largest companies in the Russell 3000(R) Index. At year-end 2002, those companies had market capitalizations greater than $5.7 billion. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings
(IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109


Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $18.9 billion in assets at the end of 2002


FUND MANAGERS

Management by investment team overseen by:

Mark C. Lapman
---------------------
President and CEO of subadviser
Joined subadviser in 1982

John C. Forelli
---------------------
Senior Vice President of subadviser
Joined subadviser in 1990

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]




 1993    1994     1995    1996    1997    1998    1999     2000      2001     2002
------  -------  ------  ------  ------  ------  ------  --------  --------  -------
13.80%  -0.98%   31.64%  18.27%  30.89%  39.51%  24.07%  -17.89%   -17.54%   -27.82%


Best quarter: up 27.79%, fourth quarter 1998 Worst quarter: down 31.25%, first quarter 2002


Average annual total returns -- for periods ending 12/31/2002*
                       Fund                 Index
1 year                -27.82%              -27.89%
5 years                -3.29%               -3.84%
10 years                6.87%                6.71%

Index: Russell 1000(R) Growth Index

*  Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.



Period ended December 31:                                          1998        1999         2000        2001       2002
Net asset value, beginning of period                            $    20.82  $    26.19  $    27.33   $  18.89   $  15.54
Income from investment operations:
  Net investment income (loss)                                        0.14        0.09        0.03       0.04       0.04
  Net realized and unrealized gain (loss) on investments*             8.05        6.03       (4.89)     (3.36)     (4.36)
  Total from investment operations                                    8.19        6.12       (4.86)     (3.32)     (4.32)
Less distributions:
  Distributions from net investment income and capital paid in       (0.14)      (0.09)      (0.04)     (0.03)     (0.04)
  Distributions from net realized gain on investments sold           (2.68)      (4.89)      (2.69)        --         --
  Distributions in excess of income & gains                             --          --       (0.07)        --         --
  Total distributions                                                (2.82)      (4.98)      (3.58)     (0.03)     (0.04)
Net asset value, end of period                                  $    26.19  $    27.33  $    18.89   $  15.54   $  11.18
Total investment return                                              39.51%      24.07%     (17.89)%   (17.54)%   (27.82)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                     $1,126,764  $1,382,473  $1,146,787   $770,915   $496,628
Ratio of expenses to average net assets (%)                           0.41%       0.39%       0.46%      0.41%      0.55%
Ratio of net investment income (loss) to average net assets (%)       0.59%       0.33%       0.10%      0.23%      0.33%
Turnover rate (%)                                                    56.41%      37.42%      89.30%     63.96%     95.04%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.

                       This page left intentionally blank

                                   Appendix B

                  Management's discussion of fund performance:

                               December 31, 2002

PROPOSAL 1

BY JAMES K. SCHMIDT, CFA, AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock V.A. Financial Industries Fund

--------------------------------------------------------------------------------
MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                          [PHOTO OF JIM SCHMIDT]
                                                          [PHOTO OF TOM GOGGINS]
                                                           Jim Schmidt
                                                           Tom Goggins

The stock market declined broadly during 2002. A combination of negative factors worked on investors, from accounting and other corporate scandals to growing fears of terrorism and war. Perhaps most important, the economy's rebound from recession stalled and corporate profits remained weak. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned -22.09% for the year ended December 31, 2002.

Financial stocks continued to outperform the broad market, due largely to the strong performance of small and midsize bank stocks. They were bolstered by falling interest rates, solid earnings growth and little exposure to the problem areas that hurt the larger banks -- syndicated loans, capital markets activity and involvement with struggling Latin American countries. On the other hand, financial companies with exposure to the difficult stock market were hammered, from insurance companies to brokerage firms and money-center and trust banks. In the summer, several headline earnings misses, along with congressional testimony by Citigroup and J.P. Morgan Chase regarding their Enron connections, also soured investors on the sector despite good earnings news overall.

FUND PERFORMANCE REVIEW

For the year ended December 31, 2002, John Hancock V.A. Financial Industries Fund posted a total return of -19.46% at net asset value, compared with the -10.87% return for the average open-end financial services fund and the -30.90% return of the average variable annuity specialty/miscellaneous fund, according to Lipper, Inc.

Although the Fund outperformed the broad market, it lagged the Lipper group of financial services funds because it had more of an emphasis on large-cap and growth-oriented financial companies during a time when small and value-oriented stocks did better. Several of these large companies were penalized by a heightened skepticism, in the face of several accounting scandals, surrounding any large company with complex financial statements. These included insurance giant American International Group (AIG), government-sponsored mortgage lenders Fannie Mae and Freddie Mac and money-center bank Citigroup. It and J.P. Morgan Chase were also hurt by regulatory scrutiny.

LARGE BANK STAKE HELPS

Our 49% stake in banks served us well during the year, as investors sought safety in companies with solid balance sheets and steady growth. Traditional retail banks, which tend to struggle in a weak economy, were shining lights. Asset quality was relatively good and there was a surprising growth in core deposits, as retail customers became increasingly wary of the market and more comfortable choosing the low-returning, but safe, bank savings products. As a result these banks posted double-digit earnings growth and outperformed larger banks by avoiding the non-banking pitfalls, many of them market related. They were also our biggest contributors to performance, including Wells Fargo, Bank of America, BB&T and Wachovia.


Top five stock holdings
--------------------------------------------------------------------------------
7.4%
Fifth Third Bancorp
--------------------------------------------------------------------------------
7.3%
Wells Fargo
--------------------------------------------------------------------------------
7.0%
Bank of America
--------------------------------------------------------------------------------
5.7%
Fannie Mae
--------------------------------------------------------------------------------
5.3%
Citigroup
--------------------------------------------------------------------------------
As a percentage of net assets on 12-31-02

INSURANCE FOCUS ON P&C'S

Throughout the year we kept the Fund's insurance exposure focused on property and casualty companies, and insurance brokers such as Marsh & McLennan and Willis Group Holdings, to take advantage of the strong pricing cycle currently playing out. However, we became increasingly selective, avoiding companies with "legacy issues" such as asbestos claims, and focusing on companies with pristine balance sheets and solid credit ratings.

CONSUMER LENDERS, BROKERS

The Fund's biggest detractor, which we sold, was subprime lender Household International, which came under scrutiny from regulators concerned about practices that might take advantage of less creditworthy consumers. On the other hand, consumer finance companies such as American Express that deal mainly with higher credit quality borrowers benefited from consumers' continued spending in a low interest-rate and relatively low unemployment environment.

Brokers and investment bankers were a disappointment for the most part, since the stagnant economy and fallout from Enron and WorldCom prevented the upsurge in the issuance of secondary equities that we had expected so corporations could reliquify their balance sheets. The Fund's holdings in Goldman Sachs and Merrill Lynch held us back.

A LOOK AHEAD

We continue to be optimistic about the prospects for financial stocks, although we think that we may be at an inflection point with respect to which sectors will be the best performers. The wind has been at the backs of many of the smaller banks as deposits have flowed in and interest margins have widened. The upcoming year could prove more rewarding for companies that can benefit from an improving economy. This includes not only stock market-related companies such as securities brokers and asset managers, but also commercial banks that have experienced credit problems or derive substantial revenue from capital market activities.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------
For the period ended 12-31-02

--------------------------------------------------------------------------------
Cumulative total returns
--------------------------------------------------------------------------------
One year                                                                -19.46%
Five years                                                               -7.16%
Since inception (4-30-97)                                                25.38%
--------------------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------------------
One year                                                                -19.46%
Five years                                                               -1.48%
Since inception (4-30-97)                                                 4.07%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

--------------------------------------------------------------------------------
GROWTH OF $10,000
--------------------------------------------------------------------------------

John Hancock V.A. Financial Industries Fund
4-30-97--12-31-02

John Hancock V.A. Financial Industries Fund - $12,538
Standard & Poor's 500 Index - $11,904
Standard & Poor's Financial Index - $14,985

                                 [CHART OMITTED]

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Financial Industries Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in two indexes:

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance

Standard & Poor's Financial Index, a capitalization-weighted index designed to measure the financial sector of the S&P 500

It is not possible to invest in an index.

Financial Industries Fund

Because Financial Industries Fund has not yet commenced operations, no management discussion of fund performance is available for the year ended December 31, 2002.

PROPOSAL 2

BY PAUL J. BERLINGUET, ROBERT J. UEK, CFA, THOMAS P. NORTON, CFA AND ROGER C. HAMILTON, PORTFOLIO MANAGERS

John Hancock V.A. Relative Value Fund

--------------------------------------------------------------------------------
MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                      [PHOTO OF PAUL BERLINGUET]
                                                      [PHOTO OF ROBERT UEK]
                                                      [PHOTO OF THOMAS NORTON]
                                                      [PHOTO OF ROGER HAMILTON]
                                                       Paul Berlinguet
                                                       Robert Uek
                                                       Thomas Norton
                                                       Roger Hamilton

Concerns about the strength of the economic recovery, weak corporate spending, faltering consumer confidence, accounting fraud and the possibility of war with Iraq caused stock market prices to tumble again in 2002. The market was especially volatile during the second half of the year as investors searched for stocks with cheap valuations. Some of the most beaten-down names, especially in the technology sector, rallied in the fall, but later retreated as investors took profits. Despite encouraging reports of marginal improvements in demand and capital spending near year-end, the Standard & Poor's 500 Index returned a disappointing -22.09% for 2002. Large-cap stocks were among the hardest hit due to the complex, diversified and global nature of their businesses.

PERFORMANCE AND STRATEGY REVIEW

John Hancock V.A. Relative Value Fund went through a major restructuring late last spring. We eliminated less established companies and focused exclusively on businesses with proven management teams and strong balance sheets whose shares were selling at attractive prices. We also increased the Fund's diversification and introduced a more rigorous sell discipline in an effort to better control risk and volatility. Performance improved in the second half of the year, but not enough to offset the losses incurred early on in the technology, finance, pharmaceuticals, media and industrials sectors. For the year ended December 31, 2002, the Fund returned -41.93% at net asset value, lagging the average variable annuity multi-cap core fund, which returned -22.48% for the same period, according to Lipper, Inc.

TECH AND TELECOM SHIFT

Early in 2002, the Fund had sizable concentrations in the economically sensitive tech and telecom sectors, which sank as the recovery got off to a slow start. We cut the Fund's losses by substantially paring our stakes in these sectors late last spring. Our sales included Parametric Technology, a software developer; Agere Systems, a telecommunications equipment company; and Nextel Communications, a wireless provider. All were among the Fund's weakest performers. We began focusing on companies like Microsoft, which has a steady earnings stream, strong balance sheet and promising new .NET strategy that helps integrate applications on the Internet. It was one of our largest investments and strongest performers. Late in the year, we also began adding other well-known technology names, including Intel and Nokia, as well as established telecom service providers like Verizon Communications.

ADDED DIVERSIFICATION

We sold most of the Fund's stake in large pharmaceutical companies during the first half of the year, as concerns about patent expirations, the lack of promising new drugs and manufacturing problems hammered stock prices. Disappointments included Bristol-Myers Squibb, Schering-Plough and Merck. During the second half of the year, we added health insurers, such as Cigna and UnitedHealth Group, as well as medical equipment companies, such as Medtronic and Johnson & Johnson. Both Medtronic and Johnson & Johnson contributed positively to performance. Despite disappointing performance, we also kept a sizable stake in

Top five holdings
--------------------------------------------------------------------------------
4.7%
Microsoft
--------------------------------------------------------------------------------
3.7%
General Electric
--------------------------------------------------------------------------------
3.4%
American International Group
--------------------------------------------------------------------------------
3.1%
ExxonMobil
--------------------------------------------------------------------------------
3.1%
Kraft Foods
--------------------------------------------------------------------------------
As a percentage of net assets on 12-31-02

Pfizer, a well-run drug company with a strong pipeline of new drugs that should benefit from merging with Pharmacia.

In the finance area, we exited from economically sensitive brokerage stocks, including J.P. Morgan Chase, Morgan Stanley Dean Witter and Charles Schwab. We also trimmed our large stake in Citigroup, a leading global financial services company whose near-term prospects weakened. Our focus shifted to diversified banks like Bank of America, Wells Fargo and Fifth Third Bancorp which tend to benefit in tough times as consumers flock to the safety of deposit accounts. We added as well to proven companies such as American International Group, a leading global insurer that came under pressure as investors shunned companies with complex business structures.

CHANGES TO CONSUMER FOCUS

Consumer staples stocks provided a safe haven for many investors. As prices rose, we sold CVS, a drug-store retail chain, and Gillette, a consumer care products company. We used the proceeds to buy Kraft Foods, a well-run company with steady market share gains that was recently spun-off from Philip Morris, and Coca-Cola, a brand name company in the midst of a promising restructuring. We significantly reduced our commitment to the consumer discretionary sector, selling Pegasus Communications, a highly leveraged satellite television company; Liberty Media, a complex media holding company; and McDonald's, a maturing company grappling with slower growth. We held on, however, to a large stake in Viacom, a well-run business with a great collection of media assets that has held up well.

IMPROVED OUTLOOK

We are cautiously optimistic that the U.S. economy will continue to show steady improvement, barring a prolonged war with Iraq or another terrorist attack. Most U.S. companies are well positioned for a recovery with little inventory backlog and improved productivity. Our strategy will be to run a diversified portfolio, buying good companies when their stock prices go on sale and then selling them when they approach full valuation. About 80% of the companies in the S&P 500 have strong balance sheets, and most valuations appear reasonable. We believe large-cap stocks are particularly attractively priced and offer strong long-term prospects as many of the regulatory, disclosure, and corporate governance issues that have plagued them this past year disappear.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------
For the period ended 12-31-02

--------------------------------------------------------------------------------
Cumulative total returns
--------------------------------------------------------------------------------
One year                                                                -41.93%
Since inception (1-6-98)                                                  2.17%
--------------------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------------------
One year                                                                -41.93%
Since inception (1-6-98)                                                  0.43%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

--------------------------------------------------------------------------------
GROWTH OF $10,000
--------------------------------------------------------------------------------

John Hancock V.A. Relative Value Fund
1-6-98--12-31-02

John Hancock V.A. Relative Value Fund - $10,217
Standard & Poor's 500 Index - $9,713

                                 [CHART OMITTED]

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Relative Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

                                                     Inception: March 29, 1986

  GROWTH & INCOME FUND
  INDEPENDENCE INVESTMENT LLC
                                                           P. McManus/T. Spicer
  PUTNAM INVESTMENTS
                                                                Management Team


Growth & Income Fund
.. The Fund employs a multi-style and multi-manager approach with two sub-advisers independently managing portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. As of year-end, Independence managed approximately 82% (blend sleeve at 63% and value sleeve at 19%) and Putnam managed approximately 18% (growth sleeve).
.. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
.. Independence selects stocks using a combination of fundamental equity research and quantitative portfolio construction tools. Stocks are purchased that combine cheapness and improving fundamentals with favorable valuations and earnings growth prospects.
.. Putnam selects stocks using a combination of a systematic screening approach and proprietary, fundamental equity research to identify stocks with opportunities for above average growth.


..  This Fund intends to adopt a "manager of managers" arrangement (see
   "Investment Advisory Services" in the proxy statement).


Fund Commentary
.. In 2002, the Fund returned -22.18%, slightly outperforming its customized benchmark.

Independence Investment LLC
.. Blend Sleeve: This portion of the Fund outperformed its benchmark primarily due to favorable stock selection, with sector allocation exposures also positive.
.. Despite having a neutral weight to the technology sector relative to the benchmark, the Fund's exposure to technology was the largest detractor from absolute performance. Top detractors to absolute performance included Intel, Tyco and General Electric, while top contributors were from a variety of sectors and included Halliburton, Pharmacia and Trigon Healthcare.
.. Value Sleeve: This portion of the Fund underperformed its benchmark primarily due to unfavorable stock selection, while sector allocation exposures were positive.
.. Despite having an underweight to the utility sector relative to the benchmark, the Fund's exposure to utilities was the largest detractor from absolute performance. The top detractors from absolute performance were El Paso within energy, TXU and BellSouth within utilities and Citigroup and JP Morgan Chase within financials. Top contributors to absolute returns were from a variety of sectors and included Trigon Healthcare, Bank of America and Entergy.
.. Prospectively, the strategy for these sleeves will remain consistent. The manager seeks to maintain risk and sector characteristics similar to each benchmark. The manager continues to pursue investment opportunities in stocks possessing fundamental catalysts, which differentiate them from their peers, and exhibit favorable valuation.

Putnam Investments
..  Growth Sleeve: This portion of the Fund underperformed its benchmark primarily due to unfavorable stock selection.
.. Despite having an underweight to the technology sector relative to the benchmark, the Fund's exposure to technology was the largest detractor from absolute performance. The health care sector was also an absolute performance detractor.
.. The Fund's performance benefited from the capital goods sector, particularly from Lockheed Martin within the aerospace/defense subsector. Within health-care, top contributors included Trigon Healthcare and Pharmacia. Stocks that detracted included technology stocks such as Microsoft and Intel, while pharmaceutical companies such as Pfizer and Wyeth also significantly detracted.

                                                      Inception: March 29, 1986

  GROWTH & INCOME FUND
  INDEPENDENCE INVESTMENT LLC
                                                           P. McManus/T. Spicer
  PUTNAM INVESTMENTS
                                                                Management Team




                                    [CHART]

Historical Fund Return

$10,000
Investment made 12/31/92
(10-Year Period)

            Growth & Income Fund  Growth & Income Benchmark (1)
            --------------------  ----------------------------
12/31/1992         $10,000.00             $10,000.00
01/29/1993          10,103.23              10,073.00
02/26/1993          10,244.37              10,208.99
03/31/1993          10,561.71              10,428.48
04/30/1993          10,279.98              10,172.98
05/28/1993          10,546.60              10,447.65
06/30/1993          10,650.71              10,482.13
07/30/1993          10,592.45              10,432.86
08/31/1993          11,019.61              10,830.35
09/30/1993          11,038.78              10,750.21
10/29/1993          11,227.18              10,968.44
11/30/1993          11,127.04              10,865.34
12/31/1993          11,333.01              10,998.98
01/31/1994          11,669.58              11,367.45
02/28/1994          11,329.97              11,060.52
03/31/1994          10,890.93              10,579.39
04/29/1994          11,080.19              10,716.92
05/31/1994          11,122.59              10,891.61
06/30/1994          10,921.14              10,622.59
07/29/1994          11,215.83              10,974.19
08/31/1994          11,633.23              11,420.84
09/30/1994          11,289.85              11,145.60
10/31/1994          11,469.91              11,400.84
11/30/1994          11,089.24              10,982.43
12/30/1994          11,270.02              11,142.77
01/31/1995          11,502.15              11,432.48
02/28/1995          11,956.09              11,876.06
03/31/1995          12,220.64              12,227.59
04/28/1995          12,577.07              12,583.42
05/31/1995          12,995.56              13,080.46
06/30/1995          13,291.66              13,387.85
07/31/1995          13,715.77              13,833.67
08/31/1995          13,805.22              13,871.02
09/29/1995          14,403.52              14,452.21
10/31/1995          14,309.32              14,401.63
11/30/1995          14,912.68              15,035.30
12/29/1995          15,125.94              15,313.46
01/31/1996          15,528.67              15,840.24
02/29/1996          15,729.38              15,992.30
03/29/1996          15,930.50              16,145.83
04/30/1996          16,109.96              16,383.17
05/31/1996          16,482.92              16,805.86
06/28/1996          16,573.05              16,874.76
07/31/1996          15,790.12              16,123.84
08/30/1996          16,166.38              16,465.66
09/30/1996          16,916.98              17,391.03
10/31/1996          17,330.70              17,867.55
11/29/1996          18,483.80              19,223.69
12/31/1996          18,165.84              18,846.91
01/31/1997          19,100.94              20,017.30
02/28/1997          19,205.64              20,179.44
03/31/1997          18,457.39              19,339.98
04/30/1997          19,352.14              20,494.57
05/30/1997          20,401.70              21,752.94
06/30/1997          21,206.26              22,723.12
07/31/1997          23,101.23              24,527.34
08/29/1997          21,931.01              23,163.62
09/30/1997          23,206.52              24,432.98
10/31/1997          22,333.69              23,616.92
11/28/1997          23,173.89              24,710.39
12/31/1997          23,577.31              25,135.41
01/31/1998          23,831.99              25,414.41
02/27/1998          25,777.32              27,246.79
03/31/1998          27,218.76              28,641.82
04/30/1998          27,294.06              28,931.11
05/29/1998          26,995.92              28,433.49
06/30/1998          28,141.71              29,587.89
07/31/1998          27,813.38              29,274.26
08/31/1998          23,543.44              25,041.20
09/30/1998          24,751.40              26,646.34
10/30/1998          26,957.67              28,812.69
11/30/1998          28,571.50              30,558.74
12/31/1998          30,708.63              32,318.92
01/29/1999          31,739.00              33,669.85
02/26/1999          30,753.36              32,622.72
03/31/1999          31,663.68              33,927.63
04/30/1999          32,998.00              35,240.63
05/28/1999          32,035.80              34,408.95
06/30/1999          34,244.79              36,318.65
07/30/1999          33,072.55              35,185.50
08/31/1999          32,681.32              35,009.58
09/30/1999          31,779.70              34,050.31
10/29/1999          33,638.61              36,205.70
11/30/1999          34,028.44              36,940.67
12/31/1999          35,691.40              39,116.48
01/31/2000          33,516.26              37,152.83
02/29/2000          32,674.50              36,450.64
03/31/2000          36,331.87              40,015.52
04/28/2000          35,442.83              38,811.05
05/31/2000          34,975.94              38,015.42
06/30/2000          35,535.53              38,950.60
07/31/2000          35,103.47              38,342.97
08/31/2000          37,275.50              40,724.07
09/29/2000          35,022.31              38,573.84
10/31/2000          35,107.83              38,411.83
11/30/2000          31,072.81              35,384.98
12/29/2000          25,452.42              35,558.37
01/31/2001          31,923.63              36,820.69
02/28/2001          28,574.24              33,462.64
03/30/2001          26,229.83              31,344.46
04/30/2001          28,750.54              33,779.92
05/31/2001          28,803.90              34,006.25
06/30/2001          28,138.61              33,179.89
07/31/2001          27,461.95              32,854.73
08/31/2001          25,562.27              30,798.02
09/28/2001          23,357.57              28,309.54
10/31/2001          24,102.35              28,850.26
11/30/2001          25,970.22              31,063.07
12/31/2001          26,185.04              31,336.43
01/31/2002          25,821.85              30,878.91
02/28/2002          25,220.44              30,282.95
03/31/2002          26,346.02              31,421.59
04/30/2002          25,087.94              29,517.44
05/31/2002          24,880.61              29,257.69
06/30/2002          23,203.95              27,098.47
07/31/2002          21,348.68              25,093.18
08/31/2002          21,491.12              25,223.67
09/30/2002          19,226.19              22,514.65
10/31/2002          20,632.25              24,385.61
11/30/2002          21,590.69              25,812.17
12/31/2002          20,376.50              24,351.20

Value on 12/31/02:
-----------------
$20,377  Growth & Income Fund
$24,351  Growth & Income Benchmark
MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 2 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of December 31, 2002)

                       % of
                      Assets
Microsoft Corp.        3.5%
ExxonMobil Corp.       2.9%
Pfizer, Inc.           2.8%
Citigroup, Inc.        2.6%
Johnson & Johnson      2.2%
General Electric Co.   2.1%
Bank of America Corp.  1.9%
Wal-Mart Stores, Inc.  1.8%
Intel Corp.            1.8%
Dell Computer Corp.    1.7%
 AVERAGE ANNUAL TOTAL RETURNS*

                          Growth & Income Growth & Income
                               Fund        Benchmark(1)
                          --------------- ---------------
1 Year                        -22.18%         -22.29%
3 Years                       -17.00          -14.61
5 Years                        -2.85           -0.63
10 Years                        7.39            9.31
 SECTOR/INDUSTRY ALLOCATION (as of December 31, 2002)

                          % of                          % of
                         Assets                        Assets
Financial Services       23.82% Integrated Oils        5.26%
Health Care              15.80% Producer Durables      4.03%
Technology               14.48% Other                  3.50%
Consumer Discretionary &        Materials & Processing 3.28%
Services                 12.35% Autos & Transportation 2.41%
Consumer Staples          7.17% Other Energy           1.97%
Utilities                 5.93%
(1)The Growth & Income Benchmark represents the S&P 500 Index from April 1986 to April 2002 and then the Russell 1000 from May 2002 to present.
* Total returns are for the period ended December 31, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/02. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 781 VL/VUL subaccounts and 1,479 VA subaccounts in the Morningstar Large Blend category. VL/VUL subaccounts received an overall Morningstar Rating of out 4,575 subaccounts. VA subaccounts received an overall Morningstar Rating of 3 out of 8,512 subaccounts.

PROPOSAL 3

BY JOHN F. SNYDER, III, PETER M. SCHOFIELD, CFA, AND BARRY H. EVANS, CFA, PORTFOLIO MANAGERS

John Hancock V.A. Sovereign Investors Fund

--------------------------------------------------------------------------------
MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                      [PHOTO OF JOHN SNYDER]
                                                      [PHOTO OF BARRY EVANS]
                                                      [PHOTO OF PETER SCHOFIELD]
                                                       John Snyder
                                                       Barry Evans
                                                       Peter Schofield

An anemic economic recovery, lackluster earnings and high-profile corporate scandals drove stock prices down throughout the year. There were few safe havens as the downturn hit virtually every sector of the market. With the Dow Jones Industrial Average down 15.04% and the Standard & Poor's 500 Index down 22.09%, stocks posted their third consecutive year of negative returns -- something that hasn't happened in 60 years.

PERFORMANCE REVIEW

In this difficult market environment, John Hancock V.A. Sovereign Investors Fund returned -21.29% at net asset value. By comparison, the average variable annuity equity-income fund returned -16.75%, according to Lipper, Inc.

LARGE CAPS SUFFER; CONSUMER STAPLES STRONG

The Fund's relative underperformance can be explained by its heavier emphasis on large-capitalization stocks. Many of our large-cap names were spared during the market's decline in 2001. As the end of a market downturn gets closer, however, there's often indiscriminate selling. That's what happened this year as many large-cap names fell in the last stages of the market's capitulation. What's more, in the wake of corporate scandals, many large-cap companies with complex balance sheets suffered as investors began to question their accounting practices.

Citigroup and IBM were among the large-cap holdings that disappointed us. A combination of legal problems, difficulties overseas and the weak U.S. stock market took its toll on Citigroup. We believe, however, that the company's fundamentals are very strong, especially compared with its competitors. IBM has suffered from a lack of capital spending. In our opinion, management has done a great job refocus-ing the business through strategic divestitures and acquisitions. As a result, they've been able to gain market share in an extremely challenging business environment.

On the flip side, our consumer staple stocks continued to perform strongly throughout the year. In particular, Procter & Gamble and Avon have been among the few companies that have met or exceeded their earnings projections. At P&G, new management has successfully streamlined the company's product line and in turn gained market share. The story was similar for Avon as new management grew sales -- especially in international markets -- with several successful new products.

NEW OPPORTUNITIES

In this challenging market environment, we've adhered to our long-term investment strategy. The vast majority of the Fund's holdings remain in "dividend performers" -- those companies that have raised their dividends for at least 10 consecutive years. Our dividend performers' investment philosophy keeps us squarely focused on high-quality companies with reasonable valuations, steady earnings growth, strong cash flow and market leadership.

Top five holdings
--------------------------------------------------------------------------------
5.1%
Bank of America
--------------------------------------------------------------------------------
4.3%
Johnson & Johnson
--------------------------------------------------------------------------------
3.9%
International Business Machines
--------------------------------------------------------------------------------
3.4%
ExxonMobil
--------------------------------------------------------------------------------
3.0%
Citigroup
--------------------------------------------------------------------------------
As a percentage of net assets on 12-31-02

Given the stock market's prolonged downturn, we've begun to see some compelling values that meet our strict investment standards. The decline has allowed us to add several new stocks to the portfolio that we've long admired, but haven't been able to purchase because of their high valuations. Omnicom -- one of the world's leading advertising agencies -- was hit hard as investors worried that advertising spending would dry up in a slowing economy. The decline brought Omnicom's valuation down to a level where we felt comfortable buying the stock. With a solid balance sheet and strong client base throughout the world, we believe that Omnicom will be one of the biggest beneficiaries of an increase in advertising that will undoubtedly accompany a stronger economy.

State Street Corp. is another new addition. Being one of the largest financial processors in the world, the market's downturn has taken a toll on State Street's revenues. That's because when stock market activity declines, so do processing needs. We've taken advantage of the company's recent drop to add the stock to the portfolio. Looking ahead, we believe the company will bounce back once the stock market turns around.

OUTLOOK

This year ended with a stock market rally that has left many investors wondering whether the downturn was over and stocks would finally turn around in 2003. Investors remain skeptical, however, remembering all too well the 2001 year-end rally, which quickly faded in 2002. As we look ahead, we believe that stock prices will move higher this year. After three straight years of losses, it would be unlikely for stocks to decline four years in a row. That's happened only once, from 1929-1932 during the Depression, and the situation is far different today.

Although the economic recovery will gain momentum in 2003, we don't expect to see a sharp rebound. Since low interest rates have allowed the consumer to continue spending during this recession, there's not a significant pent-up demand. In addition, excess capacity in the industrial sector will continue to limit pricing power and keep pressure on corporate earnings. As a result, it will be critical to own high-quality companies with strong balance sheets, steady earnings growth and the ability to leverage a gradual upturn in the economy.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------
For the period ended 12-31-02

--------------------------------------------------------------------------------
Cumulative total returns
--------------------------------------------------------------------------------
One year                                                                 -21.29%
Five years                                                               -10.09%
Since inception (8-29-96)                                                 25.05%
--------------------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------------------
One year                                                                 -21.29%
Five years                                                                -2.10%
Since inception (8-29-96)                                                  3.59%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

--------------------------------------------------------------------------------
GROWTH OF $10,000
--------------------------------------------------------------------------------

John Hancock V.A. Sovereign Investors Fund
8-29-96--12-31-02

John Hancock V.A. Soveriegn Investors Fund - $12,505
Standard & Poor's 500 Index - $14,821

                                 [CHART OMITTED]

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Sovereign Investors Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

                                                     Inception: March 29, 1986

  GROWTH & INCOME FUND
  INDEPENDENCE INVESTMENT LLC
                                                           P. McManus/T. Spicer
  PUTNAM INVESTMENTS
                                                                Management Team


Growth & Income Fund
.. The Fund employs a multi-style and multi-manager approach with two sub-advisers independently managing portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. As of year-end, Independence managed approximately 82% (blend sleeve at 63% and value sleeve at 19%) and Putnam managed approximately 18% (growth sleeve).
.. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
.. Independence selects stocks using a combination of fundamental equity research and quantitative portfolio construction tools. Stocks are purchased that combine cheapness and improving fundamentals with favorable valuations and earnings growth prospects.
.. Putnam selects stocks using a combination of a systematic screening approach and proprietary, fundamental equity research to identify stocks with opportunities for above average growth.


..  This Fund intends to adopt a "manager of managers" arrangement (see
   "Investment Advisory Services" in the proxy statement).


Fund Commentary
.. In 2002, the Fund returned -22.18%, slightly outperforming its customized benchmark.

Independence Investment LLC
.. Blend Sleeve: This portion of the Fund outperformed its benchmark primarily due to favorable stock selection, with sector allocation exposures also positive.
.. Despite having a neutral weight to the technology sector relative to the benchmark, the Fund's exposure to technology was the largest detractor from absolute performance. Top detractors to absolute performance included Intel, Tyco and General Electric, while top contributors were from a variety of sectors and included Halliburton, Pharmacia and Trigon Healthcare.
.. Value Sleeve: This portion of the Fund underperformed its benchmark primarily due to unfavorable stock selection, while sector allocation exposures were positive.
.. Despite having an underweight to the utility sector relative to the benchmark, the Fund's exposure to utilities was the largest detractor from absolute performance. The top detractors from absolute performance were El Paso within energy, TXU and BellSouth within utilities and Citigroup and JP Morgan Chase within financials. Top contributors to absolute returns were from a variety of sectors and included Trigon Healthcare, Bank of America and Entergy.
.. Prospectively, the strategy for these sleeves will remain consistent. The manager seeks to maintain risk and sector characteristics similar to each benchmark. The manager continues to pursue investment opportunities in stocks possessing fundamental catalysts, which differentiate them from their peers, and exhibit favorable valuation.

Putnam Investments
..  Growth Sleeve: This portion of the Fund underperformed its benchmark primarily due to unfavorable stock selection.
.. Despite having an underweight to the technology sector relative to the benchmark, the Fund's exposure to technology was the largest detractor from absolute performance. The health care sector was also an absolute performance detractor.
.. The Fund's performance benefited from the capital goods sector, particularly from Lockheed Martin within the aerospace/defense subsector. Within health-care, top contributors included Trigon Healthcare and Pharmacia. Stocks that detracted included technology stocks such as Microsoft and Intel, while pharmaceutical companies such as Pfizer and Wyeth also significantly detracted.

                                                      Inception: March 29, 1986

  GROWTH & INCOME FUND
  INDEPENDENCE INVESTMENT LLC
                                                           P. McManus/T. Spicer
  PUTNAM INVESTMENTS
                                                                Management Team




                                    [CHART]

Historical Fund Return

$10,000
Investment made 12/31/92
(10-Year Period)

            Growth & Income Fund  Growth & Income Benchmark (1)
            --------------------  ----------------------------
12/31/1992         $10,000.00             $10,000.00
01/29/1993          10,103.23              10,073.00
02/26/1993          10,244.37              10,208.99
03/31/1993          10,561.71              10,428.48
04/30/1993          10,279.98              10,172.98
05/28/1993          10,546.60              10,447.65
06/30/1993          10,650.71              10,482.13
07/30/1993          10,592.45              10,432.86
08/31/1993          11,019.61              10,830.35
09/30/1993          11,038.78              10,750.21
10/29/1993          11,227.18              10,968.44
11/30/1993          11,127.04              10,865.34
12/31/1993          11,333.01              10,998.98
01/31/1994          11,669.58              11,367.45
02/28/1994          11,329.97              11,060.52
03/31/1994          10,890.93              10,579.39
04/29/1994          11,080.19              10,716.92
05/31/1994          11,122.59              10,891.61
06/30/1994          10,921.14              10,622.59
07/29/1994          11,215.83              10,974.19
08/31/1994          11,633.23              11,420.84
09/30/1994          11,289.85              11,145.60
10/31/1994          11,469.91              11,400.84
11/30/1994          11,089.24              10,982.43
12/30/1994          11,270.02              11,142.77
01/31/1995          11,502.15              11,432.48
02/28/1995          11,956.09              11,876.06
03/31/1995          12,220.64              12,227.59
04/28/1995          12,577.07              12,583.42
05/31/1995          12,995.56              13,080.46
06/30/1995          13,291.66              13,387.85
07/31/1995          13,715.77              13,833.67
08/31/1995          13,805.22              13,871.02
09/29/1995          14,403.52              14,452.21
10/31/1995          14,309.32              14,401.63
11/30/1995          14,912.68              15,035.30
12/29/1995          15,125.94              15,313.46
01/31/1996          15,528.67              15,840.24
02/29/1996          15,729.38              15,992.30
03/29/1996          15,930.50              16,145.83
04/30/1996          16,109.96              16,383.17
05/31/1996          16,482.92              16,805.86
06/28/1996          16,573.05              16,874.76
07/31/1996          15,790.12              16,123.84
08/30/1996          16,166.38              16,465.66
09/30/1996          16,916.98              17,391.03
10/31/1996          17,330.70              17,867.55
11/29/1996          18,483.80              19,223.69
12/31/1996          18,165.84              18,846.91
01/31/1997          19,100.94              20,017.30
02/28/1997          19,205.64              20,179.44
03/31/1997          18,457.39              19,339.98
04/30/1997          19,352.14              20,494.57
05/30/1997          20,401.70              21,752.94
06/30/1997          21,206.26              22,723.12
07/31/1997          23,101.23              24,527.34
08/29/1997          21,931.01              23,163.62
09/30/1997          23,206.52              24,432.98
10/31/1997          22,333.69              23,616.92
11/28/1997          23,173.89              24,710.39
12/31/1997          23,577.31              25,135.41
01/31/1998          23,831.99              25,414.41
02/27/1998          25,777.32              27,246.79
03/31/1998          27,218.76              28,641.82
04/30/1998          27,294.06              28,931.11
05/29/1998          26,995.92              28,433.49
06/30/1998          28,141.71              29,587.89
07/31/1998          27,813.38              29,274.26
08/31/1998          23,543.44              25,041.20
09/30/1998          24,751.40              26,646.34
10/30/1998          26,957.67              28,812.69
11/30/1998          28,571.50              30,558.74
12/31/1998          30,708.63              32,318.92
01/29/1999          31,739.00              33,669.85
02/26/1999          30,753.36              32,622.72
03/31/1999          31,663.68              33,927.63
04/30/1999          32,998.00              35,240.63
05/28/1999          32,035.80              34,408.95
06/30/1999          34,244.79              36,318.65
07/30/1999          33,072.55              35,185.50
08/31/1999          32,681.32              35,009.58
09/30/1999          31,779.70              34,050.31
10/29/1999          33,638.61              36,205.70
11/30/1999          34,028.44              36,940.67
12/31/1999          35,691.40              39,116.48
01/31/2000          33,516.26              37,152.83
02/29/2000          32,674.50              36,450.64
03/31/2000          36,331.87              40,015.52
04/28/2000          35,442.83              38,811.05
05/31/2000          34,975.94              38,015.42
06/30/2000          35,535.53              38,950.60
07/31/2000          35,103.47              38,342.97
08/31/2000          37,275.50              40,724.07
09/29/2000          35,022.31              38,573.84
10/31/2000          35,107.83              38,411.83
11/30/2000          31,072.81              35,384.98
12/29/2000          25,452.42              35,558.37
01/31/2001          31,923.63              36,820.69
02/28/2001          28,574.24              33,462.64
03/30/2001          26,229.83              31,344.46
04/30/2001          28,750.54              33,779.92
05/31/2001          28,803.90              34,006.25
06/30/2001          28,138.61              33,179.89
07/31/2001          27,461.95              32,854.73
08/31/2001          25,562.27              30,798.02
09/28/2001          23,357.57              28,309.54
10/31/2001          24,102.35              28,850.26
11/30/2001          25,970.22              31,063.07
12/31/2001          26,185.04              31,336.43
01/31/2002          25,821.85              30,878.91
02/28/2002          25,220.44              30,282.95
03/31/2002          26,346.02              31,421.59
04/30/2002          25,087.94              29,517.44
05/31/2002          24,880.61              29,257.69
06/30/2002          23,203.95              27,098.47
07/31/2002          21,348.68              25,093.18
08/31/2002          21,491.12              25,223.67
09/30/2002          19,226.19              22,514.65
10/31/2002          20,632.25              24,385.61
11/30/2002          21,590.69              25,812.17
12/31/2002          20,376.50              24,351.20

Value on 12/31/02:
-----------------
$20,377  Growth & Income Fund
$24,351  Growth & Income Benchmark
MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 2 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of December 31, 2002)

                       % of
                      Assets
Microsoft Corp.        3.5%
ExxonMobil Corp.       2.9%
Pfizer, Inc.           2.8%
Citigroup, Inc.        2.6%
Johnson & Johnson      2.2%
General Electric Co.   2.1%
Bank of America Corp.  1.9%
Wal-Mart Stores, Inc.  1.8%
Intel Corp.            1.8%
Dell Computer Corp.    1.7%
 AVERAGE ANNUAL TOTAL RETURNS*

                          Growth & Income Growth & Income
                               Fund        Benchmark(1)
                          --------------- ---------------
1 Year                        -22.18%         -22.29%
3 Years                       -17.00          -14.61
5 Years                        -2.85           -0.63
10 Years                        7.39            9.31
 SECTOR/INDUSTRY ALLOCATION (as of December 31, 2002)

                          % of                          % of
                         Assets                        Assets
Financial Services       23.82% Integrated Oils        5.26%
Health Care              15.80% Producer Durables      4.03%
Technology               14.48% Other                  3.50%
Consumer Discretionary &        Materials & Processing 3.28%
Services                 12.35% Autos & Transportation 2.41%
Consumer Staples          7.17% Other Energy           1.97%
Utilities                 5.93%
(1)The Growth & Income Benchmark represents the S&P 500 Index from April 1986 to April 2002 and then the Russell 1000 from May 2002 to present.
* Total returns are for the period ended December 31, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/02. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 781 VL/VUL subaccounts and 1,479 VA subaccounts in the Morningstar Large Blend category. VL/VUL subaccounts received an overall Morningstar Rating of out 4,575 subaccounts. VA subaccounts received an overall Morningstar Rating of 3 out of 8,512 subaccounts.

PROPOSAL 4

BY FREDERICK L. CAVANAUGH, JR., AND DANIEL S. JANIS, III, PORTFOLIO MANAGERS

John Hancock V.A. Strategic Income Fund

--------------------------------------------------------------------------------
MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                       [PHOTO OF FRED CAVANAUGH]
                                                       [PHOTO OF DAN JANIS]
                                                        Fred Cavanaugh
                                                        Dan Janis

Global bond markets turned in strong gains in 2002, although various sectors of the market performed far better than others. Among the top-performing fixed-income investments were foreign bonds, which benefited from both the global economic weakness that caused interest rates to fall and bond prices to rise, and the depreciation of the U.S. dollar compared with other major foreign currencies.

U.S. Treasuries also performed well because of stock market volatility and strong demand for relatively safe investments. Falling interest rates also helped. That said, U.S. Treasury bonds and notes struggled in the fourth quarter as stocks rallied in response to a brief subsiding in war worries, the Republican mid-term election victories and a one-half percentage point cut in interest rates, which many felt could result in stronger economic conditions and higher inflation in 2003.

High-yield corporate bonds took the opposite track, struggling in the first three quarters of 2002, but rebounding in the final quarter. High-yield bonds suffered in response to weak economic conditions. High-yield corporates are heavily dependent on corporate financial health and as such, are more correlated to the stock market's performance. More importantly, however, investors became increasingly skittish and risk-averse amid the financial scandals that engulfed companies such as Enron, Global Crossing, Adelphia Communications and WorldCom. But in the final months of the year, high-yield bond prices rallied with the stock market.

FUND PERFORMANCE

For the 12 months ended December 31, 2002, John Hancock V.A. Strategic Income Fund posted a total return of 7.87% at net asset value. This compared with the 8.47% return of the average variable annuity general bond fund.

FOCUS ON QUALITY HELPS

The Fund did well as the result of our asset allocation decisions, which resulted in the portfolio's gradually shifting toward higher-quality securities. We benefited from our increased stake in foreign government bonds, as well as from our relatively light exposure to high-yield corporates. Among foreign government bonds, our holdings in European government bonds, which we added to throughout the period, performed quite well. Bonds issued by Germany, Spain and Italy were attractive based on our expectations of interest-rate cuts amid growing economic weakness. Although the European Central Bank didn't cut rates until late in the period, the bonds in those countries generally rallied in anticipation of the cuts. We also focused on high-quality bonds issued by other developed countries, including Canada and New Zealand.

Some of our purchases of foreign government bonds came as the result of our selling emerging-market bonds, which we felt had reached their full value. Others came from selling U.S. Treasury securities. While the Fund benefited from its stake in Treasury bonds early on, we sold some because we became more pessimistic about the U.S. dollar as the period progressed. The dollar seemed to us at the time

Top five industry groups
--------------------------------------------------------------------------------
50%
Foreign governments
--------------------------------------------------------------------------------
17%
U.S. government
--------------------------------------------------------------------------------
6%
Leisure
--------------------------------------------------------------------------------
5%
Media
--------------------------------------------------------------------------------
5%
Oil & gas
--------------------------------------------------------------------------------
As a percentage of net assets on 12-31-02 to be overvalued, and we worried about the potential for further declines because of the record trade deficit and concerns that foreigners' interest in our stock and bond markets would wane given all the recent volatility. As the dollar continued to weaken, that positioning served the portfolio well.

HIGH-QUALITY HIGH YIELD

Our focus on the higher-quality names within the high-yield corporate bond sector also aided performance. Among the top-performing holdings were some oil companies, whose prices were driven higher in part by the prospects of rising energy prices in light of the oil workers strike in Venezuela and a potential U.S. war with Iraq. For similar reasons, our holdings in other energy companies -- such as Chesapeake Energy -- also did well. Mexico's leading television broadcaster, Grupo Televisa, continued to gain market share in the Mexican TV market and benefited from the continued solid performance of Univision and Innova, in which Televisa owns equity stakes. Innova, the Mexican platform for Sky International satellite television programming, also performed well by turning cash flow positive and continuing to take market share from its primary competitor, DirecTV

Latin America.

On the flip side, our holdings in paper company Corporacion Durango weakened when sales declined due to a boiler explosion at the company's Georgia paper mill. Coal company Horizon Natural Resources filed for bankruptcy, which obviously was a disappointment.

OUTLOOK

For now, we plan to maintain our high-quality focus. But we have begun to gradually increase our historically low exposure to high-yield corporate bonds and plan to continue to do so once we're more comfortable with the strength of economic activity, corporate earnings and the geopolitical situation.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in high-yield bonds.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

For the period ended 12-31-02

--------------------------------------------------------------------------------
Cumulative total returns
--------------------------------------------------------------------------------
One year                                                                   7.87%
Five years                                                                25.75%
Since inception (8-29-96)                                                 49.62%
--------------------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------------------
One year                                                                   7.87%
Five years                                                                 4.69%
Since inception (8-29-96)                                                  6.56%
--------------------------------------------------------------------------------
Yield
--------------------------------------------------------------------------------
SEC 30-Day Yield                                                           5.88%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

--------------------------------------------------------------------------------
GROWTH OF $10,000
--------------------------------------------------------------------------------

John Hancock V.A. Strategic Income Fund
8-29-96--12-31-02

John Hancock V.A. Strategic Income Fund - $14,963
Merrill Lynch AAA U.S. Treasury/Agency Master Index - $16,634
Merrill Lynch High Yield Master II Index - $12,342
Salomom Smith Barney World Government Bond Index - $13,670

                                 [CHART OMITTED]

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Strategic Income Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in three indexes:

Merrill Lynch AAA U.S. Treasury/Agency Master Index, an index of fixed-rate U.S. Treasury and agency securities

Merrill Lynch High Yield Master II Index, an index of Yankee and high yield bonds

Salomon Smith Barney World Government Bond Index, an index of bonds issued by governments in the U.S., Europe and Asia

It is not possible to invest in an index.

                                                      Inception: March 29, 1986

  ACTIVE BOND FUND
  JOHN HANCOCK ADVISERS, LLC
                                                          Greene/Evans/Matthews

..  In 2002, the Fund returned 7.25%, underperforming its benchmark, the Lehman
   Brothers Aggregate Index.
.. The Fund underperformed its benchmark primarily due to unfavorable sector allocation and security selection decisions, while duration/yield curve decisions modestly boosted relative performance.
.. Sector allocation decisions detracted from relative performance primarily due to the Fund's overweighting in investment grade and high yield corporate bonds.
.. As 2003 progresses, the manager expects to gradually reduce portfolio duration below the benchmark as the recovery gains momentum and to maintain an overweighted position in corporate bonds and mortgage-backed securities. The manager also continues to seek opportunities in select high yield and emerging market bonds.
.. The manager's strategy focuses on anticipating shifts in the business cycle, rather than predicting the direction of interest rates. The Fund capitalizes on these shifts by using a research-driven process to identify attractive sectors as well as mispriced securities within those sectors.


..  This Fund intends to adopt a "manager of managers" arrangement (See
   "Investment Advisory Services" in the proxy statement).



                                     [CHART]

Historical Fund Return

$10,000
Investment made 12/31/92
(10-Year Period)

                                Lehman Brothers
            Active Bond Fund  Aggregate Bond Index
            ----------------  --------------------
12/31/1992     $10,000.00         $10,000.00
 1/29/1993      10,178.64          10,192.00
 2/26/1993      10,390.36          10,370.36
 3/31/1993      10,447.71          10,413.92
 4/30/1993      10,512.60          10,486.81
 5/28/1993      10,507.49          10,500.45
 6/30/1993      10,722.69          10,690.50
 7/30/1993      10,813.44          10,751.44
 8/31/1993      11,042.10          10,939.59
 9/30/1993      11,096.70          10,969.13
10/29/1993      11,108.49          11,009.71
11/30/1993      11,025.03          10,916.13
12/31/1993      11,076.55          10,975.08
 1/31/1994      11,238.18          11,123.24
 2/28/1994      11,032.04          10,929.70
 3/31/1994      10,798.07          10,659.73
 4/29/1994      10,701.06          10,574.45
 5/31/1994      10,683.07          10,573.40
 6/30/1994      10,672.61          10,550.14
 7/29/1994      10,845.24          10,760.08
 8/31/1994      10,871.67          10,773.00
 9/30/1994      10,744.91          10,614.63
10/31/1994      10,727.38          10,605.08
11/30/1994      10,707.66          10,581.75
12/30/1994      10,791.94          10,654.76
 1/31/1995      10,998.00          10,865.73
 2/28/1995      11,261.13          11,124.33
 3/31/1995      11,348.67          11,192.19
 4/28/1995      11,512.83          11,348.88
 5/31/1995      12,007.68          11,788.08
 6/30/1995      12,111.27          11,874.13
 7/31/1995      12,059.11          11,848.01
 8/31/1995      12,198.50          11,991.37
 9/29/1995      12,320.73          12,107.69
10/31/1995      12,521.33          12,265.09
11/30/1995      12,708.26          12,449.07
12/29/1995      12,901.80          12,623.35
 1/31/1996      12,977.73          12,706.67
 2/29/1996      12,728.43          12,485.57
 3/29/1996      12,650.65          12,398.17
 4/30/1996      12,586.67          12,328.74
 5/31/1996      12,583.64          12,304.08
 6/28/1996      12,711.30          12,468.96
 7/31/1996      12,751.95          12,502.62
 8/30/1996      12,761.21          12,481.37
 9/30/1996      12,992.04          12,698.55
10/31/1996      13,268.37          12,980.45
11/29/1996      13,476.49          13,202.42
12/31/1996      13,431.24          13,079.64
 1/31/1997      13,481.13          13,120.18
 2/28/1997      13,544.83          13,152.98
 3/31/1997      13,401.62          13,006.99
 4/30/1997      13,584.38          13,202.09
 5/30/1997      13,737.19          13,327.51
 6/30/1997      13,917.23          13,486.11
 7/31/1997      14,334.57          13,850.23
 8/29/1997      14,194.04          13,732.51
 9/30/1997      14,423.88          13,935.75
10/31/1997      14,548.42          14,137.82
11/28/1997      14,628.65          14,202.85
12/31/1997      14,788.67          14,346.30
 1/31/1998      14,991.29          14,529.93
 2/27/1998      14,978.93          14,518.31
 3/31/1998      15,063.77          14,567.67
 4/30/1998      15,136.97          14,643.42
 5/29/1998      15,271.85          14,782.53
 6/30/1998      15,418.26          14,908.19
 7/31/1998      15,447.03          14,939.49
 8/31/1998      15,599.02          15,183.01
 9/30/1998      15,956.27          15,538.29
10/30/1998      15,807.16          15,455.94
11/30/1998      15,959.12          15,544.03
12/31/1998      16,006.27          15,590.67
 1/29/1999      16,153.25          15,701.36
 2/26/1999      15,822.34          15,426.59
 3/31/1999      15,935.04          15,511.43
 4/30/1999      15,985.01          15,561.07
 5/28/1999      15,812.23          15,424.13
 6/30/1999      15,772.72          15,374.77
 7/30/1999      15,740.58          15,310.20
 8/31/1999      15,709.60          15,302.55
 9/30/1999      15,849.70          15,480.06
10/29/1999      15,881.90          15,537.33
11/30/1999      15,937.65          15,535.78
12/31/1999      15,855.65          15,461.21
 1/31/2000      15,789.68          15,410.18
 2/29/2000      15,967.13          15,596.65
 3/31/2000      16,128.41          15,802.52
 4/28/2000      16,066.28          15,756.70
 5/31/2000      16,052.07          15,748.82
 6/30/2000      16,388.82          16,076.39
 7/31/2000      16,520.02          16,222.69
 8/31/2000      16,770.74          16,457.92
 9/29/2000      16,864.94          16,561.60
10/31/2000      16,954.45          16,670.91
11/30/2000      17,179.99          16,944.31
12/29/2000      17,512.68          17,259.48
 1/31/2001      17,800.01          17,540.80
 2/28/2001      17,947.87          17,693.41
 3/30/2001      18,030.67          17,781.88
 4/30/2001      17,966.74          17,707.19
 5/31/2001      18,091.23          17,813.44
 6/30/2001      18,147.64          17,881.13
 7/31/2001      18,557.33          18,281.66
 8/31/2001      18,744.40          18,491.90
 9/28/2001      18,739.48          18,706.41
10/31/2001      19,091.16          19,097.37
11/30/2001      18,945.40          18,833.83
12/31/2001      18,822.97          18,713.29
 1/31/2002      18,943.10          18,864.87
 2/28/2002      19,059.78          19,047.86
 3/30/2002      18,817.79          18,731.67
 4/30/2002      19,118.25          19,095.06
 5/31/2002      19,231.41          19,257.37
 6/30/2002      19,170.68          19,424.91
 7/31/2002      19,137.11          19,659.95
 8/31/2002      19,504.44          19,992.20
 9/28/2002      19,749.46          20,316.08
10/31/2002      19,601.47          20,222.62
11/30/2002      19,780.53          20,216.55
12/31/2002      20,187.44          20,635.04

Value on 12/31/02:
------------------
$20,187 Active  Bond Fund
$20,635 Lehman  Brothers Aggregate Bond Index

MORNINGSTAR CATEGORY RISK+:
.. Below Average (VL/VUL)
.. Below Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of December 31, 2002)

                                     % of
                                    Assets
Federal National Mortgage Assoc.    36.4%
U.S. Treasury                       9.7%
Federal Home Loan Mortgage Corp.    5.9%
Government National Mortgage Assoc. 4.8%
Household Finance Corp.             1.0%
Ford Motor Credit Co.               1.0%
NiSource Finance Corp.              0.9%
Morgan Stanley Dean Witter          0.9%
Amresco Residential Securities      0.7%
News America Holdings, Inc.         0.6%

 AVERAGE ANNUAL TOTAL RETURNS*

                     Lehman Brothers
         Active Bond Aggregate Bond
            Fund          Index
         ----------- ---------------
 1 Year     7.25%         10.27%
 3 Years    8.38          10.10
 5 Years    6.42           7.54
10 Years    7.28           7.51

 FUND COMPOSITION (as of December 31, 2002)

                        % of
Credit Quality         Assets
AAA                    60.10%
AA                      2.10%
A                       8.20%
BBB                    18.50%
BB & lower              9.60%
Not rated               0.10%
Short Term              1.40%
Weighted Average Yield  5.05%
* Total returns are for the period ended December 31, 2002, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/02. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 327 VL/VUL subaccounts and 500 VA subaccounts in the Morningstar Intermediate-Term Bond category. VL/VUL subaccounts received an overall Morningstar Rating of 4 out 967 subaccounts. VA subaccounts received an overall Morningstar Rating of 5 out of 1,697 subaccounts.

PROPOSAL 5

BY BARRY J. GORDON, MARC H. KLEE, CFA, AND ALAN LOEWENSTEIN, CFA, PORTFOLIO MANAGERS

John Hancock V.A. Technology Fund

--------------------------------------------------------------------------------
MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                     [PHOTO OF BARRY GORDON]
                                                     [PHOTO OF MARC KLEE]
                                                     [PHOTO OF ALAN LOEWENSTEIN]
                                                     Barry Gordon
                                                     Marc Klee
                                                     Alan Loewenstein

Weak economic conditions and investor uncertainty caused by heightened geopolitical concerns and corporate scandals resulted in crushing declines for all but a few technology stocks in 2002, continuing the unprecedented downturn the group has experienced since early 2000. Tech companies are cyclical growth enterprises and as such, their fortunes rise and fall in response to economic tides. While some external factors can and do come into play at various times -- such as the rush to purchase new equipment prior to Y2K -- the purchase of technology products and services can and will be deferred during economic weakness. This reflects the knowledge of both corporations and individuals that technology users will be able to function for some time even with equipment that may not be "state of the art." Given the past year's weakening global economy, it wasn't at all surprising that businesses around the world routinely cut back capital expenditures and dramatically tightened their purse strings by postponing or abandoning new information technology projects. Even though companies could borrow money cheaply thanks to low interest rates, they became very short-sighted, requiring that paybacks on technology be measured in months, rather than years, before they would spend discretionary dollars. One bright spot was the consumer, who kept on spending even as the economy weakened.

FUND PERFORMANCE

For the 12-month period ended December 31, 2002, John Hancock V.A. Technology Fund posted a total return of -46.83%, compared with the -43.01% return of the average open-end science and technology fund, and the -30.91% return of the average variable annuity specialty miscellaneous fund, according to Lipper, Inc.

SEMICONDUCTOR AND EQUIPMENT STOCKS STUMBLE

Heading into 2002, there was a growing belief that the extraordinary actions taken by the Federal Reserve after the events of September 11, 2001 would lead to an economic recovery by mid-2002. Since technology is capital-spending intensive and therefore is reliant upon cash flow generation, the thinking was that a revival in the tech sector would occur one or two quarters after corporations started to see cash flows improve -- meaning by the second half of the year. Given our expectations of improving economic conditions, we favored stocks of "early cyclical" companies, such as semiconductors and semiconductor-capital equipment, early in the period. But when a healthy economic rebound failed to materialize, there were growing concerns that reduced corporate spending would hurt sales and that consumer spending on electronics would eventually decline. Among our semiconductor-related holdings that were hardest-hit were Integrated Device Technology, Cypress Semiconductor and Micron Technology.

A SHIFT TOWARD SOFTWARE

In recent months, we have moderated our strategy in response to weaker-than-expected economic conditions. We repositioned the portfolio on a bottom-up basis to look for companies that we think are relatively well-positioned for a more modest recovery. While economic strength ultimately is critical for the entire sector, the types of companies we've targeted are better able to absorb a prolonged

Top five holdings
--------------------------------------------------------------------------------
5.4%
Dell Computer
--------------------------------------------------------------------------------
4.7%
Microsoft
--------------------------------------------------------------------------------
3.9%
Cisco Systems
--------------------------------------------------------------------------------
3.6%
Citrix Systems
--------------------------------------------------------------------------------
3.3%
Nokia
--------------------------------------------------------------------------------
As a percentage of net assets on 12-31-02 period of sluggish activity. In particular, we have reduced our holdings in semiconductor and related capital equipment companies in favor of software and hardware (especially personal computer-related) companies, initiating or adding to holdings such as Seibel Systems, Microsoft and Hewlett-Packard.

BRIGHT SPOTS

Despite the breadth of the 2002 tech stock rout, the portfolio did have its share of winners during the year. One of the best-performing holdings was Western Digital, the profitable maker of disk drives that go into personal computers, as well as gaming products such as Microsoft's X-Box. The stock benefited from strong consumer demand and the company's efforts to cut costs and boost production efficiencies. Some Internet-related companies also came roaring back this year. The stock price of Amazon.com, the world's largest online retailer, surged on news that sales and revenues increased and that it had seemingly stemmed its losses. Yahoo and E-Bay each jumped on better-than-expected earnings and sales.

Although the makers of computers suffered, they generally held up better than the tech sector as a whole. Dell, the Fund's largest holding and a leading PC manufacturer, was one of our best performers, helped by strong execution and continued expansion into overseas markets. IBM held in a lot better than the hardware group as a whole, as investors moved in to take advantage of the stock's historically low valuation.

OUTLOOK

Although technology stocks have sorely tried investors' patience over the last three years, we're cautiously optimistic about their prospects. We believe an economic recovery eventually will take hold and ultimately boost corporate tech spending. What's more, most tech companies have slashed costs, which should help their bottom lines when growth resumes. And current tech stock valuations are very attractive, especially given the high cash positions many of these companies currently enjoy. If the sector's fundamentals improve, large institutional investors will likely start buying again, and that renewed interest could help stock prices move higher.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------
For the period ended 12-31-02

--------------------------------------------------------------------------------
Cumulative total returns
--------------------------------------------------------------------------------
One year                                                                 -46.83%
Since inception (5-1-00)                                                 -78.16%
--------------------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------------------
One year                                                                 -46.83%
Since inception (5-1-00)                                                 -43.45%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

--------------------------------------------------------------------------------
GROWTH OF $10,000
--------------------------------------------------------------------------------

John Hancock V.A. Technology Fund
5-1-00--12-31-02

John Hancock V.A. Technology Fund - $2,184
Standard & Poor's 500 Index - $6,290
Russell 3000 Technology Index - $2,456

                                 [CHART OMITTED]

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Technology Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in two indexes: Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance

Russell 3000 Technology Index, is a capitalization-weighted index composed of companies that serve the electronics and computer industries It is not possible to invest in an index.

                                                      Inception: March 29, 1986

  LARGE CAP GROWTH FUND
  INDEPENDENCE INVESTMENT LLC
                                                           M. Lapman/J. Forelli



..  In 2002, the Fund returned -27.82% slightly outperforming its benchmark, the
   Russell 1000 Growth Index.
..  The Fund outperformed its benchmark primarily due to favorable stock selection decisions. In contrast, sector allocation decisions detracted.
.. Despite having a neutral weight to the technology sector relative to the benchmark, the Fund's exposure to technology was the largest detractor from absolute performance. Top detractors within this sector and the overall Fund included Intel, Microsoft and Cisco.
.. While the health care and consumer discretionary sectors were also significant performance detractors overall, several of the Fund's top contributors were within health care such as Pharmacia and Trigon Healthcare and in consumer discretionary such as Black & Decker and Staples.
.. Going forward, the strategy for this fund remains consistent. The manager seeks to maintain risk and sector characteristics similar to the benchmark. The manager continues to pursue investment opportunities in stocks of growth-oriented companies that possess fundamental catalysts, which differentiate them from their peers, and exhibit favorable valuation. As usual, this is done in a risk-controlled framework.
.. The manager selects stocks using a combination of proprietary fundamental equity research and quantitative portfolio construction tools. Stocks purchased combine low prices and improving fundamentals with favorable valuations and earnings growth prospects.


..  This Fund intends to adopt a "manager of managers" arrangement (See
   "Investment Advisory Services" in the proxy statement).


                                    [CHART]

Historical Fund Return

$10,000
Investment made 12/31/92
(10-Year Period)

                  Large Cap Growth Fund   Russell 1000(R) Growth Index
                  ---------------------   ----------------------------
12/31/1992             $10,000.00                 $10,000.00
 1/29/1993              10,094.21                   9,885.00
 2/26/1993              10,278.19                   9,728.82
 3/31/1993              10,589.73                   9,916.58
 4/30/1993              10,208.11                   9,519.92
 5/28/1993              10,513.95                   9,853.12
 6/30/1993              10,667.30                   9,762.47
 7/30/1993              10,585.06                   9,587.72
 8/31/1993              11,044.16                   9,980.82
 9/30/1993              11,181.61                   9,906.96
10/29/1993              11,350.17                  10,182.37
11/30/1993              11,225.71                  10,115.17
12/31/1993              11,380.46                  10,290.16
 1/31/1994              11,725.98                  10,527.86
 2/28/1994              11,362.74                  10,336.26
 3/31/1994              10,995.25                   9,837.02
 4/29/1994              11,211.16                   9,883.25
 5/31/1994              11,174.87                  10,032.49
 6/30/1994              11,007.70                   9,736.53
 7/29/1994              11,282.92                  10,069.52
 8/31/1994              11,677.66                  10,630.39
 9/30/1994              11,327.72                  10,484.75
10/31/1994              11,435.60                  10,732.19
11/30/1994              11,101.76                  10,388.76
12/30/1994              11,268.44                  10,563.29
 1/31/1995              11,479.72                  10,788.29
 2/28/1995              11,914.33                  11,240.32
 3/31/1995              12,184.24                  11,569.66
 4/28/1995              12,485.42                  11,823.04
 5/31/1995              12,910.19                  12,235.66
 6/30/1995              13,127.19                  12,707.96
 7/31/1995              13,552.23                  13,236.61
 8/31/1995              13,656.22                  13,251.17
 9/29/1995              14,210.50                  13,862.05
10/31/1995              14,047.00                  13,871.75
11/30/1995              14,630.30                  14,411.36
12/29/1995              14,834.24                  14,493.51
 1/31/1996              15,181.94                  14,979.04
 2/29/1996              15,360.96                  15,253.16
 3/29/1996              15,555.59                  15,272.99
 4/30/1996              15,817.53                  15,674.67
 5/31/1996              16,166.80                  16,221.71
 6/28/1996              16,148.47                  16,244.42
 7/31/1996              15,075.04                  15,292.50
 8/30/1996              15,556.22                  15,687.05
 9/30/1996              16,508.52                  16,829.06
10/31/1996              16,630.62                  16,930.04
11/29/1996              17,837.45                  18,201.48
12/31/1996              17,544.33                  17,844.73
 1/31/1997              18,548.21                  19,095.65
 2/28/1997              18,685.70                  18,965.80
 3/31/1997              17,806.40                  17,939.75
 4/30/1997              18,748.18                  19,130.95
 5/30/1997              19,827.38                  20,512.20
 6/30/1997              20,612.36                  21,332.69
 7/31/1997              22,601.68                  23,218.50
 8/29/1997              21,476.69                  21,860.22
 9/30/1997              22,814.49                  22,935.74
10/31/1997              21,895.36                  22,087.12
11/28/1997              22,708.95                  23,025.82
12/31/1997              22,964.28                  23,283.71
 1/31/1998              23,578.09                  23,979.90
 2/27/1998              25,808.93                  25,783.18
 3/31/1998              27,269.48                  26,811.93
 4/30/1998              27,476.14                  27,181.94
 5/29/1998              26,883.29                  26,409.97
 6/30/1998              28,218.66                  28,026.26
 7/31/1998              28,081.72                  27,841.29
 8/31/1998              23,684.31                  23,662.31
 9/30/1998              25,069.90                  25,479.58
10/30/1998              26,958.99                  27,528.13
11/30/1998              29,100.55                  29,623.02
12/31/1998              32,037.69                  32,295.02
 1/29/1999              33,821.12                  34,190.74
 2/26/1999              32,192.86                  32,628.22
 3/31/1999              33,548.42                  34,347.73
 4/30/1999              34,042.90                  34,392.38
 5/28/1999              33,057.91                  33,336.54
 6/30/1999              35,519.74                  35,670.09
 7/30/1999              34,344.03                  34,535.78
 8/31/1999              34,540.60                  35,098.72
 9/30/1999              33,748.86                  34,361.64
10/29/1999              35,727.41                  36,955.95
11/30/1999              36,932.73                  38,947.87
12/31/1999              39,748.65                  42,998.45
 1/31/2000              37,370.05                  40,981.82
 2/29/2000              38,551.17                  42,985.84
 3/31/2000              42,662.82                  46,063.62
 4/28/2000              41,213.34                  43,870.99
 5/31/2000              39,721.33                  41,659.90
 6/30/2000              42,019.46                  44,817.72
 7/31/2000              40,653.72                  42,948.82
 8/31/2000              44,621.13                  46,835.68
 9/29/2000              39,946.85                  42,405.03
10/31/2000              38,759.42                  40,399.27
11/30/2000              33,597.70                  34,444.42
12/29/2000              32,639.32                  33,355.97
 1/31/2001              34,530.20                  35,660.87
 2/28/2001              29,006.16                  29,605.66
 3/30/2001              25,769.67                  26,384.56
 4/30/2001              29,313.07                  29,722.21
 5/31/2001              28,966.58                  29,285.29
 6/30/2001              28,361.52                  28,605.87
 7/31/2001              27,498.74                  27,890.73
 8/31/2001              25,509.66                  25,609.26
 9/28/2001              23,079.82                  23,053.46
10/31/2001              24,478.93                  24,263.77
11/30/2001              26,827.92                  26,595.51
12/31/2001              26,898.99                  26,544.98
 1/31/2002              26,623.77                  26,075.14
 2/28/2002              25,536.20                  24,993.02
 3/30/2003              26,408.34                  25,857.78
 4/30/2002              24,760.88                  23,747.78
 5/31/2002              24,188.86                  23,173.09
 6/30/2002              22,100.62                  21,029.58
 7/31/2002              20,561.81                  19,872.95
 8/31/2002              20,626.00                  19,932.57
 9/28/2002              18,469.71                  17,865.56
10/31/2002              20,007.82                  19,503.83
11/30/2002              20,732.54                  20,562.89
12/31/2002              19,382.89                  19,142.00

Value on 12/31/02:
------------------


$19,383 Large Cap Growth Fund
$19,142 Russell 1000(R) Growth Index


MORNINGSTAR
CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of December 31, 2002)

                                  % of
                                 Assets
Pfizer, Inc.                      6.0%
Microsoft Corp.                   5.8%
General Electric Co.              4.7%
Johnson & Johnson                 4.4%
Intel Corp.                       3.1%
Dell Computer Corp.               2.9%
Wal-Mart Stores, Inc.             2.5%
Kohl's Corp.                      2.3%
Federal National Mortgage Assoc.  2.2%
Pharmacia Corp.                   1.9%
 AVERAGE ANNUAL TOTAL RETURNS*

          Large Cap  Russell 1000(R)
         Growth Fund  Growth Index
         ----------- ---------------
1  Year    -27.82%       -27.89%
3  Years   -21.23        -23.64
5  Years    -3.29         -3.84
10 Years     6.87          6.71
 SECTOR/INDUSTRY ALLOCATION (as of December 31, 2002)

                          % of                          % of
                         Assets                        Assets
Health Care              26.02% Producer Durables      4.50%
Technology               21.11% Materials & Processing 1.47%
Consumer Discretionary &        Other Energy           0.77%
Services                 16.88% Autos & Transportation 0.71%
Financial Services       13.38%
Consumer Staples          9.45%
Other                     5.71%
* Total returns are for the period ended December 31, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/02. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 859 VL/VUL subaccounts and 1,690 VA subaccounts in the Morningstar Large Growth category. VL/VUL subaccounts received an overall Morningstar Rating of 2 out 4,575 subaccounts. VA subaccounts received an overall Morningstar Rating of 2 out of 8,512 subaccounts.

                       This page left intentionally blank

                         -------------------------------


                                     Thank
                                      You
                                  for mailing
                             your voting instruction
                                   promptly!


                         -------------------------------
                                                                    VAVSTPX 3/03

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                   John Hancock V.A. Financial Industries Fund
                  Special Meeting of Shareholders to Be Held on
                                 April 16, 2003

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Financial Industries Fund and the Financial Industries Fund series of the John Hancock Variable Series Trust I ("Financial Industries Fund"). Under this Agreement, V.A. Financial Industries Fund would transfer all of its assets to Financial Industries Fund in exchange for shares of Financial Industries Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Financial Industries Fund. Financial Industries Fund will also assume V.A. Financial Industries Fund's liabilities.

         FOR      |_|          AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies (the "record owners") to vote all the shares of beneficial interest of John Hancock V.A. Financial Industries Fund ("V.A. Financial Industries Fund") attributable to the undersigned's variable insurance or annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Financial Industries Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated March 24, 2003 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

The  record  owners are hereby  instructed  to vote the shares  held in the fund
attributable   to  the   undersigned's   contract  at  the  special  meeting  of
shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date ___________ , 2003 NOTE:
                                    Signature(s) should agree
                                    with the name(s) printed
                                    herein. When signing as
                                    attorney, executor,
                                    administrator, trustee or
                                    guardian, please give your
                                    full name as such. If a
                                    corporation, please sign in
                                    full corporate name by
                                    president or other
                                    authorized officer. If a
                                    partnership, please sign in
                                    partnership name by
                                    authorized person.
                                    ----------------------------------

                                    ----------------------------------
                                               Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                   John Hancock V.A. Sovereign Investors Fund
                  Special Meeting of Shareholders to Be Held on
                                 April 16, 2003

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Sovereign Investors Fund and the Growth & Income Fund series of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Sovereign Investors Fund. would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Sovereign Investors Fund. Growth & Income Fund will also assume V.A. Sovereign Investors Fund's liabilities.

         FOR      |_|          AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. SOVEREIGN INVESTORS FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies (the "record owners") to vote all the shares of beneficial interest of John Hancock V.A. Sovereign Investors Fund ("V.A. Sovereign Investors Fund") attributable to the undersigned's variable insurance or annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Sovereign Investors Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated March 24, 2003 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

The  record  owners are hereby  instructed  to vote the shares  held in the fund
attributable   to  the   undersigned's   contract  at  the  special  meeting  of
shareholders and at any adjournment thereof, as specified on the reverse side.

                                  PLEASE SIGN, DATE AND RETURN
                                  PROMPTLY IN ENCLOSED ENVELOPE

                                  Date ________, 2003 NOTE:
                                  Signature(s) should agree
                                  with the name(s) printed
                                  herein. When signing as
                                  attorney, executor,
                                  administrator, trustee or
                                  guardian, please give your
                                  full name as such. If a
                                  corporation, please sign in
                                  full corporate name by
                                  president or other
                                  authorized officer. If a
                                  partnership, please sign in
                                  partnership name by
                                  authorized person.
                                  ------------------------------

                                  ------------------------------
                                        Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                      John Hancock V.A. Relative Value Fund
                  Special Meeting of Shareholders to Be Held on
                                 April 16, 2003

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Relative Value Fund and the Growth & Income Fund series of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Relative Value Fund. would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Relative Value Fund. Growth & Income Fund will also assume V.A. Relative Value Fund's liabilities.

         FOR      |_|           AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. RELATIVE VALUE FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies (the "record owners") to vote all the shares of beneficial interest of John Hancock V.A. Relative Value Fund ("V.A. Relative Value Fund") attributable to the undersigned's variable insurance or annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Relative Value Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, and at any adjournment
(s) of the Meeting. Receipt of the Proxy Statement dated March 24, 2003 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

The  record  owners are hereby  instructed  to vote the shares  held in the fund
attributable   to  the   undersigned's   contract  at  the  special  meeting  of
shareholders and at any adjournment thereof, as specified on the reverse side.

                                  PLEASE SIGN, DATE AND RETURN
                                  PROMPTLY IN ENCLOSED ENVELOPE

                                  Date ________ , 2003 NOTE:
                                  Signature(s) should agree
                                  with the name(s) printed
                                  herein. When signing as
                                  attorney, executor,
                                  administrator, trustee or
                                  guardian, please give your
                                  full name as such. If a
                                  corporation, please sign in
                                  full corporate name by
                                  president or other
                                  authorized officer. If a
                                  partnership, please sign in
                                  partnership name by
                                  authorized person.
                                  ---------------------------------

                                  ---------------------------------
                                         Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                     John Hancock V.A. Strategic Income Fund
                  Special Meeting of Shareholders to Be Held on
                                 April 16, 2003

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Strategic Income Fund and the Active Bond Fund series of the John Hancock Variable Series Trust I ("Active Bond Fund"). Under this Agreement, V.A. Strategic Income Fund would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Strategic Income Fund. Active Bond Fund will also assume V.A. Strategic Income Fund's liabilities.

         FOR      |_|           AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. STRATEGIC INCOME  FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies (the "record owners") to vote all the shares of beneficial interest of John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund") attributable to the undersigned's variable insurance or annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Strategic Income Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated March 24, 2003 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

The  record  owners are hereby  instructed  to vote the shares  held in the fund
attributable   to  the   undersigned's   contract  at  the  special  meeting  of
shareholders and at any adjournment thereof, as specified on the reverse side.

                                 PLEASE SIGN, DATE AND RETURN
                                 PROMPTLY IN ENCLOSED ENVELOPE

                                 Date ___________, 2003 NOTE:
                                 Signature(s) should agree
                                 with the name(s) printed
                                 herein. When signing as
                                 attorney, executor,
                                 administrator, trustee or
                                 guardian, please give your
                                 full name as such. If a
                                 corporation, please sign in
                                 full corporate name by
                                 president or other
                                 authorized officer. If a
                                 partnership, please sign in
                                 partnership name by
                                 authorized person.
                                 ------------------------------

                                 ------------------------------
                                       Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                        John Hancock V.A. Technology Fund
                  Special Meeting of Shareholders to Be Held on
                                 April 16, 2003

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Technology Fund and the Large Cap Growth Fund series of the John Hancock Variable Series Trust I ("Large Cap Growth Fund"). Under this Agreement, V.A. Technology Fund would transfer all of its assets to Large Cap Growth Fund in exchange for shares of Large Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Technology Fund. Large Cap Growth Fund will also assume V.A. Technology Fund's liabilities.

         FOR      |_|           AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. TECHNOLOGY FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies (the "record owners") to vote all the shares of beneficial interest of John Hancock V.A. Technology Fund ("V.A.
Technology Fund") attributable to the undersigned's variable insurance or annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Technology Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated March 24, 2003 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

The  record  owners are hereby  instructed  to vote the shares  held in the fund
attributable   to  the   undersigned's   contract  at  the  special  meeting  of
shareholders and at any adjournment thereof, as specified on the reverse side.

                                     PLEASE SIGN, DATE AND RETURN
                                     PROMPTLY IN ENCLOSED ENVELOPE

                                     Date _______, 2003 NOTE:
                                     Signature(s) should agree
                                     with the name(s) printed
                                     herein. When signing as
                                     attorney, executor,
                                     administrator, trustee or
                                     guardian, please give your
                                     full name as such. If a
                                     corporation, please sign in
                                     full corporate name by
                                     president or other
                                     authorized officer. If a
                                     partnership, please sign in
                                     partnership name by
                                     authorized person.
                                     -----------------------------------

                                     -----------------------------------
                                         Signature(s)